UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09877

Calvert Responsible Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert International Responsible Index Fund

Class A CDHAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,329,408,199
# of Portfolio Holdings	818
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	17.0%
Netherlands	4.7%
Australia	5.0%
South Korea	5.5%
Germany	6.8%
France	7.2%
Taiwan	7.6%
Switzerland	8.4%
Canada	10.4%
United Kingdom	11.2%
Japan	16.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Samsung Electronics Co. Ltd.	2.3%
ASML Holding NV	1.9%
AstraZeneca PLC	1.2%
SK Hynix, Inc.	1.2%
Roche Holding AG	1.2%
Novartis AG	1.1%
Nestle SA	1.1%
HSBC Holdings PLC	1.0%
Royal Bank of Canada	0.9%
Total	17.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CDHAX-TSR-SAR

Calvert International Responsible Index Fund

Class I CDHIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,329,408,199
# of Portfolio Holdings	818
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	17.0%
Netherlands	4.7%
Australia	5.0%
South Korea	5.5%
Germany	6.8%
France	7.2%
Taiwan	7.6%
Switzerland	8.4%
Canada	10.4%
United Kingdom	11.2%
Japan	16.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Samsung Electronics Co. Ltd.	2.3%
ASML Holding NV	1.9%
AstraZeneca PLC	1.2%
SK Hynix, Inc.	1.2%
Roche Holding AG	1.2%
Novartis AG	1.1%
Nestle SA	1.1%
HSBC Holdings PLC	1.0%
Royal Bank of Canada	0.9%
Total	17.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CDHIX-TSR-SAR

Calvert International Responsible Index Fund

Class R6 CDHRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,329,408,199
# of Portfolio Holdings	818
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	17.0%
Netherlands	4.7%
Australia	5.0%
South Korea	5.5%
Germany	6.8%
France	7.2%
Taiwan	7.6%
Switzerland	8.4%
Canada	10.4%
United Kingdom	11.2%
Japan	16.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Samsung Electronics Co. Ltd.	2.3%
ASML Holding NV	1.9%
AstraZeneca PLC	1.2%
SK Hynix, Inc.	1.2%
Roche Holding AG	1.2%
Novartis AG	1.1%
Nestle SA	1.1%
HSBC Holdings PLC	1.0%
Royal Bank of Canada	0.9%
Total	17.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CDHRX-TSR-SAR

Calvert US Large-Cap Core Responsible Index Fund

Class A CSXAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,553,962,380
# of Portfolio Holdings	787
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.5%
Utilities	2.0%
Materials	2.5%
Real Estate	3.0%
Consumer Staples	5.5%
Communication Services	8.5%
Consumer Discretionary	8.7%
Health Care	10.3%
Industrials	11.6%
Financials	13.8%
Information Technology	33.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSXAX-TSR-SAR

Calvert US Large-Cap Core Responsible Index Fund

Class C CSXCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,553,962,380
# of Portfolio Holdings	787
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.5%
Utilities	2.0%
Materials	2.5%
Real Estate	3.0%
Consumer Staples	5.5%
Communication Services	8.5%
Consumer Discretionary	8.7%
Health Care	10.3%
Industrials	11.6%
Financials	13.8%
Information Technology	33.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSXCX-TSR-SAR

Calvert US Large-Cap Core Responsible Index Fund

Class I CISIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,553,962,380
# of Portfolio Holdings	787
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.5%
Utilities	2.0%
Materials	2.5%
Real Estate	3.0%
Consumer Staples	5.5%
Communication Services	8.5%
Consumer Discretionary	8.7%
Health Care	10.3%
Industrials	11.6%
Financials	13.8%
Information Technology	33.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CISIX-TSR-SAR

Calvert US Large-Cap Core Responsible Index Fund

Class R6 CSXRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,553,962,380
# of Portfolio Holdings	787
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.5%
Utilities	2.0%
Materials	2.5%
Real Estate	3.0%
Consumer Staples	5.5%
Communication Services	8.5%
Consumer Discretionary	8.7%
Health Care	10.3%
Industrials	11.6%
Financials	13.8%
Information Technology	33.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSXRX-TSR-SAR

Calvert US Large-Cap Growth Responsible Index Fund

Class A CGJAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$908,494,612
# of Portfolio Holdings	563
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Short-Term Investments	0.3%
Utilities	0.7%
Real Estate	2.0%
Materials	2.2%
Consumer Staples	5.1%
Communication Services	6.8%
Financials	8.2%
Health Care	8.5%
Consumer Discretionary	10.3%
Industrials	12.2%
Information Technology	43.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.6%
Apple, Inc.	8.7%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.4%
Costco Wholesale Corp.	1.2%
Mastercard, Inc., Class A	1.1%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CGJAX-TSR-SAR

Calvert US Large-Cap Growth Responsible Index Fund

Class I CGJIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$908,494,612
# of Portfolio Holdings	563
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Short-Term Investments	0.3%
Utilities	0.7%
Real Estate	2.0%
Materials	2.2%
Consumer Staples	5.1%
Communication Services	6.8%
Financials	8.2%
Health Care	8.5%
Consumer Discretionary	10.3%
Industrials	12.2%
Information Technology	43.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.6%
Apple, Inc.	8.7%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.4%
Costco Wholesale Corp.	1.2%
Mastercard, Inc., Class A	1.1%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CGJIX-TSR-SAR

Calvert US Large-Cap Growth Responsible Index Fund

Class R6 CLGRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$908,494,612
# of Portfolio Holdings	563
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Short-Term Investments	0.3%
Utilities	0.7%
Real Estate	2.0%
Materials	2.2%
Consumer Staples	5.1%
Communication Services	6.8%
Financials	8.2%
Health Care	8.5%
Consumer Discretionary	10.3%
Industrials	12.2%
Information Technology	43.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.6%
Apple, Inc.	8.7%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.4%
Costco Wholesale Corp.	1.2%
Mastercard, Inc., Class A	1.1%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CLGRX-TSR-SAR

Calvert US Large-Cap Value Responsible Index Fund

Class A CFJAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,819,623,514
# of Portfolio Holdings	548
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.9%
Materials	3.9%
Communication Services	5.6%
Consumer Discretionary	5.7%
Utilities	6.3%
Real Estate	6.5%
Consumer Staples	7.7%
Information Technology	10.0%
Industrials	11.2%
Health Care	15.1%
Financials	27.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	2.0%
Merck & Co., Inc.	1.7%
Wells Fargo & Co.	1.5%
UnitedHealth Group, Inc.	1.5%
Goldman Sachs Group, Inc.	1.5%
Micron Technology, Inc.	1.3%
Verizon Communications, Inc.	1.3%
AT&T, Inc.	1.2%
Citigroup, Inc.	1.2%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFJAX-TSR-SAR

Calvert US Large-Cap Value Responsible Index Fund

Class I CFJIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,819,623,514
# of Portfolio Holdings	548
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.9%
Materials	3.9%
Communication Services	5.6%
Consumer Discretionary	5.7%
Utilities	6.3%
Real Estate	6.5%
Consumer Staples	7.7%
Information Technology	10.0%
Industrials	11.2%
Health Care	15.1%
Financials	27.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	2.0%
Merck & Co., Inc.	1.7%
Wells Fargo & Co.	1.5%
UnitedHealth Group, Inc.	1.5%
Goldman Sachs Group, Inc.	1.5%
Micron Technology, Inc.	1.3%
Verizon Communications, Inc.	1.3%
AT&T, Inc.	1.2%
Citigroup, Inc.	1.2%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFJIX-TSR-SAR

Calvert US Large-Cap Value Responsible Index Fund

Class R6 CLVRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,819,623,514
# of Portfolio Holdings	548
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.9%
Materials	3.9%
Communication Services	5.6%
Consumer Discretionary	5.7%
Utilities	6.3%
Real Estate	6.5%
Consumer Staples	7.7%
Information Technology	10.0%
Industrials	11.2%
Health Care	15.1%
Financials	27.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	2.0%
Merck & Co., Inc.	1.7%
Wells Fargo & Co.	1.5%
UnitedHealth Group, Inc.	1.5%
Goldman Sachs Group, Inc.	1.5%
Micron Technology, Inc.	1.3%
Verizon Communications, Inc.	1.3%
AT&T, Inc.	1.2%
Citigroup, Inc.	1.2%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CLVRX-TSR-SAR

Calvert US Mid-Cap Core Responsible Index Fund

Class A CMJAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$425,427,867
# of Portfolio Holdings	625
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Energy	1.2%
Communication Services	3.0%
Materials	4.0%
Consumer Staples	6.1%
Utilities	6.4%
Real Estate	6.8%
Consumer Discretionary	9.2%
Health Care	11.0%
Financials	14.3%
Information Technology	16.6%
Industrials	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Corning, Inc.	0.9%
Vertiv Holdings Co., Class A	0.9%
Western Digital Corp.	0.8%
Marvell Technology, Inc.	0.8%
Sandisk Corp.	0.8%
Seagate Technology Holdings PLC	0.8%
Quanta Services, Inc.	0.7%
Cummins, Inc.	0.7%
Ross Stores, Inc.	0.7%
Warner Bros Discovery, Inc.	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CMJAX-TSR-SAR

Calvert US Mid-Cap Core Responsible Index Fund

Class I CMJIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$425,427,867
# of Portfolio Holdings	625
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Energy	1.2%
Communication Services	3.0%
Materials	4.0%
Consumer Staples	6.1%
Utilities	6.4%
Real Estate	6.8%
Consumer Discretionary	9.2%
Health Care	11.0%
Financials	14.3%
Information Technology	16.6%
Industrials	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Corning, Inc.	0.9%
Vertiv Holdings Co., Class A	0.9%
Western Digital Corp.	0.8%
Marvell Technology, Inc.	0.8%
Sandisk Corp.	0.8%
Seagate Technology Holdings PLC	0.8%
Quanta Services, Inc.	0.7%
Cummins, Inc.	0.7%
Ross Stores, Inc.	0.7%
Warner Bros Discovery, Inc.	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CMJIX-TSR-SAR

Calvert US Mid-Cap Core Responsible Index Fund

Class R6 CMCRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$425,427,867
# of Portfolio Holdings	625
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Energy	1.2%
Communication Services	3.0%
Materials	4.0%
Consumer Staples	6.1%
Utilities	6.4%
Real Estate	6.8%
Consumer Discretionary	9.2%
Health Care	11.0%
Financials	14.3%
Information Technology	16.6%
Industrials	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Corning, Inc.	0.9%
Vertiv Holdings Co., Class A	0.9%
Western Digital Corp.	0.8%
Marvell Technology, Inc.	0.8%
Sandisk Corp.	0.8%
Seagate Technology Holdings PLC	0.8%
Quanta Services, Inc.	0.7%
Cummins, Inc.	0.7%
Ross Stores, Inc.	0.7%
Warner Bros Discovery, Inc.	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CMCRX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
US Large-Cap Growth Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
US Large-Cap Growth Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.6%
ATI, Inc.(1)	9,120	$ 1,326,595
Axon Enterprise, Inc.(1)	2,624	1,114,386
Carpenter Technology Corp.	3,442	1,356,664
Curtiss-Wright Corp.	1,288	877,283
FTAI Aviation Ltd.	3,589	879,305
General Electric Co.	14,434	4,095,936
HEICO Corp.	3,393	930,361
Howmet Aerospace, Inc.	12,974	2,989,988
Loar Holdings, Inc.(1)	2,079	119,106
Moog, Inc., Class A	825	241,428
Woodward, Inc.	2,068	740,179
		$14,671,231
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	3,334	$477,529
GXO Logistics, Inc.(1)	5,155	267,287
		$744,816
Automobile Components — 0.0%†
BorgWarner, Inc.	4,406	$239,070
		$239,070
Automobiles — 0.1%
Rivian Automotive, Inc., Class A(1)(2)	59,140	$890,057
		$890,057
Banks — 0.6%
Cullen/Frost Bankers, Inc.	858	$117,615
First Citizens Bancshares, Inc., Class A	81	152,657
First Financial Bankshares, Inc.	3,855	113,530
Flagstar Bank NA	12,776	168,260
JPMorgan Chase & Co.	15,233	4,480,939
Pinnacle Financial Partners, Inc.	1,932	166,423
		$5,199,424
Beverages — 1.2%
Celsius Holdings, Inc.(1)	8,703	$308,782
Coca-Cola Co.	74,789	5,687,703
Coca-Cola Consolidated, Inc.	2,775	532,078
Keurig Dr. Pepper, Inc.	23,293	613,305
Monster Beverage Corp.(1)	30,560	2,214,378
PepsiCo, Inc.	8,561	1,329,438
Primo Brands Corp., Class A	14,811	278,891
		$10,964,575
Biotechnology — 2.5%
AbbVie, Inc.	45,344	$9,861,867
Alkermes PLC(1)	5,390	190,590
Security	Shares	Value
Biotechnology (continued)
Alnylam Pharmaceuticals, Inc.(1)	3,439	$ 1,137,862
Amgen, Inc.	11,067	3,893,924
BioMarin Pharmaceutical, Inc.(1)	6,207	350,633
Exelixis, Inc.(1)	8,226	352,813
Gilead Sciences, Inc.	8,497	1,184,227
Halozyme Therapeutics, Inc.(1)	4,026	260,200
Incyte Corp.(1)	4,845	456,011
Insmed, Inc.(1)	3,203	523,755
Ionis Pharmaceuticals, Inc.(1)	3,054	229,325
Natera, Inc.(1)	2,147	429,379
Neurocrine Biosciences, Inc.(1)	3,142	413,927
Roivant Sciences Ltd.(1)	7,377	204,343
United Therapeutics Corp.(1)	1,035	613,734
Vertex Pharmaceuticals, Inc.(1)	6,522	2,912,334
		$23,014,924
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	208,284	$43,379,308
eBay, Inc.	6,895	627,583
Etsy, Inc.(1)	4,858	242,803
Ollie's Bargain Outlet Holdings, Inc.(1)	2,271	209,023
		$44,458,717
Building Products — 1.0%
A.O. Smith Corp.	3,873	$255,385
AAON, Inc.(2)	3,065	253,629
Advanced Drainage Systems, Inc.	2,070	283,859
Allegion PLC	3,018	438,485
Armstrong World Industries, Inc.	1,414	233,027
Builders FirstSource, Inc.(1)	1,051	86,529
Carlisle Cos., Inc.	811	270,566
CSW Industrials, Inc.	710	185,012
Johnson Controls International PLC	7,623	998,232
Lennox International, Inc.	1,122	520,754
Masco Corp.	4,865	293,700
Modine Manufacturing Co.(1)	3,815	826,749
Owens Corning	5,812	628,974
Simpson Manufacturing Co., Inc.	1,422	244,044
Trane Technologies PLC	7,222	3,009,696
Trex Co., Inc.(1)	4,316	157,189
Zurn Elkay Water Solutions Corp., Class C	4,301	192,857
		$8,878,687
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	571	$157,996
Ameriprise Financial, Inc.	1,354	601,718
Ares Management Corp., Class A	5,950	649,145
Bank of New York Mellon Corp.	8,093	960,073
Blackrock, Inc.	983	945,361
Blackstone, Inc.	10,880	1,251,091
Blue Owl Capital, Inc.	20,554	187,658

1
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Cboe Global Markets, Inc.	3,128	$ 879,187
Charles Schwab Corp.	26,692	2,508,514
CME Group, Inc.	3,662	1,081,572
Coinbase Global, Inc., Class A(1)	2,986	521,385
Evercore, Inc., Class A	718	214,330
FactSet Research Systems, Inc.	1,429	310,079
Goldman Sachs Group, Inc.	359	303,710
Hamilton Lane, Inc., Class A	2,130	211,722
Houlihan Lokey, Inc.	1,416	203,366
Interactive Brokers Group, Inc., Class A	13,009	872,514
Intercontinental Exchange, Inc.	8,683	1,365,662
KKR & Co., Inc.	16,945	1,567,412
LPL Financial Holdings, Inc.	2,352	707,552
MarketAxess Holdings, Inc.	1,672	275,846
Moody's Corp.	4,615	2,013,294
Morningstar, Inc.	1,194	201,846
MSCI, Inc.	2,196	1,183,666
Nasdaq, Inc.	9,966	846,014
PJT Partners, Inc., Class A	894	124,910
S&P Global, Inc.	8,889	3,780,847
SEI Investments Co.	2,034	159,608
TPG, Inc.	3,443	139,476
Tradeweb Markets, Inc., Class A	3,944	464,051
		$24,689,605
Chemicals — 1.5%
Air Products and Chemicals, Inc.	6,553	$1,903,581
Axalta Coating Systems Ltd.(1)	3,409	94,429
Balchem Corp.	1,451	245,916
Celanese Corp.	2,456	161,531
Ecolab, Inc.	7,984	2,123,904
International Flavors & Fragrances, Inc.	4,026	292,086
Linde PLC	11,516	5,709,172
PPG Industries, Inc.	1,509	161,282
RPM International, Inc.	2,585	256,949
Sherwin-Williams Co.	7,297	2,339,053
		$13,287,903
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A(1)	2,814	$223,263
Cintas Corp.	8,794	1,487,417
Clean Harbors, Inc.(1)	1,534	439,844
Copart, Inc.(1)	29,217	970,004
MSA Safety, Inc.	1,783	292,323
Republic Services, Inc.	5,710	1,250,604
Tetra Tech, Inc.	8,741	263,279
Veralto Corp.	7,874	696,219
Waste Management, Inc.	10,695	2,457,604
		$8,080,557
Security	Shares	Value
Communications Equipment — 1.6%
Arista Networks, Inc.(1)	27,911	$ 3,426,913
Ciena Corp.(1)	3,876	1,504,780
Cisco Systems, Inc.	71,077	5,514,864
F5, Inc.(1)	1,733	501,409
Lumentum Holdings, Inc.(1)	1,690	1,187,664
Motorola Solutions, Inc.	4,596	1,994,526
		$ 14,130,156
Construction & Engineering — 0.8%
AECOM	2,272	$192,711
Comfort Systems USA, Inc.	1,027	1,416,223
Dycom Industries, Inc.(1)	928	314,425
EMCOR Group, Inc.	1,365	1,007,793
IES Holdings, Inc.(1)(2)	476	226,800
MasTec, Inc.(1)	1,997	642,515
Quanta Services, Inc.	4,147	2,276,786
Sterling Infrastructure, Inc.(1)	963	392,201
Valmont Industries, Inc.	428	171,016
WillScot Holdings Corp.	9,563	166,013
		$6,806,483
Construction Materials — 0.4%
CRH PLC	13,967	$1,468,211
Knife River Corp.(1)	4,861	396,901
Vulcan Materials Co.	7,701	2,096,982
		$3,962,094
Consumer Finance — 0.4%
American Express Co.	10,404	$3,147,002
Credit Acceptance Corp.(1)	378	160,068
FirstCash Holdings, Inc.	1,253	235,564
SLM Corp.	3,968	84,955
SoFi Technologies, Inc.(1)	21,216	336,910
		$3,964,499
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc.(1)	2,873	$282,761
Casey's General Stores, Inc.	1,165	847,957
Costco Wholesale Corp.	10,960	10,920,873
Dollar Tree, Inc.(1)	5,526	605,152
Maplebear, Inc.(1)	8,443	316,275
Performance Food Group Co.(1)	3,088	264,518
Sprouts Farmers Market, Inc.(1)	6,102	470,647
U.S. Foods Holding Corp.(1)	5,611	517,390
Walmart, Inc.	77,478	9,628,966
		$23,854,539
Containers & Packaging — 0.2%
AptarGroup, Inc.	2,276	$286,821
Avery Dennison Corp.	1,016	175,443

2
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging (continued)
Ball Corp.	3,660	$ 216,343
Crown Holdings, Inc.	1,748	175,237
Packaging Corp. of America	1,030	218,587
Smurfit Westrock PLC	7,036	280,384
		$ 1,352,815
Distributors — 0.0%†
Pool Corp.	1,113	$ 225,193
		$ 225,193
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	2,670	$219,287
Covista, Inc.(1)	2,205	254,126
Duolingo, Inc.(1)	1,753	172,793
H&R Block, Inc.	4,991	158,414
Service Corp. International	2,052	169,311
Stride, Inc.(1)	3,240	285,671
		$1,259,602
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	3,626	$110,085
		$110,085
Electric Utilities — 0.6%
Constellation Energy Corp.	8,981	$2,507,944
NextEra Energy, Inc.	26,879	2,496,522
NRG Energy, Inc.	2,303	336,560
		$5,341,026
Electrical Equipment — 2.2%
Acuity, Inc.	979	$274,335
AMETEK, Inc.	6,648	1,425,065
Eaton Corp. PLC	12,348	4,416,509
Emerson Electric Co.	7,266	951,991
GE Vernova, Inc.	7,257	6,334,635
Generac Holdings, Inc.(1)	890	173,844
Hubbell, Inc.	1,647	808,249
Nextpower, Inc., Class A(1)	5,323	641,688
nVent Electric PLC	2,260	267,313
Regal Rexnord Corp.	1,782	333,697
Rockwell Automation, Inc.	3,380	1,213,015
Vertiv Holdings Co., Class A	12,171	3,049,809
		$19,890,150
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	37,536	$4,742,673
Badger Meter, Inc.	1,580	240,713
CDW Corp.	2,014	243,734
Cognex Corp.	5,135	251,564
Coherent Corp.(1)	3,203	762,987
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	21,328	$ 2,899,968
Flex Ltd.(1)	2,212	144,797
Itron, Inc.(1)	2,025	181,501
Jabil, Inc.	2,991	794,499
Keysight Technologies, Inc.(1)	5,556	1,568,848
Littelfuse, Inc.	916	310,845
Ralliant Corp.	5,251	218,389
TE Connectivity PLC	9,366	1,957,681
Teledyne Technologies, Inc.(1)	1,005	608,035
Vontier Corp.	5,474	194,163
Zebra Technologies Corp., Class A(1)	1,261	263,650
		$15,384,047
Energy Equipment & Services — 0.0%†
Baker Hughes Co.	5,276	$322,100
		$322,100
Entertainment — 1.6%
Electronic Arts, Inc.	6,471	$1,319,243
Liberty Media Corp.-Liberty Formula One, Class A(1)	7,855	613,318
Netflix, Inc.(1)	108,567	10,438,717
Roku, Inc.(1)	3,005	284,333
Take-Two Interactive Software, Inc.(1)	1,710	337,725
Walt Disney Co.	17,654	1,701,493
Warner Music Group Corp., Class A	4,826	123,256
		$14,818,085
Financial Services — 3.2%
Affirm Holdings, Inc.(1)	8,279	$379,344
Apollo Global Management, Inc.	11,737	1,307,736
Corebridge Financial, Inc.	7,394	176,421
Corpay, Inc.(1)	1,939	564,230
Equitable Holdings, Inc.	4,528	168,034
Euronet Worldwide, Inc.(1)	2,211	146,744
Fidelity National Information Services, Inc.	14,341	672,736
Fiserv, Inc.(1)	16,021	893,972
Jack Henry & Associates, Inc.	2,395	378,506
Jackson Financial, Inc., Class A	2,891	305,636
Mastercard, Inc., Class A	20,915	10,450,389
PayPal Holdings, Inc.	10,125	457,954
Shift4 Payments, Inc., Class A(1)	2,749	120,214
Toast, Inc., Class A(1)	16,365	433,836
Visa, Inc., Class A	41,837	12,644,815
		$29,100,567
Food Products — 0.3%
Darling Ingredients, Inc.(1)	2,787	$172,376
Hershey Co.	2,920	607,039
J.M. Smucker Co.	3,052	294,335
Lamb Weston Holdings, Inc.	7,152	302,244

3
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc.	3,811	$ 192,227
Mondelez International, Inc., Class A	19,818	1,142,309
		$ 2,710,530
Ground Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	1,455	$ 308,314
Landstar System, Inc.	1,455	233,251
Lyft, Inc., Class A(1)	16,039	213,319
Old Dominion Freight Line, Inc.	11,544	2,255,698
Saia, Inc.(1)	1,620	569,074
Uber Technologies, Inc.(1)	53,139	3,822,288
Union Pacific Corp.	11,792	2,860,975
XPO, Inc.(1)	3,466	674,310
		$10,937,229
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	19,609	$2,013,256
Align Technology, Inc.(1)	2,369	406,118
Baxter International, Inc.	9,733	163,514
Becton Dickinson & Co.	4,493	706,434
Boston Scientific Corp.(1)	38,543	2,418,573
Cooper Cos., Inc.(1)	4,142	296,153
DexCom, Inc.(1)	10,378	651,738
Edwards Lifesciences Corp.(1)	15,859	1,269,989
GE HealthCare Technologies, Inc.	2,018	143,641
Glaukos Corp.(1)	1,253	134,898
Globus Medical, Inc., Class A(1)	3,440	296,390
Hologic, Inc.(1)	4,871	368,199
IDEXX Laboratories, Inc.(1)	2,145	1,205,254
Insulet Corp.(1)	2,266	475,498
Intuitive Surgical, Inc.(1)	9,060	4,176,569
Masimo Corp.(1)	1,461	259,868
Medtronic PLC	3,671	318,092
Merit Medical Systems, Inc.(1)	2,387	164,536
Penumbra, Inc.(1)	1,251	410,791
ResMed, Inc.	4,178	937,878
STERIS PLC	2,673	591,081
Stryker Corp.	9,390	3,085,460
Teleflex, Inc.	1,604	191,855
Zimmer Biomet Holdings, Inc.	2,620	236,900
		$20,922,685
Health Care Providers & Services — 0.4%
Chemed Corp.	543	$205,113
CorVel Corp.(1)	2,694	147,227
DaVita, Inc.(1)	1,138	174,899
Encompass Health Corp.	1,862	180,111
Ensign Group, Inc.	1,743	351,215
Guardant Health, Inc.(1)	3,580	330,685
HCA Healthcare, Inc.	2,996	1,417,827
HealthEquity, Inc.(1)	2,924	244,359
Security	Shares	Value
Health Care Providers & Services (continued)
Henry Schein, Inc.(1)	2,062	$ 151,969
Labcorp Holdings, Inc.	951	253,736
Option Care Health, Inc.(1)	6,992	188,225
Quest Diagnostics, Inc.	988	193,628
		$ 3,838,994
Health Care REITs — 0.5%
American Healthcare REIT, Inc.	3,346	$ 157,797
CareTrust REIT, Inc.(2)	4,781	175,224
Healthcare Realty Trust, Inc.	7,994	135,818
Ventas, Inc.	9,539	780,099
Welltower, Inc.	18,750	3,707,063
		$4,956,001
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	4,476	$786,254
Waystar Holding Corp.(1)	4,815	116,090
		$902,344
Hotel & Resort REITs — 0.0%†
Ryman Hospitality Properties, Inc.	1,285	$118,567
		$118,567
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(1)	11,792	$1,489,094
Aramark	5,230	212,024
Booking Holdings, Inc.	860	3,620,875
Brinker International, Inc.(1)	2,152	307,241
Cava Group, Inc.(1)	5,635	455,872
Chipotle Mexican Grill, Inc.(1)	60,033	1,921,656
Choice Hotels International, Inc.	1,560	161,460
Darden Restaurants, Inc.	3,072	602,235
Domino's Pizza, Inc.	1,561	560,071
DoorDash, Inc., Class A(1)	10,026	1,505,404
Hilton Worldwide Holdings, Inc.	6,929	2,106,970
Hyatt Hotels Corp., Class A(2)	1,650	237,254
Life Time Group Holdings, Inc.(1)	5,229	140,869
Marriott International, Inc., Class A	6,520	2,132,496
Planet Fitness, Inc., Class A(1)	3,044	226,413
Shake Shack, Inc., Class A(1)	2,994	264,879
Starbucks Corp.	31,637	2,834,359
Texas Roadhouse, Inc.	3,125	516,063
Vail Resorts, Inc.(2)	1,237	158,732
Wingstop, Inc.	1,517	235,089
Wyndham Hotels & Resorts, Inc.	2,698	219,159
Yum! Brands, Inc.	12,478	1,940,079
		$21,848,294
Household Durables — 0.1%
NVR, Inc.(1)	79	$520,597

4
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Somnigroup International, Inc.	5,390	$ 398,429
TopBuild Corp.(1)	678	238,181
		$ 1,157,207
Household Products — 0.9%
Church & Dwight Co., Inc.	5,694	$ 531,364
Clorox Co.	1,592	164,979
Colgate-Palmolive Co.	19,575	1,668,378
Kimberly-Clark Corp.	4,326	417,329
Procter & Gamble Co.	34,398	4,968,447
		$7,750,497
Independent Power and Renewable Electricity Producers — 0.0%†
Brookfield Renewable Corp.	5,556	$221,295
Clearway Energy, Inc., Class C	2,940	115,513
		$336,808
Industrial REITs — 0.1%
EastGroup Properties, Inc.	952	$176,206
First Industrial Realty Trust, Inc.	2,609	150,931
Lineage, Inc.(2)	2,949	96,609
		$423,746
Insurance — 1.2%
Aon PLC, Class A	5,857	$1,890,522
Arch Capital Group Ltd.(1)	2,451	235,272
Arthur J. Gallagher & Co.	7,673	1,661,818
Brown & Brown, Inc.	9,934	647,796
Kinsale Capital Group, Inc.	741	253,170
Marsh & McLennan Cos., Inc.	10,627	1,843,253
Primerica, Inc.	829	207,648
Progressive Corp.	13,433	2,662,958
RLI Corp.	3,958	225,764
Ryan Specialty Holdings, Inc.	4,998	168,633
W.R. Berkley Corp.	2,569	170,273
Willis Towers Watson PLC	2,655	771,809
		$10,738,916
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A	149,078	$42,868,870
Pinterest, Inc., Class A(1)	18,704	343,031
Reddit, Inc., Class A(1)	3,694	497,397
Snap, Inc., Class A(1)	17,898	82,331
		$43,791,629
IT Services — 1.5%
Accenture PLC, Class A	13,279	$2,633,093
Akamai Technologies, Inc.(1)	3,966	455,495
Amdocs Ltd.	2,050	133,783
Cloudflare, Inc., Class A(1)	8,447	1,742,954
Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	4,445	$ 272,701
EPAM Systems, Inc.(1)	1,402	189,831
Gartner, Inc.(1)	2,350	372,099
GoDaddy, Inc., Class A(1)	4,139	342,171
International Business Machines Corp.	16,753	4,060,760
Kyndryl Holdings, Inc.(1)	5,602	73,498
MongoDB, Inc.(1)	2,501	612,170
Snowflake, Inc., Class A(1)	9,338	1,408,357
Twilio, Inc., Class A(1)	4,037	507,935
VeriSign, Inc.	2,807	697,146
		$13,501,993
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	7,044	$802,875
Bio-Techne Corp.	5,185	270,968
Bruker Corp.	5,405	195,229
Charles River Laboratories International, Inc.(1)	1,273	219,593
Danaher Corp.	8,322	1,577,851
Illumina, Inc.(1)	1,127	138,914
IQVIA Holdings, Inc.(1)	2,392	407,932
Medpace Holdings, Inc.(1)	665	319,326
Mettler-Toledo International, Inc.(1)	542	683,570
Repligen Corp.(1)	1,279	150,692
Revvity, Inc.	1,238	108,461
Thermo Fisher Scientific, Inc.	4,859	2,388,344
Waters Corp.(1)	2,805	835,329
West Pharmaceutical Services, Inc.	1,990	498,774
		$8,597,858
Machinery — 3.0%
AGCO Corp.	2,345	$271,715
Allison Transmission Holdings, Inc.	3,036	355,394
Caterpillar, Inc.	8,526	6,040,330
Chart Industries, Inc.(1)	1,739	359,538
Cummins, Inc.	1,565	842,001
Deere & Co.	3,831	2,158,002
Donaldson Co., Inc.	3,682	312,491
ESAB Corp.	2,539	245,420
ESCO Technologies, Inc.	1,167	328,359
Federal Signal Corp.	2,526	273,162
Flowserve Corp.	2,941	216,193
Fortive Corp.	8,854	489,449
Gates Industrial Corp. PLC(1)	6,297	142,375
Graco, Inc.	6,351	537,612
IDEX Corp.	2,133	404,310
Illinois Tool Works, Inc.	8,477	2,206,478
Ingersoll Rand, Inc.	13,022	1,043,323
ITT, Inc.	2,847	542,439
JBT Marel Corp.	1,270	162,395
Lincoln Electric Holdings, Inc.	1,998	497,662
Middleby Corp.(1)	820	108,716

5
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Mueller Industries, Inc.	2,950	$ 326,860
Nordson Corp.	1,542	410,265
Otis Worldwide Corp.	11,557	890,814
PACCAR, Inc.	3,053	352,622
Parker-Hannifin Corp.	3,501	3,134,235
Pentair PLC	4,404	383,632
RBC Bearings, Inc.(1)	1,129	613,183
Snap-on, Inc.	774	281,132
SPX Technologies, Inc.(1)	1,749	349,695
Toro Co.	2,469	230,703
Watts Water Technologies, Inc., Class A	1,100	319,319
Westinghouse Air Brake Technologies Corp.	5,377	1,343,766
Xylem, Inc.	5,278	630,721
		$26,804,311
Media — 0.1%
Liberty Broadband Corp., Class C(1)	3,078	$154,823
New York Times Co., Class A	5,351	448,039
Trade Desk, Inc., Class A(1)	13,794	312,986
		$915,848
Metals & Mining — 0.1%
Commercial Metals Co.	8,323	$511,282
Reliance, Inc.	559	169,891
Steel Dynamics, Inc.	1,471	264,780
		$945,953
Mortgage REITs — 0.1%
AGNC Investment Corp.(2)	16,460	$165,094
Annaly Capital Management, Inc.	16,133	341,213
		$506,307
Multi-Utilities — 0.0%†
Public Service Enterprise Group, Inc.	1,970	$159,471
		$159,471
Office REITs — 0.0%†
BXP, Inc.	1,867	$96,897
Vornado Realty Trust	2,109	54,813
		$151,710
Oil, Gas & Consumable Fuels — 0.1%
CNX Resources Corp.(1)	11,646	$448,953
		$448,953
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	2,264	$164,706
		$164,706
Security	Shares	Value
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	6,589	$ 106,017
e.l.f. Beauty, Inc.(1)	3,265	197,892
Estee Lauder Cos., Inc., Class A	4,617	331,362
Kenvue, Inc.	42,071	725,304
		$ 1,360,575
Pharmaceuticals — 2.2%
Corcept Therapeutics, Inc.(1)	6,120	$ 246,697
Eli Lilly & Co.	20,229	18,606,027
Jazz Pharmaceuticals PLC(1)	654	123,639
Zoetis, Inc.	11,309	1,336,837
		$20,313,200
Professional Services — 0.8%
Amentum Holdings, Inc.(1)	8,786	$229,139
Automatic Data Processing, Inc.	8,861	1,800,378
Booz Allen Hamilton Holding Corp.	2,858	223,010
Broadridge Financial Solutions, Inc.	3,586	582,653
Equifax, Inc.	4,180	752,693
ExlService Holdings, Inc.(1)	5,799	176,579
FTI Consulting, Inc.(1)	875	154,674
Genpact Ltd.	4,091	152,390
Parsons Corp.(1)	1,998	108,232
Paychex, Inc.	8,600	792,232
Paycom Software, Inc.	2,004	243,566
Paylocity Holding Corp.(1)	1,935	209,057
SS&C Technologies Holdings, Inc.	4,694	317,173
TransUnion	6,216	430,085
UL Solutions, Inc., Class A	2,691	230,646
Verisk Analytics, Inc.	4,222	801,124
		$7,203,631
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	7,435	$1,007,145
CoStar Group, Inc.(1)	14,012	565,244
Zillow Group, Inc., Class C(1)	3,018	124,885
		$1,697,274
Residential REITs — 0.2%
AvalonBay Communities, Inc.	483	$78,898
Camden Property Trust	2,115	206,551
Equity LifeStyle Properties, Inc.	3,349	209,045
Essex Property Trust, Inc.	750	181,500
Invitation Homes, Inc.	14,347	356,523
Mid-America Apartment Communities, Inc.	1,219	148,864
Sun Communities, Inc.	3,780	476,129
UDR, Inc.	7,158	241,797
		$1,899,307

6
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs — 0.1%
Kite Realty Group Trust	10,416	$ 255,713
Phillips Edison & Co., Inc.	3,374	126,255
Regency Centers Corp.	1,621	122,645
Simon Property Group, Inc.	2,129	397,122
		$ 901,735
Semiconductors & Semiconductor Equipment — 18.7%
Advanced Micro Devices, Inc.(1)	43,405	$ 8,829,879
Allegro MicroSystems, Inc.(1)	4,554	143,588
Analog Devices, Inc.	11,635	3,701,559
Applied Materials, Inc.	21,143	7,226,466
Broadcom, Inc.	107,519	33,278,206
Cirrus Logic, Inc.(1)	1,975	285,625
Enphase Energy, Inc.(1)	6,022	227,692
Entegris, Inc.	3,181	372,940
First Solar, Inc.(1)	2,648	522,344
KLA Corp.	3,491	5,140,183
Lam Research Corp.	33,375	7,130,902
Lattice Semiconductor Corp.(1)	5,002	463,986
MACOM Technology Solutions Holdings, Inc.(1)	2,330	517,423
Marvell Technology, Inc.	15,327	1,518,139
Microchip Technology, Inc.	6,929	447,683
Micron Technology, Inc.	12,742	4,304,757
MKS, Inc.	894	205,450
Monolithic Power Systems, Inc.	1,322	1,445,409
NVIDIA Corp.	498,615	86,958,456
ON Semiconductor Corp.(1)	11,643	720,935
Qorvo, Inc.(1)	3,704	286,690
QUALCOMM, Inc.	16,804	2,164,019
Rambus, Inc.(1)	4,276	367,864
Teradyne, Inc.	3,191	946,004
Texas Instruments, Inc.	13,237	2,569,831
Universal Display Corp.	1,511	138,498
		$169,914,528
Software — 11.3%
ACI Worldwide, Inc.(1)	3,625	$148,661
Adobe, Inc.(1)	11,475	2,789,343
AppFolio, Inc., Class A(1)	968	152,770
AppLovin Corp., Class A(1)	5,994	2,385,612
Atlassian Corp., Class A(1)	5,167	352,648
Autodesk, Inc.(1)	5,860	1,402,884
Bentley Systems, Inc., Class B	5,818	204,328
Box, Inc., Class A(1)	8,229	194,534
Cadence Design Systems, Inc.(1)	7,263	2,018,170
CCC Intelligent Solutions Holdings, Inc.(1)	32,302	193,812
Clearwater Analytics Holdings, Inc., Class A(1)	12,019	284,249
Commvault Systems, Inc.(1)	2,215	172,526
CrowdStrike Holdings, Inc., Class A(1)	6,557	2,559,918
Datadog, Inc., Class A(1)	8,946	1,056,075
Security	Shares	Value
Software (continued)
Docusign, Inc.(1)	6,211	$ 294,464
Dolby Laboratories, Inc., Class A	2,056	123,483
Dropbox, Inc., Class A(1)	9,651	219,271
Dynatrace, Inc.(1)	11,206	414,398
Elastic NV(1)	3,506	175,265
Fair Isaac Corp.(1)	738	787,845
Fortinet, Inc.(1)	16,789	1,371,997
Gen Digital, Inc.	20,145	379,330
Guidewire Software, Inc.(1)	2,481	371,058
HubSpot, Inc.(1)	1,542	376,402
Intuit, Inc.	7,256	3,137,349
Manhattan Associates, Inc.(1)	2,127	283,146
MARA Holdings, Inc.(1)(2)	15,510	126,562
Microsoft Corp.	152,258	56,361,344
Nutanix, Inc., Class A(1)	8,279	314,685
Oracle Corp.	45,892	6,751,172
Palo Alto Networks, Inc.(1)	22,050	3,535,056
PTC, Inc.(1)	3,448	491,306
Q2 Holdings, Inc.(1)	2,993	141,569
Qualys, Inc.(1)	1,880	165,158
Roper Technologies, Inc.	2,731	966,392
Salesforce, Inc.	24,266	4,529,734
Samsara, Inc., Class A(1)	9,972	316,013
SentinelOne, Inc., Class A(1)	12,075	155,526
ServiceNow, Inc.(1)	27,702	2,896,244
SPS Commerce, Inc.(1)	1,814	100,985
Synopsys, Inc.(1)	4,978	1,973,677
Trimble, Inc.(1)	3,357	218,977
Tyler Technologies, Inc.(1)	1,449	496,109
Varonis Systems, Inc.(1)	5,248	112,675
Workday, Inc., Class A(1)	6,132	796,669
Zscaler, Inc.(1)	3,143	440,932
		$102,740,323
Specialized REITs — 0.9%
American Tower Corp.	8,984	$1,550,459
Crown Castle, Inc.	9,498	772,282
CubeSmart	2,192	80,337
Digital Realty Trust, Inc.	4,221	760,667
Equinix, Inc.	2,467	2,418,252
Extra Space Storage, Inc.	1,416	185,680
Iron Mountain, Inc.	8,518	870,029
Lamar Advertising Co., Class A	1,299	164,531
National Storage Affiliates Trust	3,950	149,073
Public Storage	2,655	719,186
SBA Communications Corp.	3,094	532,508
		$8,203,004
Specialty Retail — 2.4%
AutoZone, Inc.(1)	434	$1,465,956
Boot Barn Holdings, Inc.(1)	940	137,578

7
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Burlington Stores, Inc.(1)	1,631	$ 530,695
Carvana Co.(1)	3,229	1,015,133
Dick's Sporting Goods, Inc.	382	75,747
Five Below, Inc.(1)	1,355	309,590
Floor & Decor Holdings, Inc., Class A(1)(2)	2,480	125,984
GameStop Corp., Class A(1)	12,267	282,632
Home Depot, Inc.	18,722	6,157,478
Lowe's Cos., Inc.	7,472	1,765,484
O'Reilly Automotive, Inc.(1)	21,174	1,954,572
Ross Stores, Inc.	6,690	1,449,255
TJX Cos., Inc.	27,851	4,447,805
Tractor Supply Co.	10,654	482,626
Ulta Beauty, Inc.(1)	1,315	687,364
Urban Outfitters, Inc.(1)	1,483	93,948
Williams-Sonoma, Inc.	3,408	621,381
		$21,603,228
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.	310,816	$78,881,993
Dell Technologies, Inc., Class C	5,078	833,452
Everpure, Inc., Class A(1)	10,034	592,407
NetApp, Inc.	2,597	265,907
		$80,573,759
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(1)	1,777	$147,527
Deckers Outdoor Corp.(1)	4,418	442,198
lululemon Athletica, Inc.(1)	2,855	437,100
NIKE, Inc., Class B	9,877	521,703
Ralph Lauren Corp.	907	311,999
Tapestry, Inc.	4,195	591,956
		$2,452,483
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	1,437	$381,265
Core & Main, Inc., Class A(1)	7,069	349,209
Fastenal Co.	30,522	1,416,221
Ferguson Enterprises, Inc.	3,623	845,101
GATX Corp.	938	160,154
QXO, Inc.(1)	9,410	182,742
SiteOne Landscape Supply, Inc.(1)	1,725	229,615
United Rentals, Inc.	1,849	1,347,107
W.W. Grainger, Inc.	1,210	1,319,880
Watsco, Inc.	757	275,389
		$6,506,683
Water Utilities — 0.0%†
American Water Works Co., Inc.	1,682	$228,903
		$228,903
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	9,765	$ 2,050,943
		$ 2,050,943
Total Common Stocks (identified cost $575,841,090)		$905,921,140

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.3%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	2,368,900	$ 2,368,900
Total Affiliated Fund (identified cost $2,368,900)		$ 2,368,900
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(6)	432,974	$ 432,974
Total Securities Lending Collateral (identified cost $432,974)		$ 432,974
Total Short-Term Investments (identified cost $2,801,874)		$ 2,801,874
Total Investments — 100.0% (identified cost $578,644,130)		$908,724,180
Other Assets, Less Liabilities — (0.0)%†		$ (229,568)
Net Assets — 100.0%		$908,494,612

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $1,355,255.

8
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of March 31, 2026.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$1,166
		$1,166

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
9
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $576,275,230) - including $1,355,255 of securities on loan	$906,355,280
Investments in securities of affiliated issuers, at value (identified cost $2,368,900)	2,368,900
Cash	351
Receivable for capital shares sold	783,050
Dividends receivable	285,732
Dividends receivable - affiliated	8,572
Securities lending income receivable	939
Receivable from affiliates	186,499
Directors' deferred compensation plan	39,578
Total assets	$910,028,901
Liabilities
Payable for capital shares redeemed	$590,091
Deposits for securities loaned	432,974
Payable to affiliates:
Investment advisory fee	93,583
Administrative fee	93,944
Distribution and service fees	26,446
Sub-transfer agency fee	5,889
Directors' deferred compensation plan	39,578
Payable for accounting fees	112,316
Payable for transfer agency fees and expenses	88,326
Accrued expenses	51,142
Total liabilities	$1,534,289
Net Assets	$908,494,612
Sources of Net Assets
Paid-in capital	$581,827,795
Distributable earnings	326,666,817
Net Assets	$908,494,612
Class A Shares
Net Assets	$122,132,841
Shares Outstanding	1,754,530
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$69.61
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$73.08
Class I Shares
Net Assets	$563,159,465
Shares Outstanding	8,002,306
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$70.37
10
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$223,202,306
Shares Outstanding	3,181,387
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$70.16

On sales of $50,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $638)	$3,549,308
Dividend income - affiliated issuers	48,862
Interest income	210
Securities lending income, net	4,872
Total investment income	$3,603,252
Expenses
Investment advisory fee	$526,956
Administrative fee	526,956
Distribution and service fees:
Class A	160,878
Directors' fees and expenses	25,000
Custodian fees	7,560
Transfer agency fees and expenses	332,520
Accounting fees	86,859
Professional fees	32,239
Registration fees	35,610
Reports to shareholders	23,878
Miscellaneous	32,994
Total expenses	$1,791,450
Waiver and/or reimbursement of expenses by affiliates	$(602,720)
Net expenses	$1,188,730
Net investment income	$2,414,522
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$7,120,723
Net realized gain	$7,120,723
Change in unrealized appreciation (depreciation):
Investment securities	$(55,252,940)
Net change in unrealized appreciation (depreciation)	$(55,252,940)
Net realized and unrealized loss	$(48,132,217)
Net decrease in net assets from operations	$(45,717,695)
12
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,414,522	$3,751,968
Net realized gain	7,120,723	23,968,695
Net change in unrealized appreciation (depreciation)	(55,252,940)	81,996,993
Net increase (decrease) in net assets from operations	$(45,717,695)	$109,717,656
Distributions to shareholders:
Class A	$(3,591,815)	$(2,170,956)
Class I	(17,429,733)	(9,947,546)
Class R6	(4,101,442)	(2,264,501)
Total distributions to shareholders	$(25,122,990)	$(14,383,003)
Capital share transactions:
Class A	$5,291,065	$(3,834,444)
Class I	72,673,398	(15,277,635)
Class R6	123,188,779	2,962,847
Net increase (decrease) in net assets from capital share transactions	$201,153,242	$(16,149,232)
Net increase in net assets	$130,312,557	$79,185,421
Net Assets
At beginning of period	$778,182,055	$698,996,634
At end of period	$908,494,612	$778,182,055
13
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$74.93	$65.61	$47.47	$38.18	$49.71	$39.77
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.21	$0.23	$0.22	$0.16	$0.15
Net realized and unrealized gain (loss)	(3.33)	10.35	18.10	9.20	(10.79)	10.49
Total income (loss) from operations	$(3.21)	$10.56	$18.33	$9.42	$(10.63)	$10.64
Less Distributions
From net investment income	$(0.16)	$(0.22)	$(0.19)	$(0.13)	$(0.11)	$(0.15)
From net realized gain	(1.95)	(1.02)	—	—	(0.79)	(0.55)
Total distributions	$(2.11)	$(1.24)	$(0.19)	$(0.13)	$(0.90)	$(0.70)
Net asset value — End of period	$69.61	$74.93	$65.61	$47.47	$38.18	$49.71
Total Return(2)	(4.50)%(3)	16.26%	38.71%	24.73%	(21.87)%	27.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$122,133	$126,077	$114,160	$77,895	$47,248	$50,963
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)	0.64%	0.64%	0.66%	0.65%	0.66%
Net expenses	0.49%(5)(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%
Net investment income	0.32%(5)	0.31%	0.41%	0.49%	0.35%	0.32%
Portfolio Turnover	7%(3)	30%	30%	23%	19%	25%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$75.81	$66.34	$47.97	$38.55	$50.15	$40.08
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.38	$0.38	$0.33	$0.28	$0.27
Net realized and unrealized gain (loss)	(3.37)	10.47	18.28	9.29	(10.87)	10.57
Total income (loss) from operations	$(3.15)	$10.85	$18.66	$9.62	$(10.59)	$10.84
Less Distributions
From net investment income	$(0.34)	$(0.36)	$(0.29)	$(0.20)	$(0.22)	$(0.22)
From net realized gain	(1.95)	(1.02)	—	—	(0.79)	(0.55)
Total distributions	$(2.29)	$(1.38)	$(0.29)	$(0.20)	$(1.01)	$(0.77)
Net asset value — End of period	$70.37	$75.81	$66.34	$47.97	$38.55	$50.15
Total Return(2)	(4.39)%(3)	16.54%	39.04%	25.05%	(21.66)%	27.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$563,159	$534,017	$483,729	$354,003	$297,905	$209,865
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.39%(5)	0.39%	0.39%	0.41%	0.40%	0.41%
Net expenses	0.24%(5)(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%
Net investment income	0.58%(5)	0.56%	0.66%	0.74%	0.61%	0.57%
Portfolio Turnover	7%(3)	30%	30%	23%	19%	25%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$75.63	$66.21	$47.91	$38.55	$50.25
Income (Loss) From Operations
Net investment income(2)	$0.23	$0.40	$0.40	$0.35	$0.19
Net realized and unrealized gain (loss)	(3.35)	10.46	18.24	9.28	(11.89)
Total income (loss) from operations	$(3.12)	$10.86	$18.64	$9.63	$(11.70)
Less Distributions
From net investment income	$(0.40)	$(0.42)	$(0.34)	$(0.27)	$ —
From net realized gain	(1.95)	(1.02)	—	—	—
Total distributions	$(2.35)	$(1.44)	$(0.34)	$(0.27)	$ —
Net asset value — End of period	$70.16	$75.63	$66.21	$47.91	$38.55
Total Return(3)	(4.37)%(4)	16.59%	39.07%	25.09%	(23.28)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$223,202	$118,088	$101,107	$58,046	$864
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.30%(6)	0.31%	0.36%	0.37%	0.40%(6)
Net expenses(7)	0.21%(6)	0.21%	0.21%	0.21%	0.21%(6)
Net investment income	0.62%(6)	0.59%	0.68%	0.76%	0.68%(6)
Portfolio Turnover	7%(4)	30%	30%	23%	19%(4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$905,921,140(2)	$ —	$ —	$905,921,140
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	2,368,900	—	—	2,368,900
Securities Lending Collateral	432,974	—	—	432,974
Total Investments	$908,723,014	$ —	$1,166	$908,724,180

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
18

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $526,956.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $1,909 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.21% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $600,811.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $526,956.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $160,878 for Class A shares.
The Fund was informed that EVD received $12,132 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $10,142 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $240,857,859 and $59,757,436, respectively.
19

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$588,271,826
Gross unrealized appreciation	$337,403,733
Gross unrealized depreciation	(16,951,379)
Net unrealized appreciation	$320,452,354
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $1,355,255 and the total value of collateral received was $1,329,094, comprised of cash of $432,974 and U.S. government and/or agencies securities of $896,120.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$432,974	$ —	$ —	$ —	$432,974
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
20

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,368,900, which represents 0.3% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,718,172	$76,459,966	$(75,809,238)	$ —	$ —	$2,368,900	$48,862	2,368,900
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	231,052	$17,149,342	339,255	$22,680,540
Reinvestment of distributions	43,861	3,313,737	29,234	2,018,906
Shares redeemed	(202,948)	(15,172,014)	(425,849)	(28,533,890)
Net increase (decrease)	71,965	$5,291,065	(57,360)	$(3,834,444)
Class I
Shares sold	1,560,173	$118,176,413	1,671,659	$115,294,718
Reinvestment of distributions	221,825	16,929,697	141,390	9,860,511
Shares redeemed	(823,454)	(62,432,712)	(2,060,915)	(140,432,864)
Net increase (decrease)	958,544	$72,673,398	(247,866)	$(15,277,635)
Class R6
Shares sold	1,663,791	$126,331,828	452,262	$30,401,221
Reinvestment of distributions	53,907	4,101,215	32,441	2,256,282
Shares redeemed	(97,685)	(7,244,264)	(450,325)	(29,694,656)
Net increase	1,620,013	$123,188,779	34,378	$2,962,847
21

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CGJAX-NCSR 3.31.26

Calvert
International Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
International Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 5.0%
ANZ Group Holdings Ltd.	178,181	$ 4,480,405
APA Group	83,617	576,013
ASX Ltd.	12,187	442,175
BlueScope Steel Ltd.	64,170	1,161,517
Brambles Ltd.	94,928	1,489,826
CAR Group Ltd.	24,284	387,654
Cochlear Ltd.	4,040	475,390
Coles Group Ltd.	89,551	1,358,019
Commonwealth Bank of Australia(1)	90,010	10,540,779
Computershare Ltd.	27,646	545,247
CSL Ltd.	30,451	2,990,866
Evolution Mining Ltd.	289,351	2,605,523
Fortescue Ltd.	222,472	3,179,036
Goodman Group(1)	128,670	2,310,078
Insurance Australia Group Ltd.	135,051	685,581
JB Hi-Fi Ltd.	6,918	350,043
Macquarie Group Ltd.	21,691	3,081,354
Medibank Pvt Ltd.	169,618	513,227
National Australia Bank Ltd.(1)	177,773	5,142,201
Northern Star Resources Ltd.	164,105	2,385,561
Pro Medicus Ltd.(1)	3,214	264,888
Qantas Airways Ltd.	37,771	221,876
QBE Insurance Group Ltd.	92,330	1,362,491
REA Group Ltd.(1)	3,413	373,923
Reece Ltd.(1)	13,514	125,750
Scentre Group	306,402	706,970
SGH Ltd.(1)	15,057	428,387
Sonic Healthcare Ltd.	28,021	398,144
South32 Ltd.	637,485	1,930,308
Stockland	140,481	421,700
Suncorp Group Ltd.	63,389	711,394
Technology One Ltd.	19,211	364,670
Telstra Group Ltd.	258,301	953,546
Transurban Group	195,729	1,909,305
Vicinity Ltd.	215,492	351,552
Wesfarmers Ltd.	65,200	3,328,849
Westpac Banking Corp.(1)	202,246	5,589,121
WiseTech Global Ltd.	11,064	298,513
Woolworths Group Ltd.	83,568	2,110,279
		$66,552,161
Austria — 0.3%
ANDRITZ AG	4,246	$295,343
BAWAG Group AG(2)	3,421	520,086
Erste Group Bank AG	15,845	1,711,661
OMV AG	20,549	1,503,366
Verbund AG	3,096	236,594
		$4,267,050
Security	Shares	Value
Belgium — 0.7%
Ackermans & van Haaren NV	818	$ 251,543
Ageas SA	7,568	557,103
Anheuser-Busch InBev SA	48,847	3,379,532
D'ieteren Group	906	167,749
Elia Group SA(3)	2,918	448,202
Financiere de Tubize SA	963	238,887
Groupe Bruxelles Lambert NV	3,264	296,908
KBC Ancora	2,000	163,795
KBC Group NV	10,776	1,318,896
Lotus Bakeries NV(1)	16	180,652
Sofina SA(1)	844	204,945
UCB SA	5,834	1,757,765
Warehouses De Pauw CVA	8,082	210,533
		$9,176,510
Canada — 10.4%
Agnico Eagle Mines Ltd.	33,148	$6,728,489
Alamos Gold, Inc., Class A	61,865	2,752,372
Alimentation Couche-Tard, Inc.	53,480	3,031,341
AltaGas Ltd.	46,507	1,613,085
Bank of Montreal	42,529	5,760,416
Bank of Nova Scotia	75,044	5,204,151
BCE, Inc.(1)	20,902	527,396
Brookfield Asset Management Ltd., Class A(1)	23,454	1,042,793
Brookfield Corp.	123,620	5,009,316
CAE, Inc.(3)	24,861	647,305
Cameco Corp.	39,915	4,340,695
Canadian Imperial Bank of Commerce(1)	53,895	5,107,840
Canadian National Railway Co.	37,477	3,857,348
Canadian Pacific Kansas City Ltd.(1)	56,120	4,416,258
Canadian Tire Corp. Ltd., Class A	2,404	323,298
CCL Industries, Inc., Class B	10,684	669,411
Celestica, Inc.(3)	7,262	2,048,562
CGI, Inc.	12,196	891,620
Constellation Software, Inc.	1,286	2,257,493
Definity Financial Corp.	5,807	273,381
Descartes Systems Group, Inc.(3)	5,698	408,129
Dollarama, Inc.	16,189	1,986,879
Element Fleet Management Corp.	22,491	487,782
Emera, Inc.(1)	19,211	995,834
Empire Co. Ltd., Class A	7,110	254,684
FirstService Corp.(1)	2,767	384,926
Fortis, Inc.	34,334	1,915,507
George Weston Ltd.	10,357	731,713
GFL Environmental, Inc.	17,179	716,625
Gildan Activewear, Inc.	11,787	656,415
Great-West Lifeco, Inc.	18,553	868,901
Hydro One Ltd.(2)	19,532	806,638
iA Financial Corp., Inc.	5,434	603,049
IGM Financial, Inc.(1)	4,844	230,796
Intact Financial Corp.	10,553	1,912,300

1
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Ivanhoe Mines Ltd., Class A(1)(3)	114,044	$ 974,756
Kinross Gold Corp.	118,243	3,615,035
Loblaw Cos. Ltd.	39,385	1,795,555
Lundin Gold, Inc.	14,592	1,115,143
Lundin Mining Corp.	100,195	2,498,573
Magna International, Inc.	15,676	875,472
Manulife Financial Corp.	100,152	3,449,992
Metro, Inc.	15,656	1,071,194
National Bank of Canada	23,683	3,064,608
Nutrien Ltd.(1)	34,493	2,603,774
Open Text Corp.(1)	14,132	314,925
Power Corp. of Canada(1)	31,305	1,507,078
Quebecor, Inc., Class B	11,278	478,895
RB Global, Inc.	12,048	1,155,434
Rogers Communications, Inc., Class B	24,741	951,509
Royal Bank of Canada(1)	74,018	11,965,472
Saputo, Inc.	17,192	537,103
Shopify, Inc., Class A(3)	74,431	8,829,005
Stantec, Inc.	7,224	624,512
Sun Life Financial, Inc.	33,519	2,099,907
Teck Resources Ltd., Class B	60,630	3,142,422
TELUS Corp.	31,329	402,676
TFI International, Inc.	4,432	482,419
Thomson Reuters Corp.	8,847	798,526
TMX Group Ltd.	17,677	626,847
Toromont Industries Ltd.	5,307	743,003
Toronto-Dominion Bank	94,655	8,840,182
Waste Connections, Inc.	16,636	2,702,946
WSP Global, Inc.	8,424	1,311,046
		$138,040,757
Denmark — 1.2%
ALK-Abello AS	6,202	$196,081
AP Moller - Maersk AS, Class B	254	634,461
Carlsberg AS, Class B	5,390	672,933
Coloplast AS, Class B	6,785	462,187
Danske Bank AS	29,701	1,463,741
Demant AS(3)	4,371	132,457
DSV AS	9,403	2,270,901
Genmab AS(3)	2,971	800,154
Jyske Bank AS	1,791	245,765
Novo Nordisk AS, Class B	161,448	5,908,103
Novonesis (Novozymes), Class B	17,607	1,046,052
Orsted AS(2)(3)	23,447	581,462
Pandora AS	4,031	288,111
Rockwool AS, Class B	4,652	129,208
Tryg AS	13,057	311,857
Vestas Wind Systems AS	48,058	1,449,954
		$16,593,427
Security	Shares	Value
Finland — 1.0%
Amer Sports, Inc.(3)	7,057	$ 232,316
Elisa OYJ	6,281	305,950
Fortum OYJ(1)	23,138	591,702
Kesko OYJ, Class B	11,334	251,709
Kone OYJ, Class B	17,033	1,087,399
Konecranes OYJ	11,913	390,993
Metso OYJ	34,420	596,509
Neste OYJ	56,419	1,833,480
Nokia OYJ	245,975	1,973,215
Nordea Bank Abp	157,029	2,693,507
Orion OYJ, Class B	4,894	395,565
Sampo OYJ, Class A	105,443	1,127,218
Stora Enso OYJ, Class R(1)	33,759	396,428
UPM-Kymmene OYJ(1)	24,776	775,483
Valmet OYJ(1)	7,840	224,330
Wartsila OYJ Abp	24,717	920,658
		$13,796,462
France — 7.2%
Accor SA	12,638	$606,159
Air Liquide SA	33,266	6,876,032
Alstom SA(3)	21,480	614,290
Amundi SA(2)	2,334	200,579
AXA SA	82,733	3,801,708
Ayvens SA(2)	13,428	158,318
BioMerieux	2,430	259,606
BNP Paribas SA	49,442	4,710,024
Bouygues SA	8,959	519,234
Bureau Veritas SA	21,180	633,947
Capgemini SE	9,199	1,085,468
Carrefour SA	35,457	656,516
Cie de Saint-Gobain SA	45,835	3,794,882
Cie Generale des Etablissements Michelin SCA	34,763	1,190,942
Covivio SA	2,495	149,110
Credit Agricole SA	54,445	1,016,180
Danone SA	36,164	2,889,762
Dassault Systemes SE	34,329	694,965
Edenred SE	15,482	308,385
Eiffage SA	3,806	583,717
Elis SA	12,454	352,678
Engie SA	90,593	2,919,581
EssilorLuxottica SA	16,647	3,879,169
Eurofins Scientific SE	6,651	485,317
Gecina SA	2,588	204,196
Getlink SE	12,046	259,939
Hermes International SCA	1,697	3,214,713
Ipsen SA	1,880	351,341
Kering SA	3,552	1,078,612
Klepierre SA	11,318	424,902
Legrand SA	15,055	2,338,864
L'Oreal SA	11,637	4,751,277

2
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	11,965	$ 6,540,659
Orange SA	104,702	2,146,711
Pernod Ricard SA	11,723	871,744
Publicis Groupe SA	11,748	972,376
Renault SA	9,165	314,212
Rexel SA	14,220	563,482
Safran SA	19,999	6,544,260
Sanofi SA	59,312	5,727,746
Sartorius Stedim Biotech	1,493	290,780
Schneider Electric SE	31,832	8,670,452
SCOR SE	7,381	263,799
SEB SA	1,385	71,559
Societe Generale SA	35,887	2,620,357
Sodexo SA(1)	4,875	250,244
SPIE SA	6,633	332,152
Technip Energies NV	7,104	300,198
Teleperformance SE	3,016	177,229
Thales SA	4,905	1,438,367
Unibail-Rodamco-Westfield(3)	6,147	678,171
Veolia Environnement SA	38,742	1,475,528
Vinci SA	26,692	4,006,448
		$95,266,887
Germany — 6.8%
adidas AG	9,185	$1,486,654
Allianz SE	20,147	8,508,449
Aumovio SE(3)	3,007	117,757
Bayerische Motoren Werke AG	18,044	1,669,191
Bechtle AG	4,581	157,979
Beiersdorf AG	4,879	438,560
BioNTech SE ADR(3)	4,826	428,935
Brenntag SE	6,472	438,402
Carl Zeiss Meditec AG	1,767	50,789
Commerzbank AG	35,088	1,279,986
Continental AG	6,015	419,890
CTS Eventim AG & Co. KGaA	3,411	199,785
Daimler Truck Holding AG	27,549	1,356,673
Deutsche Boerse AG	9,501	2,783,274
Deutsche Lufthansa AG	32,660	278,125
Deutsche Post AG	52,072	2,744,554
Deutsche Telekom AG	192,511	7,185,139
E.ON SE	127,910	2,801,416
Evonik Industries AG	13,617	267,202
Fraport AG Frankfurt Airport Services Worldwide(3)	1,989	173,274
Fresenius SE & Co. KGaA	24,097	1,250,532
FUCHS SE, PFC Shares	5,354	227,751
GEA Group AG	8,301	595,328
Hannover Rueck SE	3,264	1,026,204
Heidelberg Materials AG	15,876	3,350,415
Hella GmbH & Co. KGaA	1,500	128,841
Henkel AG & Co. KGaA	14,956	1,074,296
Security	Shares	Value
Germany (continued)
HOCHTIEF AG	889	$ 404,381
Infineon Technologies AG	73,473	3,333,185
KION Group AG	3,748	200,263
Knorr-Bremse AG	4,685	535,270
LEG Immobilien SE	5,135	335,427
Mercedes-Benz Group AG	44,046	2,707,195
Merck KGaA	7,571	961,924
MTU Aero Engines AG	3,371	1,229,804
Muenchener Rueckversicherungs-Gesellschaft AG	6,990	4,414,474
Nemetschek SE	3,640	272,490
Qiagen NV	12,135	485,885
SAP SE	61,919	10,556,110
Scout24 SE(2)	4,026	310,640
Siemens AG	43,092	10,498,681
Siemens Energy AG	47,085	8,119,783
Siemens Healthineers AG(2)	22,355	953,800
Symrise AG	7,504	640,780
Talanx AG	3,112	386,159
thyssenkrupp AG	60,606	534,030
Tkms AG& Co. KGaA(3)	978	90,207
Volkswagen AG	12,502	1,307,590
Vonovia SE	47,896	1,197,996
Zalando SE(2)(3)	11,463	280,050
		$90,195,525
Hong Kong — 1.5%
AIA Group Ltd.	558,383	$6,204,373
BOC Hong Kong Holdings Ltd.	192,850	1,063,954
Chow Tai Fook Jewellery Group Ltd.(1)	128,000	179,914
CK Infrastructure Holdings Ltd.	31,500	252,605
CLP Holdings Ltd.	91,000	856,754
Henderson Land Development Co. Ltd.(1)	71,355	265,098
HKT Trust & HKT Ltd.	171,000	267,221
Hong Kong & China Gas Co. Ltd.	607,000	552,158
Hong Kong Exchanges & Clearing Ltd.	63,599	3,208,441
Hongkong Land Holdings Ltd.	62,000	483,165
Lenovo Group Ltd.(1)	475,000	571,288
Link REIT	147,900	685,489
MTR Corp. Ltd.(1)	71,376	292,496
Power Assets Holdings Ltd.	76,500	596,851
Sino Land Co. Ltd.	178,000	261,241
Sun Hung Kai Properties Ltd.	91,301	1,520,238
Swire Pacific Ltd., Class A	24,393	266,609
Swire Properties Ltd.	72,600	212,664
Techtronic Industries Co. Ltd.	69,493	922,883
WH Group Ltd.(2)	432,041	567,890
Wharf Holdings Ltd.(1)	63,779	176,635
Wharf Real Estate Investment Co. Ltd.	88,000	256,092
		$19,664,059

3
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland — 0.7%
AIB Group PLC	86,680	$ 925,319
Bank of Ireland Group PLC	38,736	702,796
DCC PLC	13,221	818,870
Experian PLC	56,580	1,957,357
ICON PLC(3)	3,631	401,806
James Hardie Industries PLC, CDI(3)	82,908	1,528,886
Kerry Group PLC, Class A	8,191	652,165
Kingspan Group PLC	21,562	1,843,764
		$8,830,963
Israel — 0.7%
Bank Hapoalim BM	135,627	$3,185,200
Check Point Software Technologies Ltd.(3)	9,687	1,383,788
CyberArk Software Ltd.(3)	4,720	212,400
Mizrahi Tefahot Bank Ltd.	17,050	1,245,956
Monday.com Ltd.(3)	5,492	379,552
Nice Ltd.(3)	6,881	759,721
Nova Ltd.(1)(3)	4,130	1,793,576
Wix.com Ltd.(3)	6,212	559,515
		$9,519,708
Italy — 2.4%
A2A SpA	77,405	$219,181
Banca Generali SpA	3,139	187,322
Banca Mediolanum SpA	12,598	255,251
Banca Monte dei Paschi di Siena SpA	95,993	837,589
Banco BPM SpA	57,759	803,456
BPER Banca SpA	85,871	1,125,358
Brunello Cucinelli SpA	1,844	161,155
DiaSorin SpA	1,327	92,973
Enel SpA	431,037	4,712,454
Ferrari NV	7,337	2,489,472
FinecoBank Banca Fineco SpA	34,624	770,340
Generali	45,359	1,824,861
Hera SpA	48,247	222,548
Infrastrutture Wireless Italiane SpA(2)	13,855	110,567
Intesa Sanpaolo SpA	720,509	4,357,555
Italgas SpA	34,422	400,981
Moncler SpA	10,546	634,959
Nexi SpA(1)(2)	17,387	64,765
Pirelli & C SpA(2)	25,026	173,166
Poste Italiane SpA(2)	24,252	570,862
PRADA SpA	34,400	163,973
Prysmian SpA	16,874	1,992,669
Recordati Industria Chimica e Farmaceutica SpA	5,926	339,314
Reply SpA	1,181	111,143
Ryanair Holdings PLC	41,176	1,159,181
Snam SpA	119,726	906,976
Telecom Italia SpA(3)	1,017,503	714,392
Terna - Rete Elettrica Nazionale	81,035	926,831
UniCredit SpA	72,435	5,196,761
Security	Shares	Value
Italy (continued)
Unipol Assicurazioni SpA	17,386	$ 403,880
		$ 31,929,935
Japan — 16.1%
Advantest Corp.	38,800	$ 5,354,657
Aeon Co. Ltd.	110,637	1,322,769
AGC, Inc.	28,155	997,462
Aisin Corp.	26,300	370,517
Ajinomoto Co., Inc.	50,616	1,430,977
ANA Holdings, Inc.	9,256	165,768
Asahi Group Holdings Ltd.	84,400	842,702
Asahi Kasei Corp.	81,200	794,500
Asics Corp.	35,900	965,175
Astellas Pharma, Inc.	98,071	1,598,735
Bandai Namco Holdings, Inc.	31,325	772,800
BayCurrent, Inc.	8,500	246,044
Bridgestone Corp.	62,700	1,306,559
Canon, Inc.	46,468	1,289,363
Capcom Co. Ltd.	19,000	401,507
Central Japan Railway Co.	36,835	957,754
Chiba Bank Ltd.	26,800	346,914
Chugai Pharmaceutical Co. Ltd.	36,056	1,988,432
Dai Nippon Printing Co. Ltd.	23,358	425,582
Daifuku Co. Ltd.	18,100	639,094
Dai-ichi Life Holdings, Inc.	182,676	1,684,636
Daiichi Sankyo Co. Ltd.	100,339	1,795,131
Daikin Industries Ltd.	16,000	1,919,150
Daito Trust Construction Co. Ltd.	18,000	421,815
Daiwa House Industry Co. Ltd.	31,292	981,722
Daiwa Securities Group, Inc.	62,800	595,054
Denso Corp.	94,288	1,182,191
Disco Corp.	5,500	2,241,707
East Japan Railway Co.	50,978	1,165,941
Ebara Corp.	27,300	772,812
Eisai Co. Ltd.	14,425	451,601
FANUC Corp.	57,955	2,020,133
Fast Retailing Co. Ltd.	9,626	3,803,292
Fuji Electric Co. Ltd.	8,600	602,448
FUJIFILM Holdings Corp.	59,800	1,139,527
Fujikura Ltd.	85,800	2,359,674
Fujitsu Ltd.	97,380	1,991,485
Hankyu Hanshin Holdings, Inc.	14,200	410,594
Hikari Tsushin, Inc.	800	203,529
Hitachi Construction Machinery Co. Ltd.	5,500	188,855
HOYA Corp.	19,487	3,378,273
Hulic Co. Ltd.	21,200	247,119
IHI Corp.	57,500	1,186,397
Isuzu Motors Ltd.	30,900	444,984
ITOCHU Corp.	321,000	4,083,274
Japan Airlines Co. Ltd.	7,300	119,183
Japan Exchange Group, Inc.	45,900	536,019

4
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Japan Post Bank Co. Ltd.	93,900	$ 1,531,530
Kajima Corp.	22,000	839,270
Kao Corp.	22,063	862,201
Kawasaki Heavy Industries Ltd.	44,500	836,918
KDDI Corp.	156,136	2,658,485
Keyence Corp.	11,500	4,092,932
Kikkoman Corp.	35,745	324,520
Kirin Holdings Co. Ltd.	50,100	796,900
Komatsu Ltd.	55,746	2,219,837
Kubota Corp.	60,294	966,223
Kyocera Corp.	69,800	1,070,281
Kyowa Kirin Co. Ltd.	12,806	209,584
Lasertec Corp.	4,300	957,066
LY Corp.	151,700	365,769
M3, Inc.	24,900	255,583
Makita Corp.	11,792	387,560
Marubeni Corp.	77,600	2,838,758
MatsukiyoCocokara & Co.	15,900	253,961
MEIJI Holdings Co. Ltd.	13,642	332,697
Mitsubishi Chemical Group Corp.	65,060	380,349
Mitsubishi Electric Corp.	110,607	3,617,632
Mitsubishi Estate Co. Ltd.	59,208	1,643,404
Mitsubishi HC Capital, Inc.	43,000	385,842
Mitsubishi Heavy Industries Ltd.	193,000	5,302,994
Mitsubishi UFJ Financial Group, Inc.(4)	640,257	10,842,061
Mitsui Fudosan Co. Ltd.	140,000	1,492,461
Mizuho Financial Group, Inc.	126,958	5,139,737
MonotaRO Co. Ltd.	16,000	173,432
MS&AD Insurance Group Holdings, Inc.	60,800	1,586,610
Murata Manufacturing Co. Ltd.	97,659	2,191,196
NEC Corp.	70,300	1,749,280
Nintendo Co. Ltd.	60,090	3,430,276
Nippon Building Fund, Inc.	410	344,268
Nippon Paint Holdings Co. Ltd.	49,345	309,420
Nippon Sanso Holdings Corp.	11,100	393,588
Nissin Foods Holdings Co. Ltd.	13,497	256,169
Nitori Holdings Co. Ltd.	22,340	354,927
Nitto Denko Corp.	40,330	806,770
Nomura Holdings, Inc.	163,300	1,285,830
Nomura Research Institute Ltd.	21,300	582,931
NTT, Inc.	1,665,000	1,665,775
Obayashi Corp.	33,300	806,542
Olympus Corp.	55,900	532,578
Oracle Corp. Japan	2,126	115,747
Oriental Land Co. Ltd.	61,985	1,054,972
ORIX Corp.	62,667	1,859,414
Osaka Gas Co. Ltd.	17,200	696,678
Otsuka Corp.	13,176	252,250
Otsuka Holdings Co. Ltd.	25,720	1,825,370
Pan Pacific International Holdings Corp.	104,000	634,426
Panasonic Holdings Corp.	120,000	2,012,562
Security	Shares	Value
Japan (continued)
Rakuten Group, Inc.(3)	80,400	$ 375,833
Recruit Holdings Co. Ltd.	79,479	3,462,895
Renesas Electronics Corp.	92,800	1,326,782
Resona Holdings, Inc.	108,133	1,233,554
Ryohin Keikaku Co. Ltd.	28,800	614,580
Sanrio Co. Ltd.	47,500	295,319
Sanwa Holdings Corp.	10,000	227,422
SBI Holdings, Inc.	28,800	533,270
SCREEN Holdings Co. Ltd.	9,200	548,104
SECOM Co. Ltd.	23,400	891,324
Seibu Holdings, Inc.	12,500	349,235
Sekisui Chemical Co. Ltd.	19,172	321,872
Sekisui House Ltd.	35,570	797,019
Seven & i Holdings Co. Ltd.	110,400	1,484,840
Shimadzu Corp.	15,026	357,061
Shin-Etsu Chemical Co. Ltd.	96,485	3,928,751
Shionogi & Co. Ltd.	38,862	859,664
Shiseido Co. Ltd.	22,197	453,490
Shizuoka Financial Group, Inc.	24,800	411,793
SMC Corp.	3,432	1,349,799
SoftBank Corp.	1,595,800	2,135,377
SoftBank Group Corp.	200,760	4,888,456
Sompo Holdings, Inc.	43,511	1,693,806
Sony Financial Group, Inc.	337,700	309,351
Sony Group Corp.	339,500	7,076,103
Square Enix Holdings Co. Ltd.	14,700	234,259
Subaru Corp.	28,500	459,174
Sumitomo Electric Industries Ltd.	37,073	2,106,490
Sumitomo Mitsui Financial Group, Inc.	199,559	6,561,562
Sumitomo Mitsui Trust Group, Inc.	33,132	1,055,474
Suntory Beverage & Food Ltd.	8,300	234,393
Sysmex Corp.	25,678	223,935
T&D Holdings, Inc.	26,419	676,710
Takeda Pharmaceutical Co. Ltd.	89,452	3,294,326
TDK Corp.	105,410	1,369,304
Terumo Corp.	76,192	1,023,620
TIS, Inc.	9,200	196,709
Tokio Marine Holdings, Inc.	91,700	4,304,483
Tokyo Electron Ltd.	25,078	6,230,652
Tokyo Gas Co. Ltd.	19,700	927,792
Tokyu Corp.	28,932	341,515
TOPPAN Holdings, Inc.	14,500	382,433
Toray Industries, Inc.	68,850	490,393
Toyo Suisan Kaisha Ltd.	5,400	379,759
Toyota Motor Corp.	497,215	10,335,774
Trend Micro, Inc.	6,993	233,123
Unicharm Corp.	57,106	336,359
West Japan Railway Co.	24,820	491,449
Yakult Honsha Co. Ltd.	14,572	243,838
Yamaha Motor Co. Ltd.	50,175	362,484
Yaskawa Electric Corp.	11,900	314,299

5
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Yokogawa Electric Corp.	13,300	$ 411,020
Yokohama Financial Group, Inc.	61,900	552,531
Zensho Holdings Co. Ltd.	6,300	367,812
ZOZO, Inc.	19,200	134,456
		$ 213,871,251
Netherlands — 4.6%
ABN AMRO Bank NV(2)	31,876	$ 1,010,495
Adyen NV(2)(3)	1,602	1,603,362
Aegon Ltd.	66,078	483,243
AerCap Holdings NV	8,038	1,102,653
Akzo Nobel NV	10,392	597,387
Argenx SE(3)	3,389	2,459,530
ASM International NV	2,600	1,970,677
ASML Holding NV	19,371	25,758,704
ASR Nederland NV	7,189	494,940
BE Semiconductor Industries NV	4,086	875,196
CTP NV(2)	7,649	128,017
Euronext NV(2)	3,962	636,225
Ferrovial SE	25,397	1,652,239
Heineken Holding NV	7,446	529,904
Heineken NV	16,397	1,261,230
IMCD NV	2,892	302,636
ING Groep NV, Series N	151,143	3,923,169
Koninklijke Ahold Delhaize NV	53,681	2,505,879
Koninklijke KPN NV	192,828	1,074,751
Koninklijke Vopak NV	7,867	425,803
Magnum Ice Cream Co. NV(3)	26,962	396,767
Nebius Group NV(1)(3)	11,033	1,144,784
NN Group NV	13,799	1,077,645
NXP Semiconductors NV	14,027	2,761,355
Prosus NV	67,297	3,115,551
Randstad NV(1)	6,100	159,209
Stellantis NV	99,143	716,564
STMicroelectronics NV	33,886	1,153,093
Universal Music Group NV	67,911	1,318,207
Wolters Kluwer NV	13,836	1,033,386
		$61,672,601
New Zealand — 0.1%
Auckland International Airport Ltd.	74,460	$341,236
Fisher & Paykel Healthcare Corp. Ltd.	26,716	579,295
Meridian Energy Ltd.	60,330	193,123
Xero Ltd.(3)	7,485	395,581
		$1,509,235
Norway — 0.7%
DNB Bank ASA	47,321	$1,480,610
Gjensidige Forsikring ASA	12,137	317,488
Kongsberg Gruppen ASA	28,814	1,229,760
Mowi ASA	27,597	627,660
Security	Shares	Value
Norway (continued)
Norsk Hydro ASA	185,435	$ 1,976,439
Orkla ASA	50,978	641,539
Salmar ASA	5,001	292,798
SpareBank 1 Sor-Norge ASA	14,088	307,833
Storebrand ASA	27,289	492,560
Telenor ASA	36,586	645,509
Vend Marketplaces ASA, Class B	11,064	273,897
Yara International ASA	11,885	694,730
		$8,980,823
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	543,542	$529,392
EDP SA	177,508	939,319
Jeronimo Martins SGPS SA	19,321	461,991
		$1,930,702
Singapore — 1.2%
CapitaLand Ascendas REIT	205,000	$395,641
CapitaLand Integrated Commercial Trust	325,380	583,490
CapitaLand Investment Ltd.	128,100	272,673
DBS Group Holdings Ltd.	110,471	4,915,973
Grab Holdings Ltd., Class A(3)	136,822	500,768
Keppel Ltd.	81,100	747,111
Oversea-Chinese Banking Corp. Ltd.	177,271	3,036,253
Singapore Airlines Ltd.	89,956	463,875
Singapore Exchange Ltd.	42,800	652,920
Singapore Technologies Engineering Ltd.	88,800	753,666
Singapore Telecommunications Ltd.	389,712	1,500,555
United Overseas Bank Ltd.	66,059	1,890,988
		$15,713,913
South Korea — 5.4%
Doosan Enerbility Co. Ltd.(3)	25,861	$1,625,053
Ecopro BM Co. Ltd.	2,863	375,089
Hana Financial Group, Inc.	13,445	980,098
HD Hyundai Electric Co. Ltd.	1,253	710,060
HMM Co. Ltd.	17,532	229,711
Hyundai Mobis Co. Ltd.	3,242	836,502
Hyundai Motor Co.	8,699	2,679,817
Industrial Bank of Korea	13,893	200,679
Kakao Corp.	14,183	437,861
KakaoBank Corp.	9,271	151,063
KB Financial Group, Inc.	17,724	1,739,973
Kia Corp.	12,349	1,219,229
Krafton, Inc.	1,857	317,467
KT Corp.	7,272	290,941
LG Chem Ltd.	2,937	600,320
LG Electronics, Inc.	6,427	465,957
LG Energy Solution Ltd.(3)	2,518	688,852
Meritz Financial Group, Inc.(3)	4,021	304,914
Mirae Asset Securities Co. Ltd.	12,095	512,589

6
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
NAVER Corp.	7,427	$ 1,011,174
POSCO Holdings, Inc.	10,349	2,330,210
Samsung Biologics Co. Ltd.(2)(3)	652	668,212
Samsung C&T Corp.	4,794	840,187
Samsung Electro-Mechanics Co. Ltd.	2,858	818,843
Samsung Electronics Co. Ltd.	254,724	29,792,848
Samsung Episholdings Co. Ltd.(3)	422	143,294
Samsung Fire & Marine Insurance Co. Ltd.	1,619	484,941
Samsung Heavy Industries Co. Ltd.(3)	44,136	739,591
Samsung Life Insurance Co. Ltd.	5,393	777,605
Samsung SDS Co. Ltd.	2,354	238,503
Shinhan Financial Group Co. Ltd.	21,157	1,260,986
SK Hynix, Inc.	27,656	15,691,040
SK Innovation Co. Ltd.	9,951	730,269
SK Square Co. Ltd.(3)	4,379	1,441,797
SK Telecom Co. Ltd.	5,827	301,490
Woori Financial Group, Inc.	33,919	743,567
		$72,380,732
Spain — 2.9%
Acciona SA	900	$236,666
Aena SME SA(2)	36,377	1,076,228
Amadeus IT Group SA	21,830	1,248,255
Banco Bilbao Vizcaya Argentaria SA	263,224	5,685,522
Banco de Sabadell SA	231,646	829,824
Banco Santander SA	676,287	7,581,665
Bankinter SA	26,046	412,500
CaixaBank SA	170,307	2,041,582
Cellnex Telecom SA(2)(3)	24,912	801,039
EDP Renovaveis SA	12,576	201,567
Endesa SA	14,214	594,057
Grifols SA(1)	23,405	244,864
Iberdrola SA	330,535	7,567,319
Indra Sistemas SA(1)	4,465	249,551
Industria de Diseno Textil SA	51,586	3,002,759
International Consolidated Airlines Group SA	184,415	867,863
Mapfre SA	32,519	144,921
Merlin Properties Socimi SA	14,170	230,862
Redeia Corp. SA	23,794	403,316
Repsol SA	152,685	4,297,849
Telefonica SA	178,086	779,220
Unicaja Banco SA(2)	60,000	178,065
		$38,675,494
Sweden — 3.0%
AAK AB	12,128	$312,329
AddTech AB, Class B	15,456	530,371
Alfa Laval AB	16,819	919,998
Assa Abloy AB, Class B	53,403	1,930,404
Atlas Copco AB, Class A	221,355	3,906,213
Axfood AB	5,804	197,555
Security	Shares	Value
Sweden (continued)
Beijer Ref AB, Class B	23,956	$ 332,105
Boliden AB(3)	40,758	2,136,609
Castellum AB	19,997	231,303
Epiroc AB, Class A	58,344	1,436,244
EQT AB	25,926	804,423
Essity AB, Class B(1)	31,088	801,225
H & M Hennes & Mauritz AB, Class B(1)	19,783	370,117
Hexagon AB, Class B	104,662	1,018,583
Holmen AB, Class B	2,691	96,499
Industrivarden AB, Class A	12,183	606,788
Indutrade AB	14,507	332,629
Investment AB Latour, Class B(1)	9,861	212,576
Investor AB, Class B	114,901	4,351,842
L E Lundbergforetagen AB, Class B	4,524	257,206
Lifco AB, Class B	12,322	372,770
Nibe Industrier AB, Class B(1)	107,459	449,011
Saab AB, Class B	17,765	1,162,715
Sagax AB, Class B	10,955	202,147
Sandvik AB	56,924	2,188,263
Skandinaviska Enskilda Banken AB, Class A	74,074	1,368,806
SKF AB, Class B	17,886	431,159
Spotify Technology SA(3)	7,817	3,790,541
SSAB AB, Class A	116,016	915,421
Svenska Cellulosa AB SCA, Class B(1)	37,124	430,429
Svenska Handelsbanken AB, Class A(1)	73,012	962,570
Swedbank AB, Class A(1)	47,537	1,620,228
Swedish Orphan Biovitrum AB(3)	8,524	357,245
Tele2 AB, Class B	26,729	553,223
Telia Co. AB	114,144	584,791
Trelleborg AB, Class B	12,703	475,086
Volvo AB, Class B	98,168	3,227,695
		$39,877,119
Switzerland — 8.4%
ABB Ltd.	90,473	$7,356,172
Accelleron Industries AG	4,826	436,204
Alcon AG	26,477	2,001,402
Amrize Ltd.(3)	60,198	3,336,586
Avolta AG	4,955	297,084
Banque Cantonale Vaudoise	1,552	252,425
Barry Callebaut AG(1)	180	316,547
Belimo Holding AG	579	470,234
BKW AG	797	157,136
Chocoladefabriken Lindt & Spruengli AG PC	120	1,685,038
Cie Financiere Richemont SA, Class A	24,781	4,375,482
Coca-Cola HBC AG	11,049	622,382
DSM-Firmenich AG	13,933	996,545
Emmi AG	100	106,909
EMS-Chemie Holding AG	388	305,080
Flughafen Zurich AG	1,193	373,571
Galderma Group AG	7,953	1,563,032

7
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Garmin Ltd.	8,659	$ 2,008,975
Geberit AG	4,099	2,766,947
Georg Fischer AG	5,014	258,668
Givaudan SA	529	1,788,814
Helvetia Baloise Holding AG	3,756	972,091
Holcim AG	48,445	4,004,557
Julius Baer Group Ltd.	10,314	758,636
Kuehne & Nagel International AG	2,477	567,246
Logitech International SA	7,641	709,578
Lonza Group AG	3,709	2,379,392
Nestle SA	142,250	13,953,445
Novartis AG	99,061	15,205,300
On Holding AG, Class A(3)	10,180	346,324
Partners Group Holding AG	1,056	1,138,199
PSP Swiss Property AG	2,619	520,002
Roche Holding AG	39,195	15,642,366
Schindler Holding AG PC	3,526	1,110,522
SFS Group AG	841	125,868
SGS SA	9,379	988,443
SIG Group AG	13,847	207,571
Sika AG	8,681	1,436,864
Sonova Holding AG	2,601	593,063
Straumann Holding AG	6,656	696,371
Sulzer AG	1,235	258,912
Swatch Group AG	1,863	411,278
Swiss Life Holding AG	1,293	1,408,353
Swiss Prime Site AG	4,262	721,634
Swiss Re AG	14,624	2,456,498
Swisscom AG	1,226	1,028,814
Temenos AG	2,067	181,165
UBS Group AG	149,093	5,813,642
VAT Group AG(2)	1,514	944,496
VZ Holding AG	706	134,346
Zurich Insurance Group AG	7,022	4,963,279
		$111,153,488
Taiwan — 7.6%
Accton Technology Corp.	26,000	$1,282,766
Advantech Co. Ltd.	27,246	279,380
Alchip Technologies Ltd.	4,000	326,207
ASE Technology Holding Co. Ltd.	160,904	1,770,935
Asia Vital Components Co. Ltd.	17,000	1,122,841
Cathay Financial Holding Co. Ltd.	477,973	1,068,669
Chailease Holding Co. Ltd.	98,097	339,949
Chang Hwa Commercial Bank Ltd.	491,531	315,804
Chunghwa Telecom Co. Ltd.	196,055	817,316
CTBC Financial Holding Co. Ltd.	890,000	1,446,354
Delta Electronics, Inc.	106,319	4,793,960
E Ink Holdings, Inc.	45,000	196,290
E.Sun Financial Holding Co. Ltd.	749,893	749,451
Elite Material Co. Ltd.	19,000	1,621,582
Security	Shares	Value
Taiwan (continued)
EVA Airways Corp.	100,000	$ 107,744
Evergreen Marine Corp. Taiwan Ltd.	45,200	285,119
Far EasTone Telecommunications Co. Ltd.	72,073	208,174
First Financial Holding Co. Ltd.	603,821	537,991
Fubon Financial Holding Co. Ltd.	412,412	1,129,068
Hotai Motor Co. Ltd.	15,320	235,244
Hua Nan Financial Holdings Co. Ltd.	529,367	554,950
Jentech Precision Industrial Co. Ltd.	4,000	502,955
King Slide Works Co. Ltd.	4,000	414,460
Lite-On Technology Corp.	102,000	466,776
MediaTek, Inc.	77,883	3,735,669
Mega Financial Holding Co. Ltd.	520,468	631,660
Novatek Microelectronics Corp.	23,000	277,651
President Chain Store Corp.	29,828	210,079
Quanta Computer, Inc.	144,398	1,299,431
Realtek Semiconductor Corp.	26,000	395,430
SinoPac Financial Holdings Co. Ltd.	622,536	604,425
Taiwan Cooperative Financial Holding Co. Ltd.	584,010	432,069
Taiwan Mobile Co. Ltd.	90,748	310,276
Taiwan Semiconductor Manufacturing Co. Ltd.	1,158,240	66,986,261
TCC Group Holdings Co. Ltd.	1,070,000	779,376
TS Financial Holding Co. Ltd.	1,150,059	845,914
Uni-President Enterprises Corp.	241,000	538,332
United Microelectronics Corp.	570,000	1,021,782
Wan Hai Lines Ltd.	68,270	166,054
Wiwynn Corp.	6,000	645,635
Yageo Corp.	92,364	729,900
Yang Ming Marine Transport Corp.	122,000	200,734
Yuanta Financial Holding Co. Ltd.	509,759	724,655
		$101,109,318
United Kingdom — 11.2%
3i Group PLC	55,791	$1,818,285
Admiral Group PLC	14,163	592,378
Anglo American PLC	96,584	4,146,891
Antofagasta PLC	45,748	2,051,545
ARM Holdings PLC ADR(3)	62,273	9,420,659
Associated British Foods PLC	17,051	426,827
AstraZeneca PLC	81,807	15,996,536
Autotrader Group PLC(2)	50,608	316,760
Aviva PLC	153,881	1,234,955
Babcock International Group PLC	16,194	251,406
BAE Systems PLC	192,303	5,638,036
Barclays PLC	734,480	3,843,890
Barratt Redrow PLC	73,517	255,698
Beazley PLC	35,193	594,634
Berkeley Group Holdings PLC(3)	6,145	281,496
BT Group PLC	306,173	858,070
Bunzl PLC	17,836	536,960
Centrica PLC	247,931	702,001
Coca-Cola Europacific Partners PLC	13,273	1,203,463

8
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Compass Group PLC	108,715	$ 3,033,248
Convatec Group PLC(2)	109,730	316,509
Croda International PLC	10,017	376,165
Diageo PLC	132,407	2,462,401
Diploma PLC	7,669	612,308
easyJet PLC(1)	18,664	86,840
Games Workshop Group PLC	1,878	443,953
GSK PLC	241,886	6,662,866
Haleon PLC	469,743	2,324,755
Halma PLC	23,091	1,178,352
Hikma Pharmaceuticals PLC	7,057	118,528
Hiscox Ltd.	16,611	335,294
Howden Joinery Group PLC	22,856	242,086
HSBC Holdings PLC	846,391	13,899,929
ICG PLC	17,068	350,052
IMI PLC	15,583	530,118
Informa PLC	76,271	766,045
InterContinental Hotels Group PLC	8,802	1,160,762
Intertek Group PLC	10,033	488,195
Investec PLC	30,875	237,972
J Sainsbury PLC	102,714	462,435
JD Sports Fashion PLC	156,919	148,831
JET2 PLC	9,623	143,447
Kingfisher PLC	100,207	381,021
Land Securities Group PLC	43,388	320,041
Legal & General Group PLC	321,912	1,057,910
Lloyds Banking Group PLC	3,238,806	4,014,286
London Stock Exchange Group PLC	24,020	2,836,467
LondonMetric Property PLC	117,286	283,315
M&G PLC	133,855	486,219
Marks & Spencer Group PLC	108,489	488,821
Melrose Industries PLC	70,562	478,142
Mondi PLC	31,394	354,929
National Grid PLC	289,462	4,886,147
NatWest Group PLC	430,971	3,192,609
Next PLC	5,900	996,798
Pearson PLC	37,103	489,161
Persimmon PLC	18,827	268,763
Prudential PLC	141,226	1,963,481
Reckitt Benckiser Group PLC	34,113	2,293,770
RELX PLC	111,105	3,640,061
Rentokil Initial PLC	165,341	1,026,094
Rightmove PLC	39,283	224,750
Rolls-Royce Holdings PLC	519,366	7,890,430
Sage Group PLC	57,305	642,125
Schroders PLC	33,967	261,531
Segro PLC	71,933	616,650
Severn Trent PLC	13,980	573,370
Smith & Nephew PLC	47,550	753,383
Smiths Group PLC	22,111	674,744
Spirax Group PLC	5,247	470,729
Security	Shares	Value
United Kingdom (continued)
SSE PLC	71,100	$ 2,457,827
St. James's Place PLC	29,384	463,639
Standard Chartered PLC	104,661	2,181,120
Standard Life PLC	44,111	399,492
Sunbelt Rentals Holdings, Inc.	26,710	1,703,866
Taylor Wimpey PLC	220,021	261,323
Tesco PLC	386,109	2,426,706
Unilever PLC	115,127	6,320,401
UNITE Group PLC	22,917	138,850
United Utilities Group PLC	39,725	692,652
Vodafone Group PLC	1,005,556	1,516,732
Weir Group PLC	16,689	625,883
Whitbread PLC	12,312	378,536
Wise PLC, Class A(3)	43,055	518,476
WPP PLC	61,718	193,021
		$148,395,852
United States — 0.0%†
Galaxy Digital, Inc., Class A(3)	9,074	$167,415
		$167,415
Total Common Stocks (identified cost $849,352,830)		$1,319,271,387

Rights — 0.0%†

Security	Shares	Value
Italy — 0.0%†
Telecom Italia SpA, Exp. 4/30/26(3)	1,017,503	$ 11
		$ 11
Singapore — 0.0%†
CapitaLand Ascendas REIT, Exp. 4/15/26(3)	5,740	$ 586
		$ 586
Total Rights (identified cost $0)		$ 597

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(3)(5)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

9
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.3%

Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(6)	1,997	$ 1,997
Total Affiliated Fund (identified cost $1,997)		$ 1,997
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(7)	3,730,431	$ 3,730,431
Total Securities Lending Collateral (identified cost $3,730,431)		$ 3,730,431
Total Short-Term Investments (identified cost $3,732,428)		$ 3,732,428

Total Investments — 99.5% (identified cost $853,085,258)	$1,323,004,412
Other Assets, Less Liabilities — 0.5%	$ 6,403,787
Net Assets — 100.0%	$1,329,408,199

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $53,457,676.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $12,978,231 or 1.0% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	25.0%
Information Technology	19.2
Industrials	16.4
Health Care	8.7
Consumer Discretionary	7.4
Materials	6.6
Consumer Staples	5.9
Communication Services	3.9
Utilities	3.4
Real Estate	1.6
Energy	1.1
Total	99.2%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

10
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $849,222,262) - including $53,457,676 of securities on loan	$1,312,160,354
Investments in securities of affiliated issuers, at value (identified cost $3,862,996)	10,844,058
Cash denominated in foreign currency, at value (cost $2,148,145)	2,155,046
Receivable for investments sold	18,644,275
Receivable for capital shares sold	932,016
Dividends receivable	3,838,331
Dividends receivable - affiliated	151,909
Securities lending income receivable	16,963
Tax reclaims receivable	3,343,762
Receivable from affiliates	210,769
Directors' deferred compensation plan	58,468
Total assets	$1,352,355,951
Liabilities
Payable for line of credit	$10,200,000
Payable for investments purchased	6,688,832
Payable for capital shares redeemed	1,464,007
Deposits for securities loaned	3,730,431
Payable to affiliates:
Investment advisory fee	138,936
Administrative fee	139,246
Distribution and service fees	25,066
Sub-transfer agency fee	7,301
Directors' deferred compensation plan	58,468
Accrued expenses	495,465
Total liabilities	$22,947,752
Net Assets	$1,329,408,199
Sources of Net Assets
Paid-in capital	$929,784,557
Distributable earnings	399,623,642
Net Assets	$1,329,408,199
Class A Shares
Net Assets	$98,973,948
Shares Outstanding	2,614,148
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$37.86
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$39.75
Class I Shares
Net Assets	$1,023,365,660
Shares Outstanding	26,618,961
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$38.44
11
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$207,068,591
Shares Outstanding	5,399,809
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$38.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,346,335)	$11,858,244
Dividend income - affiliated issuers (net of foreign taxes withheld of $15,770)	199,280
Interest income	311
Securities lending income, net	83,825
Other income	81,752
Total investment income	$12,223,412
Expenses
Investment advisory fee	$808,538
Administrative fee	808,538
Distribution and service fees:
Class A	155,371
Directors' fees and expenses	37,969
Custodian fees	96,976
Transfer agency fees and expenses	477,887
Accounting fees	143,270
Professional fees	53,227
Registration fees	31,497
Reports to shareholders	14,686
Miscellaneous	74,832
Total expenses	$2,702,791
Waiver and/or reimbursement of expenses by affiliates	$(597,047)
Net expenses	$2,105,744
Net investment income	$10,117,668
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$12,434,319
Investment securities - affiliated issuers	(196)
Foreign currency transactions	(186,392)
Net realized gain	$12,247,731
Change in unrealized appreciation (depreciation):
Investment securities	$70,091,811
Investment securities - affiliated issuers	517,283
Foreign currency	(36,031)
Net change in unrealized appreciation (depreciation)	$70,573,063
Net realized and unrealized gain	$82,820,794
Net increase in net assets from operations	$92,938,462
13
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$10,117,668	$27,805,607
Net realized gain (loss)	12,247,731	(1,341,499)
Net change in unrealized appreciation (depreciation)	70,573,063	164,640,405
Net increase in net assets from operations	$92,938,462	$191,104,513
Distributions to shareholders:
Class A	$(3,932,740)	$(2,401,905)
Class I	(32,483,277)	(22,075,468)
Class R6	(7,627,707)	(4,874,385)
Total distributions to shareholders	$(44,043,724)	$(29,351,758)
Capital share transactions:
Class A	$(25,214,120)	$5,471,486
Class I	21,508,219	(3,748,625)
Class R6	(10,490,030)	8,348,763
Net increase (decrease) in net assets from capital share transactions	$(14,195,931)	$10,071,624
Net increase in net assets	$34,698,807	$171,824,379
Net Assets
At beginning of period	$1,294,709,392	$1,122,885,013
At end of period	$1,329,408,199	$1,294,709,392
14
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$36.50	$32.14	$25.84	$21.21	$29.79	$24.08
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.69	$0.62	$0.57	$0.61	$0.61
Net realized and unrealized gain (loss)	2.34	4.44	6.19	4.50	(8.64)	5.33
Total income (loss) from operations	$2.57	$5.13	$6.81	$5.07	$(8.03)	$5.94
Less Distributions
From net investment income	$(1.21)	$(0.77)	$(0.51)	$(0.44)	$(0.55)	$(0.23)
Total distributions	$(1.21)	$(0.77)	$(0.51)	$(0.44)	$(0.55)	$(0.23)
Net asset value — End of period	$37.86	$36.50	$32.14	$25.84	$21.21	$29.79
Total Return(2)	7.14%(3)	16.59%	26.65%	24.06%	(27.50)%	24.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,974	$119,534	$100,082	$72,919	$40,139	$43,359
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)	0.63%	0.65%	0.65%	0.65%	0.67%
Net expenses	0.54%(5)(6)	0.54%(6)	0.54%(6)	0.54%(6)	0.54%(6)	0.54%
Net investment income	1.19%(5)	2.16%	2.12%	2.21%	2.27%	2.11%
Portfolio Turnover	8%(3)	16%	10%	20%	14%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$37.08	$32.62	$26.22	$21.49	$30.17	$24.43
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.79	$0.70	$0.64	$0.69	$0.72
Net realized and unrealized gain (loss)	2.34	4.51	6.28	4.56	(8.75)	5.37
Total income (loss) from operations	$2.64	$5.30	$6.98	$5.20	$(8.06)	$6.09
Less Distributions
From net investment income	$(1.28)	$(0.84)	$(0.58)	$(0.47)	$(0.62)	$(0.35)
Total distributions	$(1.28)	$(0.84)	$(0.58)	$(0.47)	$(0.62)	$(0.35)
Net asset value — End of period	$38.44	$37.08	$32.62	$26.22	$21.49	$30.17
Total Return(2)	7.24%(3)	16.90%	26.97%	24.35%	(27.32)%	25.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,023,366	$967,434	$849,121	$621,740	$468,639	$481,361
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.39%(5)	0.38%	0.40%	0.40%	0.40%	0.42%
Net expenses	0.29%(5)(6)	0.29%(6)	0.29%(6)	0.29%(6)	0.29%(6)	0.29%
Net investment income	1.54%(5)	2.43%	2.37%	2.43%	2.52%	2.43%
Portfolio Turnover	8%(3)	16%	10%	20%	14%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$37.01	$32.58	$26.20	$21.48	$30.16	$24.43
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.79	$0.71	$0.65	$0.69	$0.75
Net realized and unrealized gain (loss)	2.36	4.51	6.26	4.56	(8.74)	5.34
Total income (loss) from operations	$2.65	$5.30	$6.97	$5.21	$(8.05)	$6.09
Less Distributions
From net investment income	$(1.31)	$(0.87)	$(0.59)	$(0.49)	$(0.63)	$(0.36)
Total distributions	$(1.31)	$(0.87)	$(0.59)	$(0.49)	$(0.63)	$(0.36)
Net asset value — End of period	$38.35	$37.01	$32.58	$26.20	$21.48	$30.16
Total Return(2)	7.29%(3)	16.96%	26.95%	24.44%	(27.30)%	25.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$207,069	$207,742	$173,681	$119,163	$93,719	$92,734
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.31%(5)	0.30%	0.37%	0.37%	0.37%	0.39%
Net expenses	0.26%(5)(6)	0.26%(6)	0.26%(6)	0.26%(6)	0.26%(6)	0.26%
Net investment income	1.50%(5)	2.43%	2.41%	2.47%	2.52%	2.52%
Portfolio Turnover	8%(3)	16%	10%	20%	14%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
17
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
18

Calvert
International Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$66,552,161	$ —	$66,552,161
Austria	—	4,267,050	—	4,267,050
Belgium	—	9,176,510	—	9,176,510
Canada	138,040,757	—	—	138,040,757
Denmark	—	16,593,427	—	16,593,427
Finland	232,316	13,564,146	—	13,796,462
France	—	95,266,887	—	95,266,887
Germany	914,820	89,280,705	—	90,195,525
Hong Kong	—	19,664,059	—	19,664,059
Ireland	401,806	8,429,157	—	8,830,963
Israel	4,328,831	5,190,877	—	9,519,708
Italy	—	31,929,935	—	31,929,935
Japan	—	213,871,251	—	213,871,251
Netherlands	5,008,792	56,663,809	—	61,672,601
New Zealand	—	1,509,235	—	1,509,235
Norway	—	8,980,823	—	8,980,823
Portugal	—	1,930,702	—	1,930,702
Singapore	500,768	15,213,145	—	15,713,913
South Korea	—	72,380,732	—	72,380,732
Spain	—	38,675,494	—	38,675,494
Sweden	3,790,541	36,086,578	—	39,877,119
Switzerland	2,355,299	108,798,189	—	111,153,488
Taiwan	—	101,109,318	—	101,109,318
United Kingdom	10,624,122	137,771,730	—	148,395,852
United States	167,415	—	—	167,415
Total Common Stocks	$166,365,467	$1,152,905,920(2)	$ —	$1,319,271,387
Rights	$ —	$597	$ —	$597
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	1,997	—	—	1,997
Securities Lending Collateral	3,730,431	—	—	3,730,431
Total Investments	$170,097,895	$1,152,906,517	$0	$1,323,004,412

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
19

Calvert
International Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $808,538.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $2,110 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.54%, 0.29% and 0.26% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $594,937.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $808,538.
20

Calvert
International Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $155,371 for Class A shares.
The Fund was informed that EVD received $4,730 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $12,228 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $101,038,698 and $151,647,525, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $31,489,998 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $14,236,876 are short-term and $17,253,122 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$910,220,545
Gross unrealized appreciation	$460,233,106
Gross unrealized depreciation	(47,449,239)
Net unrealized appreciation	$412,783,867
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
21

Calvert
International Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $53,457,676 and the total value of collateral received was $55,063,587, comprised of cash of $3,730,431 and U.S. government and/or agencies securities of $51,333,156.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,730,431	$ —	$ —	$ —	$3,730,431
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At March 31, 2026, the Fund had a balance outstanding pursuant to this line of credit of $10,200,000 at an annual interest rate of 4.64%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2026. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026. The Fund’s average borrowings or allocated fees during the six months ended March 31, 2026 were not significant.
7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $10,844,058, which represents 0.8% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$10,584,711	$ 588,167	$ (847,904)	$(196)	$517,283	$10,842,061	$141,934	640,257
Short-Term Investments
Liquidity Fund	3,977,542	64,392,779	(68,368,324)	—	—	1,997	57,346	1,997
Total				$(196)	$517,283	$10,844,058	$199,280
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
22

Calvert
International Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	518,525	$19,837,899	831,372	$26,615,186
Reinvestment of distributions	78,126	2,864,898	57,361	1,660,026
Shares redeemed	(1,257,088)	(47,916,917)	(728,470)	(22,803,726)
Net increase (decrease)	(660,437)	$(25,214,120)	160,263	$5,471,486
Class I
Shares sold	3,538,453	$137,692,868	5,405,841	$172,811,954
Reinvestment of distributions	766,617	28,525,804	667,448	19,582,935
Shares redeemed	(3,778,937)	(144,710,453)	(6,007,258)	(196,143,514)
Net increase (decrease)	526,133	$21,508,219	66,031	$(3,748,625)
Class R6
Shares sold	890,813	$34,348,720	1,702,121	$55,666,989
Reinvestment of distributions	202,277	7,506,482	164,575	4,818,739
Shares redeemed	(1,306,622)	(52,345,232)	(1,583,639)	(52,136,965)
Net increase (decrease)	(213,532)	$(10,490,030)	283,057	$8,348,763
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
23

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CDHAX-NCSR 3.31.26

Calvert
US Large-Cap Value Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
US Large-Cap Value Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 1.1%
ATI, Inc.(1)	33	$ 4,800
General Electric Co.	66,285	18,809,694
Moog, Inc., Class A	2,348	687,119
		$ 19,501,613
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	20,222	$ 3,358,268
Expeditors International of Washington, Inc.	15,088	2,161,054
FedEx Corp.	28,393	10,113,019
GXO Logistics, Inc.(1)	3,417	177,171
United Parcel Service, Inc., Class B	97,287	9,571,095
		$25,380,607
Automobile Components — 0.4%
Aptiv PLC(1)	37,026	$2,571,085
Autoliv, Inc.	13,339	1,402,729
BorgWarner, Inc.	32,706	1,774,628
Lear Corp.	8,073	977,479
		$6,725,921
Automobiles — 0.9%
Ford Motor Co.	583,744	$6,736,406
General Motors Co.	124,486	9,274,207
		$16,010,613
Banks — 13.2%
Bank of America Corp.	753,821	$36,748,774
Bank OZK	17,688	811,702
BOK Financial Corp.	3,981	509,807
Citigroup, Inc.	195,769	22,202,162
Citizens Financial Group, Inc.	75,150	4,506,746
Columbia Banking System, Inc.	51,944	1,424,824
Commerce Bancshares, Inc.	24,648	1,212,682
Cullen/Frost Bankers, Inc.	10,467	1,434,816
East West Bancorp, Inc.	23,334	2,491,138
F.N.B. Corp.	54,917	918,212
Fifth Third Bancorp	145,733	6,770,755
First Citizens Bancshares, Inc., Class A	1,155	2,176,782
First Financial Bankshares, Inc.	17,632	519,262
First Horizon Corp.	79,595	1,811,582
Flagstar Bank NA	12,000	158,040
Glacier Bancorp, Inc.	20,431	912,653
Hancock Whitney Corp.	15,296	972,673
Home BancShares, Inc.	31,313	843,259
Huntington Bancshares, Inc.	347,202	5,433,711
JPMorgan Chase & Co.	214,299	63,038,194
KeyCorp	169,079	3,390,034
M&T Bank Corp.	26,273	5,431,155
Security	Shares	Value
Banks (continued)
Old National Bancorp	57,162	$ 1,263,280
Pinnacle Financial Partners, Inc.	20,878	1,798,431
PNC Financial Services Group, Inc.	52,567	10,938,667
Popular, Inc.	10,719	1,438,168
Regions Financial Corp.	149,329	3,900,473
SouthState Bank Corp.	16,431	1,520,196
Truist Financial Corp.	179,981	8,273,727
U.S. Bancorp	203,712	10,595,061
UMB Financial Corp.	13,206	1,489,505
United Bankshares, Inc.	25,113	1,040,180
Valley National Bancorp	87,636	1,076,170
Webster Financial Corp.	26,846	1,863,649
Wells Fargo & Co.	335,152	26,681,451
Western Alliance Bancorp	18,885	1,338,002
Wintrust Financial Corp.	12,070	1,677,006
Zions Bancorp NA	25,196	1,451,794
		$240,064,723
Beverages — 2.1%
Coca-Cola Co.	166,107	$12,632,437
Keurig Dr. Pepper, Inc.	144,054	3,792,942
Molson Coors Beverage Co., Class B	26,936	1,159,864
PepsiCo, Inc.	131,754	20,460,079
Primo Brands Corp., Class A	17,912	337,283
		$38,382,605
Biotechnology — 3.0%
Alkermes PLC(1)	9,282	$328,211
Amgen, Inc.	18,847	6,631,317
Biogen, Inc.(1)	26,699	4,894,728
Gilead Sciences, Inc.	108,188	15,078,162
Insmed, Inc.(1)	18,268	2,987,183
Ionis Pharmaceuticals, Inc.(1)	15,236	1,144,071
Madrigal Pharmaceuticals, Inc.(1)	3,202	1,676,151
Moderna, Inc.(1)	66,460	3,376,168
Natera, Inc.(1)	11,526	2,305,085
Regeneron Pharmaceuticals, Inc.	13,668	10,560,443
Revolution Medicines, Inc.(1)	31,704	3,083,214
Roivant Sciences Ltd.(1)	69,817	1,933,931
United Therapeutics Corp.(1)	1,360	806,453
		$54,805,117
Broadline Retail — 0.1%
eBay, Inc.	25,404	$2,312,272
		$2,312,272
Building Products — 1.2%
A.O. Smith Corp.	10,069	$663,950
Advanced Drainage Systems, Inc.	4,505	617,771
Allegion PLC	2,396	348,115

1
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Builders FirstSource, Inc.(1)	12,080	$ 994,546
Carlisle Cos., Inc.	9,339	3,115,677
Carrier Global Corp.	121,304	6,830,628
Fortune Brands Innovations, Inc.	13,814	538,331
Johnson Controls International PLC	57,524	7,532,768
Masco Corp.	10,151	612,816
Simpson Manufacturing Co., Inc.	2,190	375,848
UFP Industries, Inc.	7,312	673,581
Zurn Elkay Water Solutions Corp., Class C	9,865	442,347
		$22,746,378
Capital Markets — 6.6%
Affiliated Managers Group, Inc.	3,737	$1,034,028
Ameriprise Financial, Inc.	8,838	3,927,607
Bank of New York Mellon Corp.	65,532	7,774,061
Blackrock, Inc.	13,392	12,879,220
Blackstone, Inc.	57,883	6,655,966
Carlyle Group, Inc.	45,490	2,201,261
Cboe Global Markets, Inc.	731	205,462
Charles Schwab Corp.	93,126	8,751,981
CME Group, Inc.	31,770	9,383,269
Coinbase Global, Inc., Class A(1)	19,703	3,440,341
Evercore, Inc., Class A	3,355	1,001,501
Franklin Resources, Inc.	49,943	1,179,654
Goldman Sachs Group, Inc.	31,245	26,432,958
Houlihan Lokey, Inc.	2,250	323,145
Intercontinental Exchange, Inc.	41,617	6,545,522
Invesco Ltd.	76,694	1,862,897
Janus Henderson Group PLC	20,642	1,060,380
Jefferies Financial Group, Inc.	27,025	1,115,322
KKR & Co., Inc.	11,550	1,068,375
Nasdaq, Inc.	20,828	1,768,089
Northern Trust Corp.	32,009	4,467,496
PJT Partners, Inc., Class A	500	69,860
Raymond James Financial, Inc.	31,501	4,561,030
State Street Corp.	49,284	6,237,383
Stifel Financial Corp.	26,029	1,924,064
T. Rowe Price Group, Inc.	37,532	3,383,134
TPG, Inc.	7,552	305,931
Virtu Financial, Inc., Class A	14,673	645,319
		$120,205,256
Chemicals — 1.3%
Air Products and Chemicals, Inc.	3,895	$1,131,459
Axalta Coating Systems Ltd.(1)	32,142	890,333
Balchem Corp.	19	3,220
Celanese Corp.	17,662	1,161,630
Eastman Chemical Co.	20,444	1,560,286
Ecolab, Inc.	692	184,086
Element Solutions, Inc.	46,200	1,577,268
FMC Corp.	23,431	403,482
Security	Shares	Value
Chemicals (continued)
International Flavors & Fragrances, Inc.	35,675	$ 2,588,221
Linde PLC	13,029	6,459,257
Mosaic Co.	57,699	1,471,325
PPG Industries, Inc.	39,992	4,274,345
RPM International, Inc.	14,066	1,398,160
		$ 23,103,072
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc.(1)	867	$ 248,595
Republic Services, Inc.	777	170,178
Waste Management, Inc.	3,773	866,998
		$1,285,771
Communications Equipment — 0.8%
Cisco Systems, Inc.	163,297	$12,670,214
Lumentum Holdings, Inc.(1)	1,830	1,286,051
		$13,956,265
Construction & Engineering — 0.1%
AECOM	13,195	$1,119,200
Valmont Industries, Inc.	2,010	803,136
		$1,922,336
Construction Materials — 0.5%
CRH PLC	68,161	$7,165,084
Knife River Corp.(1)	2,000	163,300
Vulcan Materials Co.	4,990	1,358,777
		$8,687,161
Consumer Finance — 1.7%
Ally Financial, Inc.	53,392	$2,094,568
American Express Co.	23,756	7,185,715
Capital One Financial Corp.	74,310	13,556,373
Credit Acceptance Corp.(1)	445	188,440
FirstCash Holdings, Inc.	1,891	355,508
OneMain Holdings, Inc.	20,217	1,081,407
SLM Corp.	28,070	600,979
SoFi Technologies, Inc.(1)	79,254	1,258,554
Synchrony Financial	62,018	4,218,464
		$30,540,008
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc., Class A	62,150	$1,059,036
BJ's Wholesale Club Holdings, Inc.(1)	10,294	1,013,136
Casey's General Stores, Inc.	2,104	1,531,418
Dollar General Corp.	29,234	3,470,953
Kroger Co.	105,788	7,654,820
Maplebear, Inc.(1)	6,759	253,192
Performance Food Group Co.(1)	19,202	1,644,843
Sysco Corp.	78,477	5,597,764

2
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Target Corp.	58,522	$ 7,092,866
U.S. Foods Holding Corp.(1)	18,834	1,736,683
Walmart, Inc.	145,157	18,040,112
		$ 49,094,823
Containers & Packaging — 1.2%
Amcor PLC	91,876	$ 3,652,071
AptarGroup, Inc.	5,050	636,401
Avery Dennison Corp.	10,604	1,831,099
Ball Corp.	38,842	2,295,950
Crown Holdings, Inc.	19,476	1,952,469
Graphic Packaging Holding Co.	56,990	566,480
International Paper Co.	101,756	3,632,689
Packaging Corp. of America	14,040	2,979,569
Sealed Air Corp.	27,853	1,171,219
Silgan Holdings, Inc.	14,626	567,489
Smurfit Westrock PLC	69,395	2,765,391
		$22,050,827
Distributors — 0.2%
Genuine Parts Co.	17,531	$1,853,903
LKQ Corp.	29,817	875,725
Pool Corp.	1,829	370,062
		$3,099,690
Diversified Consumer Services — 0.1%
ADT, Inc.	92,529	$607,915
Covista, Inc.(1)	1,483	170,916
H&R Block, Inc.	5,118	162,445
Service Corp. International	15,535	1,281,793
		$2,223,069
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	33,957	$1,030,935
W.P. Carey, Inc.	39,673	2,696,177
		$3,727,112
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	782,850	$22,694,822
Comcast Corp., Class A	439,796	12,626,543
Verizon Communications, Inc.	467,490	23,467,998
		$58,789,363
Electric Utilities — 2.6%
Alliant Energy Corp.	46,922	$3,367,123
Evergy, Inc.	41,528	3,401,974
Eversource Energy	68,268	4,729,607
Exelon Corp.	156,656	7,679,277
IDACORP, Inc.	9,429	1,348,064
NextEra Energy, Inc.	140,948	13,091,250
Security	Shares	Value
Electric Utilities (continued)
NRG Energy, Inc.	24,092	$ 3,520,805
Portland General Electric Co.	19,163	1,011,231
TXNM Energy, Inc.	20,289	1,186,095
Xcel Energy, Inc.	95,908	7,618,932
		$ 46,954,358
Electrical Equipment — 0.8%
Acuity, Inc.	1,315	$ 368,489
AMETEK, Inc.	4,581	981,983
Emerson Electric Co.	54,087	7,086,479
Generac Holdings, Inc.(1)	7,239	1,413,994
Hubbell, Inc.	1,261	618,823
nVent Electric PLC	23,094	2,731,558
Regal Rexnord Corp.	6,759	1,265,691
Rockwell Automation, Inc.	1,581	567,389
		$15,034,406
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.(1)	6,337	$908,789
CDW Corp.	12,480	1,510,329
Cognex Corp.	16,699	818,084
Coherent Corp.(1)	11,913	2,837,796
Flex Ltd.(1)	50,150	3,282,819
Itron, Inc.(1)	5,319	476,742
Jabil, Inc.	135	35,860
Littelfuse, Inc.	2,074	703,812
Ralliant Corp.	5,941	247,086
TD SYNNEX Corp.	9,722	1,640,199
Teledyne Technologies, Inc.(1)	3,691	2,233,092
Vontier Corp.	15,802	560,497
Zebra Technologies Corp., Class A(1)	3,101	648,357
		$15,903,462
Energy Equipment & Services — 0.5%
Baker Hughes Co.	135,970	$8,300,968
		$8,300,968
Entertainment — 1.5%
Roku, Inc.(1)	8,037	$760,461
Take-Two Interactive Software, Inc.(1)	17,184	3,393,840
Walt Disney Co.	143,988	13,877,563
Warner Bros. Discovery, Inc.(1)	338,297	9,289,636
Warner Music Group Corp., Class A	9,495	242,502
		$27,564,002
Financial Services — 0.5%
Corebridge Financial, Inc.	27,071	$645,914
Equitable Holdings, Inc.	40,881	1,517,094
Essent Group Ltd.	14,861	868,477
Euronet Worldwide, Inc.(1)	1,307	86,746

3
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Jack Henry & Associates, Inc.	108	$ 17,068
Jackson Financial, Inc., Class A	426	45,037
MGIC Investment Corp.	38,801	1,018,526
PayPal Holdings, Inc.	86,128	3,895,569
PennyMac Financial Services, Inc.	4,520	395,048
Voya Financial, Inc.	17,086	1,167,316
		$ 9,656,795
Food Products — 1.7%
Bunge Global SA	23,076	$2,935,267
Campbell's Co.(2)	34,577	770,030
Conagra Brands, Inc.	83,540	1,313,249
Darling Ingredients, Inc.(1)	26,281	1,625,480
General Mills, Inc.	92,180	3,430,940
Hershey Co.	14,021	2,914,826
Hormel Foods Corp.	51,060	1,156,509
Ingredion, Inc.	10,469	1,179,437
J.M. Smucker Co.	9,927	957,360
Kraft Heinz Co.	148,007	3,328,677
Lamb Weston Holdings, Inc.	6,116	258,462
McCormick & Co., Inc.	33,911	1,710,471
Mondelez International, Inc., Class A	132,742	7,651,249
Pilgrim's Pride Corp.	7,195	271,683
Post Holdings, Inc.(1)	8,794	869,375
		$30,373,015
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	11,275	$979,797
UGI Corp.	40,009	1,457,128
		$2,436,925
Ground Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	11,325	$2,399,768
Knight-Swift Transportation Holdings, Inc.	25,200	1,451,016
Landstar System, Inc.	3,856	618,156
Ryder System, Inc.	6,472	1,324,883
Saia, Inc.(1)	1,194	419,428
Union Pacific Corp.	41,960	10,180,335
XPO, Inc.(1)	12,215	2,376,428
		$18,770,014
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	119,543	$12,273,480
Align Technology, Inc.(1)	200	34,286
Baxter International, Inc.	73,595	1,236,396
Becton Dickinson & Co.	21,771	3,423,054
Cooper Cos., Inc.(1)	12,771	913,126
GE HealthCare Technologies, Inc.	74,604	5,310,313
Glaukos Corp.(1)	9,128	982,720
Hologic, Inc.(1)	10,479	792,108
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	142,998	$ 12,390,777
STERIS PLC	130	28,747
Zimmer Biomet Holdings, Inc.	21,268	1,923,053
		$ 39,308,060
Health Care Providers & Services — 4.3%
Centene Corp.(1)	88,723	$ 2,904,791
Cigna Group	35,577	9,490,165
CVS Health Corp.	158,181	11,360,559
DaVita, Inc.(1)	5,374	825,930
Elevance Health, Inc.	30,621	8,964,298
Encompass Health Corp.	9,216	891,464
Ensign Group, Inc.	453	91,280
Guardant Health, Inc.(1)	3,820	352,853
HCA Healthcare, Inc.	7,750	3,667,610
Henry Schein, Inc.(1)	18,250	1,345,025
Humana, Inc.	22,118	3,835,040
Labcorp Holdings, Inc.	10,189	2,718,527
Molina Healthcare, Inc.(1)	9,558	1,274,081
Option Care Health, Inc.(1)	5,008	134,815
Quest Diagnostics, Inc.	17,841	3,496,479
UnitedHealth Group, Inc.	98,069	26,536,491
		$77,889,408
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	28,090	$1,303,938
American Healthcare REIT, Inc.	26,192	1,235,214
CareTrust REIT, Inc.	16,883	618,762
Healthcare Realty Trust, Inc.	58,815	999,267
Healthpeak Properties, Inc.	127,611	2,096,649
Omega Healthcare Investors, Inc.	54,166	2,373,554
Ventas, Inc.	28,550	2,334,819
		$10,962,203
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	115,106	$2,205,431
Ryman Hospitality Properties, Inc.	7,608	701,990
		$2,907,421
Hotels, Restaurants & Leisure — 0.6%
Aramark	36,276	$1,470,629
Brinker International, Inc.(1)	1,000	142,770
Darden Restaurants, Inc.	9,101	1,784,160
Life Time Group Holdings, Inc.(1)	7,000	188,580
Starbucks Corp.	69,736	6,247,648
Vail Resorts, Inc.(2)	5,416	694,981
Wyndham Hotels & Resorts, Inc.	7,922	643,504
		$11,172,272

4
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.9%
D.R. Horton, Inc.	42,399	$ 5,817,991
Lennar Corp., Class A	38,972	3,384,328
PulteGroup, Inc.	33,879	3,984,509
Somnigroup International, Inc.	2,460	181,843
Taylor Morrison Home Corp.(1)	17,211	1,002,369
Toll Brothers, Inc.	16,688	2,277,411
TopBuild Corp.(1)	1,563	549,082
		$ 17,197,533
Household Products — 1.2%
Church & Dwight Co., Inc.	5,190	$484,331
Clorox Co.	14,182	1,469,681
Colgate-Palmolive Co.	7,052	601,042
Kimberly-Clark Corp.	27,539	2,656,687
Procter & Gamble Co.	110,141	15,908,766
		$21,120,507
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	118,824	$1,674,230
Brookfield Renewable Corp.	8,789	350,066
Clearway Energy, Inc., Class C	11,323	444,881
		$2,469,177
Industrial REITs — 1.2%
Americold Realty Trust, Inc.	55,915	$640,786
EastGroup Properties, Inc.	6,461	1,195,867
First Industrial Realty Trust, Inc.	17,681	1,022,846
Lineage, Inc.(2)	6,271	205,438
Prologis, Inc.	110,386	14,590,821
Rexford Industrial Realty, Inc.	39,252	1,284,718
STAG Industrial, Inc.	35,669	1,286,224
Terreno Realty Corp.	17,709	1,087,687
		$21,314,387
Insurance — 4.7%
Aflac, Inc.	70,187	$7,700,216
American Financial Group, Inc.	12,097	1,544,908
American International Group, Inc.	87,823	6,608,681
Arch Capital Group Ltd.(1)	53,487	5,134,217
Assurant, Inc.	8,699	1,894,729
Axis Capital Holdings Ltd.	12,543	1,271,986
Cincinnati Financial Corp.	26,817	4,219,655
Everest Group Ltd.	6,950	2,271,608
First American Financial Corp.	17,210	1,037,591
Hanover Insurance Group, Inc.	5,567	965,040
Hartford Insurance Group, Inc.	47,422	6,412,877
Markel Group, Inc.(1)	2,198	4,207,126
Marsh & McLennan Cos., Inc.	15,898	2,757,508
MetLife, Inc.	94,447	6,679,292
Old Republic International Corp.	37,304	1,488,430
Security	Shares	Value
Insurance (continued)
Primerica, Inc.	3,036	$ 760,457
Principal Financial Group, Inc.	38,340	3,454,817
Progressive Corp.	15,346	3,042,191
Prudential Financial, Inc.	61,768	6,034,116
Reinsurance Group of America, Inc.	11,054	2,256,785
RenaissanceRe Holdings Ltd.	7,379	2,193,260
RLI Corp.	2,884	164,503
Travelers Cos., Inc.	30,308	8,840,237
Unum Group	28,345	2,070,035
W.R. Berkley Corp.	34,565	2,290,968
Willis Towers Watson PLC	1,909	554,946
		$85,856,179
Interactive Media & Services — 0.0%†
Snap, Inc., Class A(1)	107,693	$495,388
		$495,388
IT Services — 1.1%
Accenture PLC, Class A	19,467	$3,860,111
Akamai Technologies, Inc.(1)	3,557	408,522
Amdocs Ltd.	10,366	676,485
Cognizant Technology Solutions Corp., Class A	53,904	3,307,010
EPAM Systems, Inc.(1)	1,773	240,064
International Business Machines Corp.	42,653	10,338,661
Kyndryl Holdings, Inc.(1)	24,066	315,746
Twilio, Inc., Class A(1)	2,919	367,269
		$19,513,868
Leisure Products — 0.1%
Hasbro, Inc.	18,878	$1,766,981
Mattel, Inc.(1)	35,246	512,124
		$2,279,105
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	2,225	$253,606
Avantor, Inc.(1)	119,591	937,593
Bio-Rad Laboratories, Inc., Class A(1)	2,820	786,075
Charles River Laboratories International, Inc.(1)	3,707	639,458
Danaher Corp.	46,385	8,794,596
Illumina, Inc.(1)	25,577	3,152,621
IQVIA Holdings, Inc.(1)	14,208	2,423,032
Repligen Corp.(1)	4,129	486,479
Revvity, Inc.	15,259	1,336,841
Thermo Fisher Scientific, Inc.	23,557	11,578,972
		$30,389,273
Machinery — 4.0%
AGCO Corp.	3,953	$458,034
Allison Transmission Holdings, Inc.	6,518	762,997
Caterpillar, Inc.	20,537	14,549,643

5
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
CNH Industrial NV	167,802	$ 1,845,822
Cummins, Inc.	13,848	7,450,501
Deere & Co.	17,334	9,764,242
Donaldson Co., Inc.	4,908	416,542
Dover Corp.	26,576	5,539,767
ESAB Corp.	2,285	220,868
Flowserve Corp.	12,597	926,006
Fortive Corp.	13,980	772,814
Gates Industrial Corp. PLC(1)	35,947	812,762
IDEX Corp.	4,643	880,081
Illinois Tool Works, Inc.	4,855	1,263,708
ITT, Inc.	1,307	249,023
JBT Marel Corp.	5,267	673,491
Lincoln Electric Holdings, Inc.	1,066	265,519
Middleby Corp.(1)	7,237	959,482
Mueller Industries, Inc.	8,985	995,538
Nordson Corp.	3,451	918,173
Oshkosh Corp.	12,151	1,788,749
Otis Worldwide Corp.	9,598	739,814
PACCAR, Inc.	65,960	7,618,380
Parker-Hannifin Corp.	3,506	3,138,711
Pentair PLC	10,297	896,972
Snap-on, Inc.	7,679	2,789,166
Stanley Black & Decker, Inc.	29,477	2,094,636
Timken Co.	11,530	1,159,572
Toro Co.	10,220	954,957
Watts Water Technologies, Inc., Class A	42	12,192
Westinghouse Air Brake Technologies Corp.	985	246,161
Xylem, Inc.	18,132	2,166,774
		$73,331,097
Media — 0.6%
Charter Communications, Inc., Class A(1)	13,086	$2,825,006
Liberty Broadband Corp., Class C(1)	20,356	1,023,907
New York Times Co., Class A	842	70,501
Nexstar Media Group, Inc.	4,929	891,311
Omnicom Group, Inc.	50,759	3,822,660
Paramount Skydance Corp., Class B	57,567	519,254
Sirius XM Holdings, Inc.	26,370	608,620
Versant Media Group, Inc.(1)	18,610	688,942
		$10,450,201
Metals & Mining — 0.9%
Nucor Corp.	38,391	$6,491,918
Reliance, Inc.	13,900	4,224,488
Steel Dynamics, Inc.	27,586	4,965,480
		$15,681,886
Mortgage REITs — 0.2%
AGNC Investment Corp.(2)	151,605	$1,520,598
Annaly Capital Management, Inc.	32,324	683,653
Security	Shares	Value
Mortgage REITs (continued)
Rithm Capital Corp.	89,890	$ 852,157
Starwood Property Trust, Inc.	54,964	946,480
		$ 4,002,888
Multi-Utilities — 3.1%
Ameren Corp.	50,038	$ 5,500,177
CMS Energy Corp.	55,535	4,308,405
Consolidated Edison, Inc.	61,914	7,007,427
Dominion Energy, Inc.	132,042	8,162,836
DTE Energy Co.	37,642	5,504,013
NiSource, Inc.	87,024	4,060,540
Public Service Enterprise Group, Inc.	79,642	6,447,020
Sempra	94,074	9,141,171
WEC Energy Group, Inc.	55,286	6,400,460
		$56,532,049
Office REITs — 0.2%
BXP, Inc.	27,509	$1,427,717
COPT Defense Properties	21,476	657,166
Cousins Properties, Inc.	31,419	709,127
Kilroy Realty Corp.(2)	21,181	597,516
Vornado Realty Trust	31,580	820,764
		$4,212,290
Oil, Gas & Consumable Fuels — 0.4%
CNX Resources Corp.(1)	1,500	$57,825
Occidental Petroleum Corp.	123,042	7,997,730
		$8,055,555
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	7,125	$518,344
		$518,344
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	18,495	$680,246
American Airlines Group, Inc.(1)	104,740	1,124,908
Delta Air Lines, Inc.	106,170	7,058,181
Joby Aviation, Inc.(1)	37,212	307,371
		$9,170,706
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	14,844	$1,065,354
Kenvue, Inc.	42,498	732,665
		$1,798,019
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	243,854	$14,789,745
Elanco Animal Health, Inc.(1)	91,205	2,182,536
Jazz Pharmaceuticals PLC(1)	10,776	2,037,203
Merck & Co., Inc.	263,275	31,669,350

6
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	663,480	$ 18,630,518
Royalty Pharma PLC, Class A	73,097	3,506,463
		$ 72,815,815
Professional Services — 0.4%
Automatic Data Processing, Inc.	11,038	$ 2,242,701
Booz Allen Hamilton Holding Corp.	11,082	864,729
Broadridge Financial Solutions, Inc.	472	76,691
FTI Consulting, Inc.(1)	2,804	495,663
Genpact Ltd.	15,581	580,392
Parsons Corp.(1)	2,000	108,340
Paychex, Inc.	5,980	550,878
Robert Half, Inc.	16,161	410,489
Science Applications International Corp.	5,733	544,176
SS&C Technologies Holdings, Inc.	11,381	769,014
		$6,643,073
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	7,162	$970,165
Jones Lang LaSalle, Inc.(1)	8,313	2,529,812
Zillow Group, Inc., Class C(1)	25,334	1,048,321
		$4,548,298
Residential REITs — 0.9%
AvalonBay Communities, Inc.	24,096	$3,936,081
Camden Property Trust	12,206	1,192,038
Equity LifeStyle Properties, Inc.	17,403	1,086,295
Equity Residential	65,654	3,883,434
Essex Property Trust, Inc.	8,960	2,168,320
Invitation Homes, Inc.	29,754	739,387
Mid-America Apartment Communities, Inc.	17,966	2,194,008
UDR, Inc.	31,338	1,058,598
		$16,258,161
Retail REITs — 1.4%
Brixmor Property Group, Inc.	56,337	$1,622,506
Federal Realty Investment Trust	15,864	1,684,915
Kimco Realty Corp.	113,050	2,540,234
NNN REIT, Inc.	35,004	1,471,218
Phillips Edison & Co., Inc.	19,746	738,895
Realty Income Corp.	133,731	8,181,663
Regency Centers Corp.	31,476	2,381,474
Simon Property Group, Inc.	40,166	7,492,164
		$26,113,069
Semiconductors & Semiconductor Equipment — 4.5%
Allegro MicroSystems, Inc.(1)	3,750	$118,238
Analog Devices, Inc.	9,089	2,891,575
Cirrus Logic, Inc.(1)	3,430	496,047
Entegris, Inc.	10,314	1,209,213
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(1)	473,768	$ 20,907,382
Marvell Technology, Inc.	45,243	4,481,319
Microchip Technology, Inc.	47,543	3,071,753
Micron Technology, Inc.	69,783	23,575,489
MKS, Inc.	10,482	2,408,868
ON Semiconductor Corp.(1)	4,653	288,114
QUALCOMM, Inc.	65,944	8,492,268
Skyworks Solutions, Inc.	20,957	1,122,247
Teradyne, Inc.	6,219	1,843,685
Texas Instruments, Inc.	53,810	10,446,673
Universal Display Corp.	900	82,494
		$81,435,365
Software — 0.2%
ACI Worldwide, Inc.(1)	8,570	$351,456
Dolby Laboratories, Inc., Class A	3,633	218,198
Q2 Holdings, Inc.(1)	2,091	98,904
Roper Technologies, Inc.	2,073	733,552
Trimble, Inc.(1)	29,411	1,918,479
Varonis Systems, Inc.(1)	5,374	115,380
		$3,435,969
Specialized REITs — 1.6%
American Tower Corp.	25,135	$4,337,798
Crown Castle, Inc.	23,441	1,905,988
CubeSmart	38,273	1,402,705
Digital Realty Trust, Inc.	37,560	6,768,688
Equinix, Inc.	1,275	1,249,806
Extra Space Storage, Inc.	33,548	4,399,149
Lamar Advertising Co., Class A	10,643	1,348,042
National Storage Affiliates Trust	7,771	293,278
Public Storage	14,067	3,810,469
SBA Communications Corp.	3,339	574,675
Weyerhaeuser Co.	93,418	2,282,202
		$28,372,800
Specialty Retail — 1.9%
AutoNation, Inc.(1)	3,905	$762,490
Bath & Body Works, Inc.	29,490	550,578
Best Buy Co., Inc.	25,130	1,613,346
Boot Barn Holdings, Inc.(1)	1,000	146,360
Burlington Stores, Inc.(1)	1,906	620,174
CarMax, Inc.(1)	16,790	698,128
Carvana Co.(1)	816	256,534
Dick's Sporting Goods, Inc.	8,099	1,605,951
Five Below, Inc.(1)	3,786	865,025
Floor & Decor Holdings, Inc., Class A(1)	7,197	365,608
GameStop Corp., Class A(1)	22,991	529,713
Gap, Inc.	34,165	826,793
Group 1 Automotive, Inc.	1,694	560,087
Home Depot, Inc.	32,033	10,535,333

7
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Lithia Motors, Inc., Class A	2,946	$ 735,675
Lowe's Cos., Inc.	35,217	8,321,073
Penske Automotive Group, Inc.	2,304	344,494
Ross Stores, Inc.	8,689	1,882,298
Tractor Supply Co.	25,161	1,139,793
Urban Outfitters, Inc.(1)	6,362	403,033
Wayfair, Inc., Class A(1)	12,979	976,151
Williams-Sonoma, Inc.	686	125,079
		$33,863,716
Technology Hardware, Storage & Peripherals — 2.6%
Dell Technologies, Inc., Class C	22,110	$3,628,914
Hewlett Packard Enterprise Co.	190,601	4,538,210
HP, Inc.	134,516	2,584,053
NetApp, Inc.	17,862	1,828,890
Sandisk Corp.(1)	18,044	11,464,075
Seagate Technology Holdings PLC	28,220	11,055,467
Western Digital Corp.	43,041	11,642,160
		$46,741,769
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.(1)	5,548	$460,595
NIKE, Inc., Class B	106,409	5,620,523
Ralph Lauren Corp.	1,037	356,718
Tapestry, Inc.	7,571	1,068,344
VF Corp.	43,075	731,844
		$8,238,024
Trading Companies & Distributors — 0.6%
Air Lease Corp.	19,687	$1,278,474
Applied Industrial Technologies, Inc.	1,422	377,285
Core & Main, Inc., Class A(1)	9,233	456,110
Ferguson Enterprises, Inc.	9,026	2,105,405
GATX Corp.	5,420	925,411
QXO, Inc.(1)	62,150	1,206,953
SiteOne Landscape Supply, Inc.(1)	2,131	283,657
United Rentals, Inc.	1,132	824,730
Watsco, Inc.	3,665	1,333,290
WESCO International, Inc.	6,385	1,747,064
		$10,538,379
Water Utilities — 0.3%
American Water Works Co., Inc.	29,649	$4,034,933
Essential Utilities, Inc.	52,138	2,099,597
		$6,134,530
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	21,185	$ 4,449,485
		$ 4,449,485
Total Common Stocks (identified cost $1,354,787,144)		$1,815,824,816

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(2)(3)	4,878	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.2%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	2,459,868	$ 2,459,868
Total Affiliated Fund (identified cost $2,459,868)		$ 2,459,868
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(5)	602,976	$ 602,976
Total Securities Lending Collateral (identified cost $602,976)		$ 602,976
Total Short-Term Investments (identified cost $3,062,844)		$ 3,062,844
Total Investments — 100.0% (identified cost $1,357,849,988)		$1,818,887,660
Other Assets, Less Liabilities — 0.0%†		$ 735,854
Net Assets — 100.0%		$1,819,623,514

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $3,548,415.

8
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts
9
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,355,390,120) - including $3,548,415 of securities on loan	$1,816,427,792
Investments in securities of affiliated issuers, at value (identified cost $2,459,868)	2,459,868
Cash	37
Receivable for capital shares sold	1,044,523
Dividends receivable	2,369,402
Dividends receivable - affiliated	6,209
Securities lending income receivable	1,110
Receivable from affiliates	290,548
Directors' deferred compensation plan	162,269
Total assets	$1,822,761,758
Liabilities
Payable for capital shares redeemed	$1,441,481
Deposits for securities loaned	602,976
Payable to affiliates:
Investment advisory fee	187,844
Administrative fee	188,097
Distribution and service fees	33,609
Sub-transfer agency fee	11,962
Directors' deferred compensation plan	162,269
Payable for accounting fees	248,582
Payable for transfer agency fees and expenses	186,239
Accrued expenses	75,185
Total liabilities	$3,138,244
Net Assets	$1,819,623,514
Sources of Net Assets
Paid-in capital	$1,338,450,373
Distributable earnings	481,173,141
Net Assets	$1,819,623,514
Class A Shares
Net Assets	$156,791,629
Shares Outstanding	4,588,359
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.17
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$35.87
Class I Shares
Net Assets	$1,515,893,351
Shares Outstanding	43,975,342
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.47
10
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$146,938,534
Shares Outstanding	4,273,109
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $2,616)	$22,928,817
Dividend income - affiliated issuers	57,459
Securities lending income, net	12,905
Total investment income	$22,999,181
Expenses
Investment advisory fee	$1,129,909
Administrative fee	1,129,909
Distribution and service fees:
Class A	191,472
Directors' fees and expenses	53,163
Custodian fees	15,295
Transfer agency fees and expenses	770,998
Accounting fees	189,814
Professional fees	47,836
Registration fees	37,966
Reports to shareholders	35,925
Miscellaneous	64,579
Total expenses	$3,666,866
Waiver and/or reimbursement of expenses by affiliates	$(1,234,955)
Net expenses	$2,431,911
Net investment income	$20,567,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$32,979,944
Net realized gain	$32,979,944
Change in unrealized appreciation (depreciation):
Investment securities	$28,476,852
Net change in unrealized appreciation (depreciation)	$28,476,852
Net realized and unrealized gain	$61,456,796
Net increase in net assets from operations	$82,024,066
12
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$20,567,270	$40,440,462
Net realized gain	32,979,944	142,108,267
Net change in unrealized appreciation (depreciation)	28,476,852	10,015,992
Net increase in net assets from operations	$82,024,066	$192,564,721
Distributions to shareholders:
Class A	$(12,676,007)	$(6,389,501)
Class I	(134,910,005)	(91,201,712)
Class R6	(13,013,750)	(8,161,277)
Total distributions to shareholders	$(160,599,762)	$(105,752,490)
Capital share transactions:
Class A	$17,364,585	$25,752,560
Class I	(3,627,264)	(104,886,647)
Class R6	724,747	(4,654,763)
Net increase (decrease) in net assets from capital share transactions	$14,462,068	$(83,788,850)
Net increase (decrease) in net assets	$(64,113,628)	$3,023,381
Net Assets
At beginning of period	$1,883,737,142	$1,880,713,761
At end of period	$1,819,623,514	$1,883,737,142
13
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$35.74	$34.16	$26.88	$24.86	$30.72	$23.00
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.67	$0.61	$0.58	$0.51	$0.46
Net realized and unrealized gain (loss)	1.15	2.86	7.21	1.94	(5.11)	7.69
Total income (loss) from operations	$1.50	$3.53	$7.82	$2.52	$(4.60)	$8.15
Less Distributions
From net investment income	$(0.66)	$(0.63)	$(0.54)	$(0.50)	$(0.38)	$(0.33)
From net realized gain	(2.41)	(1.32)	—	—	(0.88)	(0.10)
Total distributions	$(3.07)	$(1.95)	$(0.54)	$(0.50)	$(1.26)	$(0.43)
Net asset value — End of period	$34.17	$35.74	$34.16	$26.88	$24.86	$30.72
Total Return(2)	4.16%(3)	10.79%	29.37%	10.13%	(15.75)%	35.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$156,792	$146,208	$112,280	$91,071	$90,131	$87,085
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.63%(5)	0.62%	0.62%	0.63%	0.61%	0.61%
Net expenses	0.49%(5)(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%
Net investment income	1.96%(5)	2.01%	2.01%	2.10%	1.73%	1.59%
Portfolio Turnover	6%(3)	27%	33%	31%	34%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$36.05	$34.43	$27.10	$25.04	$30.92	$23.16
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.76	$0.69	$0.66	$0.59	$0.54
Net realized and unrealized gain (loss)	1.17	2.88	7.26	1.96	(5.14)	7.72
Total income (loss) from operations	$1.56	$3.64	$7.95	$2.62	$(4.55)	$8.26
Less Distributions
From net investment income	$(0.73)	$(0.70)	$(0.62)	$(0.56)	$(0.45)	$(0.40)
From net realized gain	(2.41)	(1.32)	—	—	(0.88)	(0.10)
Total distributions	$(3.14)	$(2.02)	$(0.62)	$(0.56)	$(1.33)	$(0.50)
Net asset value — End of period	$34.47	$36.05	$34.43	$27.10	$25.04	$30.92
Total Return(2)	4.30%(3)	11.07%	29.70%	10.41%	(15.52)%	36.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,515,893	$1,585,121	$1,618,939	$1,412,587	$1,492,096	$1,524,045
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.38%(5)	0.37%	0.37%	0.38%	0.36%	0.36%
Net expenses	0.24%(5)(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%
Net investment income	2.20%(5)	2.26%	2.26%	2.36%	1.98%	1.83%
Portfolio Turnover	6%(3)	27%	33%	31%	34%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$35.99	$34.39	$27.07	$25.05	$31.03
Income (Loss) From Operations
Net investment income(2)	$0.40	$0.78	$0.70	$0.66	$0.41
Net realized and unrealized gain (loss)	1.17	2.87	7.26	1.97	(6.39)
Total income (loss) from operations	$1.57	$3.65	$7.96	$2.63	$(5.98)
Less Distributions
From net investment income	$(0.76)	$(0.73)	$(0.64)	$(0.61)	$ —
From net realized gain	(2.41)	(1.32)	—	—	—
Total distributions	$(3.17)	$(2.05)	$(0.64)	$(0.61)	$ —
Net asset value — End of period	$34.39	$35.99	$34.39	$27.07	$25.05
Total Return(3)	4.33%(4)	11.11%	29.79%	10.44%	(19.27)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$146,939	$152,408	$149,495	$122,021	$28,633
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.29%(6)	0.29%	0.32%	0.33%	0.31%(6)
Net expenses	0.19%(6)(7)	0.19%(7)	0.19%(7)	0.19%(7)	0.19%(6)(7)
Net investment income	2.25%(6)	2.31%	2.31%	2.37%	2.21%(6)
Portfolio Turnover	6%(4)	27%	33%	31%	34%(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$1,815,824,816(2)	$ —	$ —	$1,815,824,816
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	2,459,868	—	—	2,459,868
Securities Lending Collateral	602,976	—	—	602,976
Total Investments	$1,818,887,660	$ —	$0	$1,818,887,660

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Translation— Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
18

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $1,129,909.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $2,454 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.19% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $1,232,501.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $1,129,909.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $191,472 for Class A shares.
The Fund was informed that EVD received $5,747 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $20,696 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $108,914,835 and $236,138,865, respectively.
19

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,384,216,200
Gross unrealized appreciation	$551,697,970
Gross unrealized depreciation	(117,026,510)
Net unrealized appreciation	$434,671,460
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $3,548,415 and the total value of collateral received was $3,562,521, comprised of cash of $602,976 and U.S. government and/or agencies securities of $2,959,545.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$602,976	$ —	$ —	$ —	$602,976
Miscellaneous	0	—	—	—	0
Total	$602,976	$ —	$ —	$ —	$602,976
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
20

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,459,868, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,910,873	$147,757,370	$(151,208,375)	$ —	$ —	$2,459,868	$57,459	2,459,868
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	665,264	$23,475,072	1,542,585	$50,199,846
Reinvestment of distributions	338,577	11,623,361	178,236	5,894,279
Shares redeemed	(506,913)	(17,733,848)	(916,360)	(30,341,565)
Net increase	496,928	$17,364,585	804,461	$25,752,560
Class I
Shares sold	4,841,720	$171,813,992	7,621,012	$254,452,245
Reinvestment of distributions	2,935,115	101,554,974	2,070,313	68,920,718
Shares redeemed	(7,772,600)	(276,996,230)	(12,737,565)	(428,259,610)
Net increase (decrease)	4,235	$(3,627,264)	(3,046,240)	$(104,886,647)
Class R6
Shares sold	334,520	$11,969,479	760,957	$25,169,470
Reinvestment of distributions	336,485	11,612,089	223,938	7,439,224
Shares redeemed	(632,987)	(22,856,821)	(1,097,209)	(37,263,457)
Net increase (decrease)	38,018	$724,747	(112,314)	$(4,654,763)
21

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CFJAX-NCSR 3.31.26

Calvert
US Mid-Cap Core Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
US Mid-Cap Core Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.6%
ATI, Inc.(1)	6,772	$ 985,055
Carpenter Technology Corp.	2,630	1,036,615
Curtiss-Wright Corp.	1,669	1,136,789
FTAI Aviation Ltd.	4,513	1,105,685
HEICO Corp.	4,566	1,251,997
Loar Holdings, Inc.(1)	1,370	78,487
Moog, Inc., Class A	1,179	345,023
Woodward, Inc.	2,721	973,900
		$6,913,551
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	5,865	$974,000
Expeditors International of Washington, Inc.	6,372	912,662
GXO Logistics, Inc.(1)	6,359	329,714
		$2,216,376
Automobile Components — 0.5%
Aptiv PLC(1)	10,213	$709,191
Autoliv, Inc.	3,755	394,876
BorgWarner, Inc.	10,152	550,847
Lear Corp.	2,672	323,526
		$1,978,440
Automobiles — 1.2%
Ford Motor Co.	158,025	$1,823,609
General Motors Co.	35,539	2,647,655
Rivian Automotive, Inc., Class A(1)	40,667	612,038
		$5,083,302
Banks — 3.9%
Bank OZK	4,427	$203,155
BOK Financial Corp.(2)	715	91,563
Citizens Financial Group, Inc.	16,401	983,568
Columbia Banking System, Inc.	11,616	318,627
Commerce Bancshares, Inc.	5,443	267,796
Cullen/Frost Bankers, Inc.	2,509	343,934
East West Bancorp, Inc.	5,252	560,703
F.N.B. Corp.	13,230	221,206
Fifth Third Bancorp	36,049	1,674,836
First Citizens Bancshares, Inc., Class A	342	644,554
First Financial Bankshares, Inc.	4,841	142,567
First Horizon Corp.	19,661	447,484
Flagstar Bank NA	10,699	140,906
Glacier Bancorp, Inc.	5,104	227,996
Hancock Whitney Corp.	3,086	196,239
Home BancShares, Inc.	7,588	204,345
Huntington Bancshares, Inc.	80,292	1,256,570
KeyCorp	37,266	747,183
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	6,087	$ 1,258,305
Old National Bancorp	13,763	304,162
Pinnacle Financial Partners, Inc.	5,830	502,196
Popular, Inc.	2,546	341,597
Regions Financial Corp.	33,672	879,513
SouthState Bank Corp.	3,764	348,245
Truist Financial Corp.	49,967	2,296,983
UMB Financial Corp.	2,938	331,377
United Bankshares, Inc.	5,112	211,739
Valley National Bancorp	17,979	220,782
Webster Financial Corp.	6,030	418,602
Western Alliance Bancorp	3,935	278,795
Wintrust Financial Corp.	2,577	358,048
Zions Bancorp NA	5,372	309,535
		$16,733,111
Beverages — 0.7%
Celsius Holdings, Inc.(1)	7,181	$254,782
Coca-Cola Consolidated, Inc.	2,530	485,102
Keurig Dr. Pepper, Inc.	57,089	1,503,153
Molson Coors Beverage Co., Class B	6,832	294,186
Primo Brands Corp., Class A	11,979	225,565
		$2,762,788
Biotechnology — 2.9%
Alkermes PLC(1)	6,245	$220,823
Alnylam Pharmaceuticals, Inc.(1)	5,601	1,853,203
Biogen, Inc.(1)	6,183	1,133,529
BioMarin Pharmaceutical, Inc.(1)	7,646	431,923
Exelixis, Inc.(1)	11,484	492,549
Halozyme Therapeutics, Inc.(1)	5,229	337,950
Incyte Corp.(1)	6,758	636,063
Insmed, Inc.(1)	9,213	1,506,510
Ionis Pharmaceuticals, Inc.(1)	6,669	500,775
Madrigal Pharmaceuticals, Inc.(1)	773	404,642
Moderna, Inc.(1)	15,631	794,055
Natera, Inc.(1)	5,834	1,166,742
Neurocrine Biosciences, Inc.(1)	4,159	547,907
Revolution Medicines, Inc.(1)	7,537	732,973
Roivant Sciences Ltd.(1)	16,715	463,005
United Therapeutics Corp.(1)	1,835	1,088,118
		$12,310,767
Broadline Retail — 0.5%
eBay, Inc.	18,078	$1,645,460
Etsy, Inc.(1)	3,892	194,522
Ollie's Bargain Outlet Holdings, Inc.(1)	2,228	205,065
		$2,045,047

1
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products — 1.5%
A.O. Smith Corp.	4,740	$ 312,556
AAON, Inc.(2)	3,017	249,657
Advanced Drainage Systems, Inc.	3,193	437,856
Allegion PLC	3,718	540,188
Armstrong World Industries, Inc.	1,788	294,662
Builders FirstSource, Inc.(1)	4,193	345,210
Carlisle Cos., Inc.	2,260	753,981
CSW Industrials, Inc.	691	180,061
Fortune Brands Innovations, Inc.	4,697	183,042
Lennox International, Inc.	1,376	638,643
Masco Corp.	8,500	513,145
Modine Manufacturing Co.(1)	2,617	567,130
Owens Corning	5,614	607,547
Simpson Manufacturing Co., Inc.	1,794	307,886
Trex Co., Inc.(1)	4,626	168,479
UFP Industries, Inc.	2,350	216,482
Zurn Elkay Water Solutions Corp., Class C	5,619	251,956
		$6,568,481
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	1,136	$314,331
Ameriprise Financial, Inc.	3,627	1,611,839
Blue Owl Capital, Inc.	24,691	225,429
Carlyle Group, Inc.	10,008	484,287
Cboe Global Markets, Inc.	4,188	1,177,121
Evercore, Inc., Class A	1,399	417,615
FactSet Research Systems, Inc.	2,042	443,094
Franklin Resources, Inc.	12,788	302,053
Hamilton Lane, Inc., Class A	2,229	221,563
Houlihan Lokey, Inc.	2,175	312,374
Invesco Ltd.	17,977	436,661
Janus Henderson Group PLC	5,231	268,716
Jefferies Financial Group, Inc.	6,705	276,715
LPL Financial Holdings, Inc.	3,216	967,469
MarketAxess Holdings, Inc.	2,017	332,765
Morningstar, Inc.	1,356	229,232
MSCI, Inc.	3,058	1,648,293
Nasdaq, Inc.	17,643	1,497,714
Northern Trust Corp.	7,271	1,014,813
PJT Partners, Inc., Class A	772	107,864
Raymond James Financial, Inc.	6,900	999,051
SEI Investments Co.	4,191	328,868
State Street Corp.	10,868	1,375,454
Stifel Financial Corp.	5,899	436,054
T. Rowe Price Group, Inc.	8,572	772,680
TPG, Inc.	4,834	195,825
Tradeweb Markets, Inc., Class A	4,737	557,355
Virtu Financial, Inc., Class A	3,665	161,187
		$17,116,422
Security	Shares	Value
Chemicals — 1.1%
Axalta Coating Systems Ltd.(1)	9,511	$ 263,455
Balchem Corp.	1,385	234,730
Celanese Corp.	4,835	317,998
Eastman Chemical Co.	4,809	367,023
Element Solutions, Inc.	10,481	357,821
FMC Corp.	6,005	103,406
International Flavors & Fragrances, Inc.	11,495	833,962
Mosaic Co.	14,014	357,357
PPG Industries, Inc.	10,279	1,098,619
RPM International, Inc.	5,619	558,529
		$4,492,900
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A(1)	2,646	$209,933
Clean Harbors, Inc.(1)	2,233	640,268
Copart, Inc.(1)	40,019	1,328,631
MSA Safety, Inc.	1,664	272,813
Tetra Tech, Inc.	12,259	369,241
Veralto Corp.	11,171	987,740
		$3,808,626
Communications Equipment — 1.2%
Ciena Corp.(1)	5,799	$2,251,346
F5, Inc.(1)	2,619	757,755
Lumentum Holdings, Inc.(1)	2,868	2,015,516
		$5,024,617
Construction & Engineering — 2.3%
AECOM	6,111	$518,335
Comfort Systems USA, Inc.	1,441	1,987,125
Dycom Industries, Inc.(1)	1,323	448,259
EMCOR Group, Inc.	2,021	1,492,124
IES Holdings, Inc.(1)(2)	411	195,829
MasTec, Inc.(1)	2,802	901,515
Quanta Services, Inc.	5,726	3,143,689
Sterling Infrastructure, Inc.(1)	1,344	547,371
Valmont Industries, Inc.	842	336,438
WillScot Holdings Corp.	8,556	148,532
		$9,719,217
Construction Materials — 0.5%
Knife River Corp.(1)	6,116	$499,372
Vulcan Materials Co.	5,674	1,545,030
		$2,044,402
Consumer Finance — 0.7%
Ally Financial, Inc.	11,940	$468,406
Credit Acceptance Corp.(1)	196	82,998
FirstCash Holdings, Inc.	1,427	268,276
OneMain Holdings, Inc.	4,592	245,626

2
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
SLM Corp.	7,281	$ 155,886
SoFi Technologies, Inc.(1)	51,320	814,962
Synchrony Financial	14,025	953,981
		$ 2,990,135
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc., Class A	16,888	$ 287,772
BJ's Wholesale Club Holdings, Inc.(1)	5,365	528,023
Casey's General Stores, Inc.	1,602	1,166,032
Dollar General Corp.	8,691	1,031,882
Dollar Tree, Inc.(1)	7,984	874,328
Kroger Co.	26,702	1,932,157
Maplebear, Inc.(1)	8,757	328,037
Performance Food Group Co.(1)	6,485	555,505
Sprouts Farmers Market, Inc.(1)	3,971	306,283
Sysco Corp.	20,282	1,446,715
Target Corp.	17,925	2,172,510
U.S. Foods Holding Corp.(1)	9,701	894,529
		$11,523,773
Containers & Packaging — 1.4%
Amcor PLC	20,448	$812,808
AptarGroup, Inc.	3,064	386,125
Avery Dennison Corp.	3,398	586,767
Ball Corp.	12,269	725,221
Crown Holdings, Inc.	4,916	492,829
Graphic Packaging Holding Co.	13,437	133,564
International Paper Co.	23,286	831,310
Packaging Corp. of America	3,817	810,044
Sealed Air Corp.	6,842	287,706
Silgan Holdings, Inc.	4,003	155,316
Smurfit Westrock PLC	23,305	928,704
		$6,150,394
Distributors — 0.3%
Genuine Parts Co.	5,633	$595,690
LKQ Corp.	10,146	297,988
Pool Corp.	1,509	305,316
		$1,198,994
Diversified Consumer Services — 0.4%
ADT, Inc.	29,828	$195,970
Bright Horizons Family Solutions, Inc.(1)	3,121	256,328
Covista, Inc.(1)	2,046	235,802
Duolingo, Inc.(1)	2,044	201,477
H&R Block, Inc.	6,380	202,501
Service Corp. International	7,138	588,956
Stride, Inc.(1)	2,069	182,424
		$1,863,458
Security	Shares	Value
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	10,080	$ 306,029
W.P. Carey, Inc.	9,773	664,173
		$ 970,202
Electric Utilities — 2.2%
Alliant Energy Corp.	11,915	$ 855,020
Evergy, Inc.	10,553	864,502
Eversource Energy	17,254	1,195,357
Exelon Corp.	42,442	2,080,507
IDACORP, Inc.	2,330	333,120
NRG Energy, Inc.	8,995	1,314,529
Portland General Electric Co.	5,452	287,702
TXNM Energy, Inc.	5,133	300,075
Xcel Energy, Inc.	25,735	2,044,389
		$9,275,201
Electrical Equipment — 2.7%
Acuity, Inc.	1,295	$362,885
AMETEK, Inc.	9,485	2,033,205
Generac Holdings, Inc.(1)	2,663	520,164
Hubbell, Inc.	2,385	1,170,415
Nextpower, Inc., Class A(1)	6,692	806,721
nVent Electric PLC	7,340	868,175
Regal Rexnord Corp.	3,045	570,207
Rockwell Automation, Inc.	4,654	1,670,227
Vertiv Holdings Co., Class A	14,335	3,592,064
		$11,594,063
Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics, Inc.(1)	2,063	$295,855
Badger Meter, Inc.	1,303	198,512
CDW Corp.	5,811	703,247
Cognex Corp.	7,815	382,857
Coherent Corp.(1)	6,683	1,591,957
Corning, Inc.	29,517	4,013,427
Flex Ltd.(1)	16,358	1,070,795
Itron, Inc.(1)	1,712	153,447
Jabil, Inc.	4,615	1,225,882
Keysight Technologies, Inc.(1)	6,997	1,975,743
Littelfuse, Inc.	1,124	381,429
Ralliant Corp.	4,746	197,386
TD SYNNEX Corp.	3,010	507,817
TE Connectivity PLC	11,502	2,404,148
Teledyne Technologies, Inc.(1)	2,048	1,239,061
Vontier Corp.	6,590	233,747
Zebra Technologies Corp., Class A(1)	2,248	470,012
		$17,045,322

3
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services — 0.6%
Baker Hughes Co.	39,382	$ 2,404,271
		$ 2,404,271
Entertainment — 1.8%
Electronic Arts, Inc.	9,525	$ 1,941,862
Liberty Media Corp.-Liberty Formula One, Class A(1)	12,542	979,279
Roku, Inc.(1)	6,101	577,277
Take-Two Interactive Software, Inc.(1)	7,590	1,499,025
Warner Bros. Discovery, Inc.(1)	96,840	2,659,226
Warner Music Group Corp., Class A	7,137	182,279
		$7,838,948
Financial Services — 1.3%
Affirm Holdings, Inc.(1)	12,454	$570,642
Corebridge Financial, Inc.	10,550	251,723
Corpay, Inc.(1)	3,012	876,462
Equitable Holdings, Inc.	11,139	413,368
Essent Group Ltd.	3,883	226,923
Euronet Worldwide, Inc.(1)	2,009	133,337
Fidelity National Information Services, Inc.	22,466	1,053,880
Jack Henry & Associates, Inc.	3,230	510,469
Jackson Financial, Inc., Class A	2,587	273,498
MGIC Investment Corp.	8,642	226,852
PennyMac Financial Services, Inc.	1,162	101,559
Shift4 Payments, Inc., Class A(1)	2,686	117,459
Toast, Inc., Class A(1)	21,861	579,535
Voya Financial, Inc.	3,461	236,456
		$5,572,163
Food Products — 1.6%
Bunge Global SA	5,962	$758,366
Campbell's Co.(2)	7,631	169,942
Conagra Brands, Inc.	19,546	307,263
Darling Ingredients, Inc.(1)	7,226	446,928
General Mills, Inc.	23,499	874,633
Hershey Co.	6,373	1,324,883
Hormel Foods Corp.	12,829	290,577
Ingredion, Inc.	2,795	314,885
J.M. Smucker Co.	4,774	460,404
Kraft Heinz Co.	36,377	818,119
Lamb Weston Holdings, Inc.	5,683	240,163
McCormick & Co., Inc.	11,402	575,117
Pilgrim's Pride Corp.	2,014	76,049
Post Holdings, Inc.(1)	1,981	195,842
		$6,853,171
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	2,823	$245,318
UGI Corp.	9,528	347,010
		$592,328
Security	Shares	Value
Ground Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	3,626	$ 768,349
Knight-Swift Transportation Holdings, Inc.	7,955	458,049
Landstar System, Inc.	1,609	257,939
Lyft, Inc., Class A(1)	17,010	226,233
Old Dominion Freight Line, Inc.	8,016	1,566,326
Ryder System, Inc.	1,791	366,636
Saia, Inc.(1)	1,227	431,021
XPO, Inc.(1)	5,455	1,061,270
		$5,135,823
Health Care Equipment & Supplies — 3.7%
Align Technology, Inc.(1)	2,922	$500,919
Baxter International, Inc.	21,431	360,041
Becton Dickinson & Co.	11,823	1,858,930
Cooper Cos., Inc.(1)	8,596	614,614
DexCom, Inc.(1)	15,982	1,003,670
Edwards Lifesciences Corp.(1)	23,868	1,911,349
GE HealthCare Technologies, Inc.	19,552	1,391,711
Glaukos Corp.(1)	2,200	236,852
Globus Medical, Inc., Class A(1)	4,587	395,216
Hologic, Inc.(1)	9,625	727,554
IDEXX Laboratories, Inc.(1)	3,259	1,831,200
Insulet Corp.(1)	2,905	609,585
Masimo Corp.(1)	2,163	384,733
Merit Medical Systems, Inc.(1)	2,484	171,222
Penumbra, Inc.(1)	1,587	521,123
ResMed, Inc.	6,268	1,407,041
STERIS PLC	4,199	928,525
Teleflex, Inc.	1,958	234,196
Zimmer Biomet Holdings, Inc.	8,296	750,124
		$15,838,605
Health Care Providers & Services — 1.5%
Centene Corp.(1)	20,506	$671,366
Chemed Corp.	608	229,666
CorVel Corp.(1)	1,302	71,154
DaVita, Inc.(1)	1,714	263,425
Encompass Health Corp.	4,425	428,030
Ensign Group, Inc.	2,472	498,108
Guardant Health, Inc.(1)	5,577	515,148
HealthEquity, Inc.(1)	3,899	325,839
Henry Schein, Inc.(1)	3,971	292,663
Humana, Inc.	5,164	895,386
Labcorp Holdings, Inc.	3,487	930,367
Molina Healthcare, Inc.(1)	2,047	272,865
Option Care Health, Inc.(1)	7,184	193,393
Quest Diagnostics, Inc.	4,776	936,001
		$6,523,411

4
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	7,761	$ 360,266
American Healthcare REIT, Inc.	8,285	390,720
CareTrust REIT, Inc.	9,735	356,788
Healthcare Realty Trust, Inc.	15,536	263,957
Healthpeak Properties, Inc.	31,417	516,181
Omega Healthcare Investors, Inc.	13,798	604,628
		$ 2,492,540
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	6,623	$1,163,396
Waystar Holding Corp.(1)	4,499	108,471
		$1,271,867
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	30,357	$581,640
Ryman Hospitality Properties, Inc.	2,768	255,403
		$837,043
Hotels, Restaurants & Leisure — 1.6%
Aramark	11,935	$483,845
Brinker International, Inc.(1)	1,831	261,412
Cava Group, Inc.(1)	4,578	370,360
Choice Hotels International, Inc.	1,344	139,104
Darden Restaurants, Inc.	5,175	1,014,507
Domino's Pizza, Inc.	1,473	528,498
Hyatt Hotels Corp., Class A	2,151	309,292
Life Time Group Holdings, Inc.(1)	8,021	216,086
Planet Fitness, Inc., Class A(1)	4,319	321,247
Shake Shack, Inc., Class A(1)	1,868	165,262
Texas Roadhouse, Inc.	2,762	456,117
Vail Resorts, Inc.(2)	2,014	258,436
Wingstop, Inc.	1,220	189,063
Wyndham Hotels & Resorts, Inc.	3,739	303,719
Yum! Brands, Inc.	11,700	1,819,116
		$6,836,064
Household Durables — 1.4%
D.R. Horton, Inc.	11,016	$1,511,616
Lennar Corp., Class A	10,207	886,376
NVR, Inc.(1)	121	797,369
PulteGroup, Inc.	8,828	1,038,261
Somnigroup International, Inc.	7,345	542,942
Taylor Morrison Home Corp.(1)	4,228	246,239
Toll Brothers, Inc.	4,407	601,423
TopBuild Corp.(1)	1,247	438,071
		$6,062,297
Household Products — 0.6%
Church & Dwight Co., Inc.	9,709	$906,044
Clorox Co.	4,984	516,492
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	13,331	$ 1,286,041
		$ 2,708,577
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	32,652	$ 460,067
Brookfield Renewable Corp.	6,311	251,367
Clearway Energy, Inc., Class C	4,952	194,564
		$ 905,998
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	12,906	$147,903
EastGroup Properties, Inc.	2,307	427,003
First Industrial Realty Trust, Inc.	5,650	326,852
Lineage, Inc.(2)	3,105	101,720
Rexford Industrial Realty, Inc.	10,863	355,546
STAG Industrial, Inc.	8,890	320,573
Terreno Realty Corp.	4,496	276,144
		$1,955,741
Insurance — 3.8%
American Financial Group, Inc.	2,740	$349,925
American International Group, Inc.	21,070	1,585,517
Arch Capital Group Ltd.(1)	13,711	1,316,119
Assurant, Inc.	1,945	423,640
Axis Capital Holdings Ltd.	3,224	326,946
Brown & Brown, Inc.	14,932	973,716
Cincinnati Financial Corp.	6,108	961,094
Everest Group Ltd.	1,684	550,415
First American Financial Corp.	5,306	319,899
Hanover Insurance Group, Inc.	1,461	253,264
Hartford Insurance Group, Inc.	10,863	1,469,003
Kinsale Capital Group, Inc.	907	309,886
Markel Group, Inc.(1)	483	924,496
Old Republic International Corp.	9,491	378,691
Primerica, Inc.	1,289	322,869
Principal Financial Group, Inc.	8,746	788,102
Prudential Financial, Inc.	13,666	1,335,031
Reinsurance Group of America, Inc.	2,643	539,595
RenaissanceRe Holdings Ltd.	1,665	494,888
RLI Corp.	3,250	185,380
Ryan Specialty Holdings, Inc.	4,259	143,699
Unum Group	6,297	459,870
W.R. Berkley Corp.	11,507	762,684
Willis Towers Watson PLC	3,734	1,085,474
		$16,260,203
Interactive Media & Services — 0.4%
Pinterest, Inc., Class A(1)	26,580	$487,477
Reddit, Inc., Class A(1)	6,002	808,170

5
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Snap, Inc., Class A(1)	52,717	$ 242,498
		$ 1,538,145
IT Services — 1.6%
Akamai Technologies, Inc.(1)	6,380	$ 732,743
Amdocs Ltd.	5,216	340,396
Cognizant Technology Solutions Corp., Class A	21,368	1,310,927
EPAM Systems, Inc.(1)	2,340	316,836
Gartner, Inc.(1)	3,777	598,050
GoDaddy, Inc., Class A(1)	5,935	490,646
Kyndryl Holdings, Inc.(1)	10,506	137,839
MongoDB, Inc.(1)	3,514	860,122
Twilio, Inc., Class A(1)	6,613	832,048
VeriSign, Inc.	4,141	1,028,459
		$6,648,066
Leisure Products — 0.2%
Hasbro, Inc.	5,401	$505,533
Mattel, Inc.(1)	12,375	179,809
		$685,342
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	12,238	$1,394,887
Avantor, Inc.(1)	28,803	225,816
Bio-Rad Laboratories, Inc., Class A(1)	803	223,836
Bio-Techne Corp.	6,194	323,698
Bruker Corp.	4,992	180,311
Charles River Laboratories International, Inc.(1)	2,115	364,838
Illumina, Inc.(1)	6,323	779,373
IQVIA Holdings, Inc.(1)	7,057	1,203,501
Medpace Holdings, Inc.(1)	977	469,146
Mettler-Toledo International, Inc.(1)	865	1,090,938
Repligen Corp.(1)	2,132	251,192
Revvity, Inc.	4,907	429,902
Waters Corp.(1)	4,255	1,267,139
West Pharmaceutical Services, Inc.	2,959	741,644
		$8,946,221
Machinery — 6.0%
AGCO Corp.	2,803	$324,784
Allison Transmission Holdings, Inc.	3,881	454,310
Chart Industries, Inc.(1)	2,058	425,491
CNH Industrial NV	37,124	408,364
Cummins, Inc.	5,365	2,886,477
Donaldson Co., Inc.	4,940	419,258
Dover Corp.	6,112	1,274,046
ESAB Corp.	2,633	254,506
ESCO Technologies, Inc.	1,102	310,070
Federal Signal Corp.	2,470	267,106
Flowserve Corp.	5,393	396,439
Security	Shares	Value
Machinery (continued)
Fortive Corp.	13,996	$ 773,699
Gates Industrial Corp. PLC(1)	10,818	244,595
Graco, Inc.	7,229	611,935
IDEX Corp.	3,262	618,312
Ingersoll Rand, Inc.	17,148	1,373,898
ITT, Inc.	3,932	749,164
JBT Marel Corp.	2,256	288,475
Lincoln Electric Holdings, Inc.	2,470	615,228
Middleby Corp.(1)	2,126	281,865
Mueller Industries, Inc.	4,737	524,860
Nordson Corp.	2,440	649,186
Oshkosh Corp.	2,755	405,563
Otis Worldwide Corp.	17,343	1,336,798
PACCAR, Inc.	20,562	2,374,911
Pentair PLC	7,288	634,858
RBC Bearings, Inc.(1)	1,368	742,988
Snap-on, Inc.	2,261	821,240
SPX Technologies, Inc.(1)	2,121	424,073
Stanley Black & Decker, Inc.	6,870	488,182
Timken Co.	2,942	295,877
Toro Co.	4,574	427,395
Watts Water Technologies, Inc., Class A	1,140	330,931
Westinghouse Air Brake Technologies Corp.	7,127	1,781,109
Xylem, Inc.	11,097	1,326,091
		$25,542,084
Media — 0.8%
Liberty Broadband Corp., Class C(1)	6,321	$317,946
New York Times Co., Class A	8,921	746,955
Nexstar Media Group, Inc.	1,524	275,585
Omnicom Group, Inc.	14,658	1,103,894
Paramount Skydance Corp., Class B	18,200	164,164
Sirius XM Holdings, Inc.	10,206	235,555
Trade Desk, Inc., Class A(1)	20,471	464,487
		$3,308,586
Metals & Mining — 1.0%
Commercial Metals Co.	9,097	$558,829
Nucor Corp.	9,847	1,665,128
Reliance, Inc.	2,883	876,201
Steel Dynamics, Inc.	6,586	1,185,480
		$4,285,638
Mortgage REITs — 0.4%
AGNC Investment Corp.(2)	43,521	$436,516
Annaly Capital Management, Inc.	27,506	581,752
Rithm Capital Corp.	23,333	221,197
Starwood Property Trust, Inc.	14,216	244,799
		$1,484,264

6
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 3.5%
Ameren Corp.	12,335	$ 1,355,863
CMS Energy Corp.	13,975	1,084,181
Consolidated Edison, Inc.	15,597	1,765,268
Dominion Energy, Inc.	35,908	2,219,833
DTE Energy Co.	9,478	1,385,873
NiSource, Inc.	22,251	1,038,232
Public Service Enterprise Group, Inc.	21,272	1,721,968
Sempra	26,214	2,547,214
WEC Energy Group, Inc.	14,143	1,637,335
		$14,755,767
Office REITs — 0.2%
BXP, Inc.	7,305	$379,129
COPT Defense Properties	4,753	145,442
Cousins Properties, Inc.	7,247	163,565
Kilroy Realty Corp.	4,701	132,615
Vornado Realty Trust	8,116	210,935
		$1,031,686
Oil, Gas & Consumable Fuels — 0.6%
CNX Resources Corp.(1)	12,636	$487,118
Occidental Petroleum Corp.	30,787	2,001,155
		$2,488,273
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	2,723	$198,098
		$198,098
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	5,240	$192,727
American Airlines Group, Inc.(1)	30,167	323,994
Delta Air Lines, Inc.	27,510	1,828,865
Joby Aviation, Inc.(1)	10,244	84,615
		$2,430,201
Personal Care Products — 0.5%
BellRing Brands, Inc.(1)	4,011	$64,537
e.l.f. Beauty, Inc.(1)	2,456	148,858
Estee Lauder Cos., Inc., Class A	9,432	676,935
Kenvue, Inc.	77,021	1,327,842
		$2,218,172
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc.(1)	3,908	$157,531
Elanco Animal Health, Inc.(1)	20,203	483,458
Jazz Pharmaceuticals PLC(1)	2,497	472,058
Royalty Pharma PLC, Class A	17,240	827,003
		$1,940,050
Security	Shares	Value
Professional Services — 1.7%
Amentum Holdings, Inc.(1)	6,653	$ 173,510
Booz Allen Hamilton Holding Corp.	6,464	504,386
Broadridge Financial Solutions, Inc.	5,180	841,646
Equifax, Inc.	5,674	1,021,717
ExlService Holdings, Inc.(1)	7,197	219,149
FTI Consulting, Inc.(1)	1,632	288,489
Genpact Ltd.	6,893	256,764
Parsons Corp.(1)	2,606	141,167
Paycom Software, Inc.	2,159	262,405
Paylocity Holding Corp.(1)	2,077	224,399
Robert Half, Inc.	5,132	130,353
Science Applications International Corp.	2,031	192,783
SS&C Technologies Holdings, Inc.	9,827	664,010
TransUnion	10,546	729,678
UL Solutions, Inc., Class A	4,208	360,668
Verisk Analytics, Inc.	6,283	1,192,199
		$7,203,323
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A(1)	12,504	$1,693,792
CoStar Group, Inc.(1)	22,200	895,548
Jones Lang LaSalle, Inc.(1)	2,096	637,855
Zillow Group, Inc., Class C(1)	9,580	396,420
		$3,623,615
Residential REITs — 1.5%
AvalonBay Communities, Inc.	6,326	$1,033,352
Camden Property Trust	4,879	476,483
Equity LifeStyle Properties, Inc.	9,018	562,904
Equity Residential	16,852	996,796
Essex Property Trust, Inc.	2,971	718,982
Invitation Homes, Inc.	26,965	670,080
Mid-America Apartment Communities, Inc.	5,385	657,616
Sun Communities, Inc.	5,668	713,941
UDR, Inc.	14,698	496,499
		$6,326,653
Retail REITs — 1.2%
Brixmor Property Group, Inc.	14,512	$417,946
Federal Realty Investment Trust	4,044	429,513
Kimco Realty Corp.	30,085	676,010
Kite Realty Group Trust	10,138	248,888
NNN REIT, Inc.	8,970	377,009
Phillips Edison & Co., Inc.	6,244	233,650
Realty Income Corp.	37,212	2,276,630
Regency Centers Corp.	8,210	621,169
		$5,280,815
Semiconductors & Semiconductor Equipment — 3.6%
Allegro MicroSystems, Inc.(1)	5,062	$159,605

7
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc.(1)	2,237	$ 323,515
Enphase Energy, Inc.(1)	4,871	184,173
Entegris, Inc.	6,653	779,998
First Solar, Inc.(1)	3,755	740,711
Lattice Semiconductor Corp.(1)	6,153	570,752
MACOM Technology Solutions Holdings, Inc.(1)	2,992	664,433
Marvell Technology, Inc.	34,333	3,400,684
Microchip Technology, Inc.	22,933	1,481,701
MKS, Inc.	3,071	705,747
Monolithic Power Systems, Inc.	1,915	2,093,765
ON Semiconductor Corp.(1)	17,460	1,081,123
Qorvo, Inc.(1)	4,268	330,343
Rambus, Inc.(1)	4,786	411,740
Skyworks Solutions, Inc.	6,767	362,373
Teradyne, Inc.	6,433	1,907,127
Universal Display Corp.	1,899	174,062
		$15,371,852
Software — 2.9%
ACI Worldwide, Inc.(1)	4,176	$171,258
AppFolio, Inc., Class A(1)	998	157,504
Bentley Systems, Inc., Class B	7,415	260,415
Box, Inc., Class A(1)	6,900	163,116
CCC Intelligent Solutions Holdings, Inc.(1)	27,214	163,284
Clearwater Analytics Holdings, Inc., Class A(1)	13,007	307,616
Commvault Systems, Inc.(1)	2,127	165,672
Datadog, Inc., Class A(1)	14,226	1,679,379
Docusign, Inc.(1)	9,037	428,444
Dolby Laboratories, Inc., Class A	2,976	178,739
Dropbox, Inc., Class A(1)	8,500	193,120
Dynatrace, Inc.(1)	13,305	492,019
Elastic NV(1)	4,197	209,808
Fair Isaac Corp.(1)	1,046	1,116,647
Gen Digital, Inc.	25,658	483,140
Guidewire Software, Inc.(1)	3,902	583,583
HubSpot, Inc.(1)	2,288	558,501
Manhattan Associates, Inc.(1)	2,603	346,511
MARA Holdings, Inc.(1)(2)	15,883	129,605
Nutanix, Inc., Class A(1)	12,286	466,991
PTC, Inc.(1)	5,475	780,133
Q2 Holdings, Inc.(1)	2,958	139,913
Qualys, Inc.(1)	1,711	150,311
Samsara, Inc., Class A(1)	14,955	473,924
SentinelOne, Inc., Class A(1)	13,591	175,052
SPS Commerce, Inc.(1)	1,768	98,425
Trimble, Inc.(1)	10,311	672,586
Tyler Technologies, Inc.(1)	1,900	650,522
Varonis Systems, Inc.(1)	4,687	100,630
Zscaler, Inc.(1)	4,702	659,644
		$12,156,492
Security	Shares	Value
Specialized REITs — 1.6%
Crown Castle, Inc.	18,983	$ 1,543,508
CubeSmart	10,182	373,170
Extra Space Storage, Inc.	9,503	1,246,128
Iron Mountain, Inc.	13,053	1,333,233
Lamar Advertising Co., Class A	4,071	515,633
National Storage Affiliates Trust	3,559	134,317
SBA Communications Corp.	4,705	809,778
Weyerhaeuser Co.	26,032	635,962
		$6,591,729
Specialty Retail — 2.4%
AutoNation, Inc.(1)	1,071	$209,124
Bath & Body Works, Inc.	8,936	166,835
Best Buy Co., Inc.	7,892	506,667
Boot Barn Holdings, Inc.(1)	1,115	163,191
Burlington Stores, Inc.(1)	2,548	829,068
CarMax, Inc.(1)	5,467	227,318
Dick's Sporting Goods, Inc.	2,516	498,898
Five Below, Inc.(1)	2,086	476,609
Floor & Decor Holdings, Inc., Class A(1)	4,178	212,242
GameStop Corp., Class A(1)	16,722	385,275
Gap, Inc.	9,146	221,333
Group 1 Automotive, Inc.	445	147,130
Lithia Motors, Inc., Class A	982	245,225
Penske Automotive Group, Inc.	761	113,785
Ross Stores, Inc.	12,672	2,745,135
Tractor Supply Co.	21,193	960,043
Ulta Beauty, Inc.(1)	1,768	924,151
Urban Outfitters, Inc.(1)	2,470	156,475
Wayfair, Inc., Class A(1)	3,985	299,712
Williams-Sonoma, Inc.	4,664	850,387
		$10,338,603
Technology Hardware, Storage & Peripherals — 3.3%
Everpure, Inc., Class A(1)	14,383	$849,172
Hewlett Packard Enterprise Co.	59,108	1,407,361
HP, Inc.	41,404	795,371
NetApp, Inc.	9,113	933,080
Sandisk Corp.(1)	5,336	3,390,174
Seagate Technology Holdings PLC	8,352	3,271,980
Western Digital Corp.	12,852	3,476,338
		$14,123,476
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.(1)	1,844	$153,089
Deckers Outdoor Corp.(1)	5,662	566,710
lululemon Athletica, Inc.(1)	4,061	621,739
Ralph Lauren Corp.	1,486	511,169
Tapestry, Inc.	8,003	1,129,303

8
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	13,704	$ 232,831
		$ 3,214,841
Trading Companies & Distributors — 2.1%
Air Lease Corp.	4,640	$ 301,322
Applied Industrial Technologies, Inc.	1,602	425,043
Core & Main, Inc., Class A(1)	8,535	421,629
Fastenal Co.	45,836	2,126,790
Ferguson Enterprises, Inc.	7,781	1,814,996
GATX Corp.	1,659	283,258
QXO, Inc.(1)	29,381	570,579
SiteOne Landscape Supply, Inc.(1)	1,631	217,102
United Rentals, Inc.	2,562	1,866,571
Watsco, Inc.	1,607	584,610
WESCO International, Inc.	1,831	500,998
		$9,112,898
Water Utilities — 0.4%
American Water Works Co., Inc.	8,997	$1,224,402
Essential Utilities, Inc.	13,225	532,570
		$1,756,972
Total Common Stocks (identified cost $317,226,766)		$424,120,501

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(3)	886	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.2%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	813,819	$ 813,819
Total Affiliated Fund (identified cost $813,819)		$ 813,819
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(6)	127,467	$ 127,467
Total Securities Lending Collateral (identified cost $127,467)		$ 127,467
Total Short-Term Investments (identified cost $941,286)		$ 941,286
Total Investments — 99.9% (identified cost $318,170,704)		$425,064,439
Other Assets, Less Liabilities — 0.1%		$ 363,428
Net Assets — 100.0%		$425,427,867

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $1,491,826.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of March 31, 2026.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$2,652
		$2,652

9
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
10
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $317,356,885) - including $1,491,826 of securities on loan	$424,250,620
Investments in securities of affiliated issuers, at value (identified cost $813,819)	813,819
Cash	120
Receivable for capital shares sold	370,041
Dividends receivable	485,845
Dividends receivable - affiliated	3,203
Securities lending income receivable	1,258
Receivable from affiliates	140,728
Directors' deferred compensation plan	37,181
Total assets	$426,102,815
Liabilities
Payable for capital shares redeemed	$236,842
Deposits for securities loaned	127,467
Payable to affiliates:
Investment advisory fee	43,932
Administrative fee	44,057
Distribution and service fees	15,066
Sub-transfer agency fee	12,032
Directors' deferred compensation plan	37,181
Payable for accounting fees	71,893
Accrued expenses	86,478
Total liabilities	$674,948
Net Assets	$425,427,867
Sources of Net Assets
Paid-in capital	$316,198,584
Distributable earnings	109,229,283
Net Assets	$425,427,867
Class A Shares
Net Assets	$69,632,857
Shares Outstanding	1,616,611
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$43.07
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$45.22
Class I Shares
Net Assets	$319,341,627
Shares Outstanding	7,332,762
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$43.55
11
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$36,453,383
Shares Outstanding	838,732
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$43.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,106)	$3,532,387
Dividend income - affiliated issuers	13,643
Interest income	485
Securities lending income, net	7,542
Total investment income	$3,554,057
Expenses
Investment advisory fee	$263,033
Administrative fee	263,033
Distribution and service fees:
Class A	88,268
Directors' fees and expenses	12,348
Custodian fees	11,781
Transfer agency fees and expenses	253,696
Accounting fees	54,656
Professional fees	27,770
Registration fees	29,369
Reports to shareholders	16,716
Miscellaneous	15,313
Total expenses	$1,035,983
Waiver and/or reimbursement of expenses by affiliates	$(427,664)
Net expenses	$608,319
Net investment income	$2,945,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$9,003,802
Net realized gain	$9,003,802
Change in unrealized appreciation (depreciation):
Investment securities	$(5,497,939)
Net change in unrealized appreciation (depreciation)	$(5,497,939)
Net realized and unrealized gain	$3,505,863
Net increase in net assets from operations	$6,451,601
13
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,945,738	$6,067,146
Net realized gain	9,003,802	24,152,833
Net change in unrealized appreciation (depreciation)	(5,497,939)	(1,215,139)
Net increase in net assets from operations	$6,451,601	$29,004,840
Distributions to shareholders:
Class A	$(2,923,176)	$(586,014)
Class I	(14,343,191)	(4,002,444)
Class R6	(1,740,529)	(452,372)
Total distributions to shareholders	$(19,006,896)	$(5,040,830)
Capital share transactions:
Class A	$1,913,348	$(2,080,425)
Class I	(5,076,629)	(46,587,492)
Class R6	(5,973,660)	(5,439,382)
Net decrease in net assets from capital share transactions	$(9,136,941)	$(54,107,299)
Net decrease in net assets	$(21,692,236)	$(30,143,289)
Net Assets
At beginning of period	$447,120,103	$477,263,392
At end of period	$425,427,867	$447,120,103
14
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$44.34	$41.89	$33.17	$29.95	$39.02	$29.17
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.47	$0.36	$0.33	$0.25	$0.22
Net realized and unrealized gain (loss)	0.38	2.35	8.67	3.15	(8.25)	10.47
Total income (loss) from operations	$0.63	$2.82	$9.03	$3.48	$(8.00)	$10.69
Less Distributions
From net investment income	$(0.49)	$(0.37)	$(0.31)	$(0.26)	$(0.14)	$(0.19)
From net realized gain	(1.41)	—	—	—	(0.93)	(0.65)
Total distributions	$(1.90)	$(0.37)	$(0.31)	$(0.26)	$(1.07)	$(0.84)
Net asset value — End of period	$43.07	$44.34	$41.89	$33.17	$29.95	$39.02
Total Return(2)	1.32%(3)	6.75%	27.35%	11.63%	(21.17)%	37.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,633	$69,731	$68,132	$61,388	$48,932	$50,682
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.69%(5)	0.65%	0.67%	0.67%	0.66%	0.68%
Net expenses	0.49%(5)(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%
Net investment income	1.13%(5)	1.12%	0.96%	0.97%	0.70%	0.57%
Portfolio Turnover	5%(3)	27%	28%	25%	26%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$44.85	$42.36	$33.55	$30.27	$39.39	$29.42
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.57	$0.46	$0.41	$0.35	$0.31
Net realized and unrealized gain (loss)	0.39	2.39	8.75	3.19	(8.34)	10.57
Total income (loss) from operations	$0.70	$2.96	$9.21	$3.60	$(7.99)	$10.88
Less Distributions
From net investment income	$(0.59)	$(0.47)	$(0.40)	$(0.32)	$(0.20)	$(0.26)
From net realized gain	(1.41)	—	—	—	(0.93)	(0.65)
Total distributions	$(2.00)	$(0.47)	$(0.40)	$(0.32)	$(1.13)	$(0.91)
Net asset value — End of period	$43.55	$44.85	$42.36	$33.55	$30.27	$39.39
Total Return(2)	1.46%(3)	7.03%	27.61%	11.92%	(20.97)%	37.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$319,342	$333,943	$362,981	$325,322	$276,747	$262,918
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.44%(5)	0.40%	0.42%	0.42%	0.42%	0.43%
Net expenses	0.24%(5)(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%
Net investment income	1.38%(5)	1.36%	1.21%	1.21%	0.96%	0.83%
Portfolio Turnover	5%(3)	27%	28%	25%	26%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$44.78	$42.30	$33.50	$30.27	$37.87
Income (Loss) From Operations
Net investment income(2)	$0.31	$0.59	$0.48	$0.44	$0.31
Net realized and unrealized gain (loss)	0.39	2.39	8.74	3.17	(7.91)
Total income (loss) from operations	$0.70	$2.98	$9.22	$3.61	$(7.60)
Less Distributions
From net investment income	$(0.61)	$(0.50)	$(0.42)	$(0.38)	$ —
From net realized gain	(1.41)	—	—	—	—
Total distributions	$(2.02)	$(0.50)	$(0.42)	$(0.38)	$ —
Net asset value — End of period	$43.46	$44.78	$42.30	$33.50	$30.27
Total Return(3)	1.47%(4)	7.07%	27.70%	11.91%	(20.04)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,453	$43,447	$46,150	$30,470	$218
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.37%(6)	0.34%	0.38%	0.38%	0.38%(6)
Net expenses	0.20%(6)(7)	0.20%(7)	0.20%(7)	0.20%(7)	0.20%(6)(7)
Net investment income	1.41%(6)	1.41%	1.26%	1.29%	1.40%(6)
Portfolio Turnover	5%(4)	27%	28%	25%	26%(4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
17
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
18

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund’s holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$424,120,501(2)	$ —	$ —	$424,120,501
Rights	—	—	2,652	2,652
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	813,819	—	—	813,819
Securities Lending Collateral	127,467	—	—	127,467
Total Investments	$425,061,787	$ —	$2,652	$425,064,439

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
19

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $263,033.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $518 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.20% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $427,146.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $263,033.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $88,268 for Class A shares.
The Fund was informed that EVD received $1,459 as its portion of the  sales charge on sales of Class A shares for the six months ended March 31, 2026 and no contingent deferred sales charges paid by Fund shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $94,131 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $23,059,020 and $48,962,822, respectively.
20

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$325,527,999
Gross unrealized appreciation	$132,138,365
Gross unrealized depreciation	(32,601,925)
Net unrealized appreciation	$99,536,440
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $1,491,826 and the total value of collateral received was $1,472,171, comprised of cash of $127,467 and U.S. government and/or agencies securities of $1,344,704.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$127,467	$ —	$ —	$ —	$127,467
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
21

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $813,819, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$515,983	$27,274,563	$(26,976,727)	$ —	$ —	$813,819	$13,643	813,819
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	196,453	$8,698,375	531,389	$22,056,953
Reinvestment of distributions	60,965	2,683,691	12,463	540,038
Shares redeemed	(213,599)	(9,468,718)	(597,677)	(24,677,416)
Net increase (decrease)	43,819	$1,913,348	(53,825)	$(2,080,425)
Class I
Shares sold	553,505	$24,803,090	1,732,497	$72,921,025
Reinvestment of distributions	251,360	11,177,967	72,028	3,150,499
Shares redeemed	(918,026)	(41,057,686)	(2,926,707)	(122,659,016)
Net decrease	(113,161)	$(5,076,629)	(1,122,182)	$(46,587,492)
Class R6
Shares sold	134,034	$5,960,529	511,075	$21,694,419
Reinvestment of distributions	39,219	1,740,529	10,360	452,315
Shares redeemed	(304,797)	(13,674,718)	(642,123)	(27,586,116)
Net decrease	(131,544)	$(5,973,660)	(120,688)	$(5,439,382)
22

CMJAX-NCSR 3.31.26

Calvert
US Large-Cap Core Responsible Index Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
US Large-Cap Core Responsible Index Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 1.4%
ATI, Inc.(1)	36,058	$ 5,244,997
Axon Enterprise, Inc.(1)	10,420	4,425,270
Carpenter Technology Corp.	12,675	4,995,851
Curtiss-Wright Corp.	5,226	3,559,533
FTAI Aviation Ltd.	13,020	3,189,900
General Electric Co.	123,375	35,010,124
HEICO Corp.	14,355	3,936,141
Howmet Aerospace, Inc.	56,081	12,924,427
Loar Holdings, Inc.(1)	6,000	343,740
Moog, Inc., Class A	4,502	1,317,465
Woodward, Inc.	7,808	2,794,639
		$77,742,087
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	33,110	$5,498,578
Expeditors International of Washington, Inc.	38,687	5,541,139
FedEx Corp.	42,888	15,275,848
GXO Logistics, Inc.(1)	14,264	739,588
United Parcel Service, Inc., Class B	145,559	14,320,094
		$41,375,247
Automobile Components — 0.2%
Aptiv PLC(1)	60,640	$4,210,842
Autoliv, Inc.	19,275	2,026,959
BorgWarner, Inc.	58,795	3,190,217
Lear Corp.	14,767	1,787,988
		$11,216,006
Automobiles — 0.5%
Ford Motor Co.	991,091	$11,437,190
General Motors Co.	194,453	14,486,749
Rivian Automotive, Inc., Class A(1)	206,500	3,107,825
		$29,031,764
Banks — 4.6%
Bank of America Corp.	848,457	$41,362,279
Bank OZK	12,536	575,277
BOK Financial Corp.	2,833	362,794
Citigroup, Inc.	225,763	25,603,782
Citizens Financial Group, Inc.	58,212	3,490,974
Columbia Banking System, Inc.	29,267	802,794
Commerce Bancshares, Inc.	11,940	587,448
Cullen/Frost Bankers, Inc.	5,487	752,158
East West Bancorp, Inc.	19,690	2,102,104
F.N.B. Corp.	52,079	870,761
Fifth Third Bancorp	114,497	5,319,531
First Citizens Bancshares, Inc., Class A	1,028	1,937,430
First Financial Bankshares, Inc.	19,359	570,123
Security	Shares	Value
Banks (continued)
First Horizon Corp.	53,533	$ 1,218,411
Flagstar Bank NA	50,000	658,500
Glacier Bancorp, Inc.	15,847	707,885
Hancock Whitney Corp.	11,864	754,432
Home BancShares, Inc.	22,755	612,792
Huntington Bancshares, Inc.	242,512	3,795,313
JPMorgan Chase & Co.	279,981	82,359,211
KeyCorp	109,402	2,193,510
M&T Bank Corp.	19,415	4,013,469
Old National Bancorp	43,636	964,356
Pinnacle Financial Partners, Inc.	19,574	1,686,104
PNC Financial Services Group, Inc.	49,237	10,245,727
Popular, Inc.	9,320	1,250,464
Regions Financial Corp.	119,718	3,127,034
SouthState Bank Corp.	12,620	1,167,602
Truist Financial Corp.	156,439	7,191,501
U.S. Bancorp	204,110	10,615,761
UMB Financial Corp.	10,211	1,151,699
United Bankshares, Inc.	19,479	806,820
Valley National Bancorp	67,975	834,733
Webster Financial Corp.	24,164	1,677,465
Wells Fargo & Co.	398,137	31,695,687
Western Alliance Bancorp	14,818	1,049,855
Wintrust Financial Corp.	6,820	947,571
Zions Bancorp NA	19,408	1,118,289
		$256,181,646
Beverages — 1.5%
Celsius Holdings, Inc.(1)	23,787	$843,963
Coca-Cola Co.	470,410	35,774,680
Coca-Cola Consolidated, Inc.	8,850	1,696,899
Keurig Dr. Pepper, Inc.	190,665	5,020,209
Molson Coors Beverage Co., Class B	23,568	1,014,838
Monster Beverage Corp.(1)	104,869	7,598,808
PepsiCo, Inc.	179,061	27,806,383
Primo Brands Corp., Class A	43,778	824,340
		$80,580,120
Biotechnology — 2.6%
AbbVie, Inc.	203,259	$44,206,800
Alkermes PLC(1)	20,856	737,468
Alnylam Pharmaceuticals, Inc.(1)	14,824	4,904,817
Amgen, Inc.	64,765	22,787,565
Biogen, Inc.(1)	16,390	3,004,779
BioMarin Pharmaceutical, Inc.(1)	23,428	1,323,448
Exelixis, Inc.(1)	28,125	1,206,281
Gilead Sciences, Inc.	146,798	20,459,237
Halozyme Therapeutics, Inc.(1)	13,274	857,899
Incyte Corp.(1)	16,279	1,532,179
Insmed, Inc.(1)	23,035	3,766,683
Ionis Pharmaceuticals, Inc.(1)	19,122	1,435,871

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc.(1)	2,333	$ 1,221,255
Moderna, Inc.(1)	43,220	2,195,576
Natera, Inc.(1)	15,806	3,161,042
Neurocrine Biosciences, Inc.(1)	11,567	1,523,837
Regeneron Pharmaceuticals, Inc.	12,316	9,515,834
Revolution Medicines, Inc.(1)	17,907	1,741,456
Roivant Sciences Ltd.(1)	53,909	1,493,279
United Therapeutics Corp.(1)	4,301	2,550,407
Vertex Pharmaceuticals, Inc.(1)	29,638	13,234,553
		$142,860,266
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	949,194	$197,688,634
eBay, Inc.	49,532	4,508,402
Etsy, Inc.(1)	6,808	340,264
Ollie's Bargain Outlet Holdings, Inc.(1)	7,116	654,957
		$203,192,257
Building Products — 1.0%
A.O. Smith Corp.	16,483	$1,086,889
AAON, Inc.(2)	8,903	736,723
Advanced Drainage Systems, Inc.	9,669	1,325,910
Allegion PLC	11,900	1,728,951
Armstrong World Industries, Inc.	5,039	830,427
Builders FirstSource, Inc.(1)	9,834	809,633
Carlisle Cos., Inc.	11,013	3,674,157
Carrier Global Corp.	104,976	5,911,199
CSW Industrials, Inc.	2,596	676,466
Fortune Brands Innovations, Inc.	17,279	673,363
Johnson Controls International PLC	85,877	11,245,593
Lennox International, Inc.	4,540	2,107,150
Masco Corp.	23,254	1,403,844
Modine Manufacturing Co.(1)	13,447	2,914,099
Owens Corning	23,472	2,540,140
Simpson Manufacturing Co., Inc.	5,298	909,243
Trane Technologies PLC	31,177	12,992,703
Trex Co., Inc.(1)	14,931	543,787
UFP Industries, Inc.	5,762	530,795
Zurn Elkay Water Solutions Corp., Class C	20,000	896,800
		$53,537,872
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	2,531	$700,328
Ameriprise Financial, Inc.	11,637	5,171,483
Ares Management Corp., Class A	26,631	2,905,442
Bank of New York Mellon Corp.	90,267	10,708,374
Blackrock, Inc.	18,473	17,765,669
Blackstone, Inc.	96,612	11,109,414
Blue Owl Capital, Inc.	64,997	593,423
Carlyle Group, Inc.	34,459	1,667,471
Cboe Global Markets, Inc.	13,736	3,860,777
Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp.	214,827	$ 20,189,441
CME Group, Inc.	46,842	13,834,785
Coinbase Global, Inc., Class A(1)	27,864	4,865,333
Evercore, Inc., Class A	4,069	1,214,637
FactSet Research Systems, Inc.	4,345	942,821
Franklin Resources, Inc.	47,893	1,131,233
Goldman Sachs Group, Inc.	37,637	31,840,526
Hamilton Lane, Inc., Class A	6,000	596,400
Houlihan Lokey, Inc.	5,887	845,491
Interactive Brokers Group, Inc., Class A	56,904	3,816,551
Intercontinental Exchange, Inc.	73,496	11,559,451
Invesco Ltd.	58,955	1,432,017
Janus Henderson Group PLC	19,013	976,698
Jefferies Financial Group, Inc.	19,258	794,778
KKR & Co., Inc.	89,741	8,301,042
LPL Financial Holdings, Inc.	10,812	3,252,574
MarketAxess Holdings, Inc.	4,905	809,227
Moody's Corp.	19,041	8,306,636
Morningstar, Inc.	3,966	670,452
MSCI, Inc.	8,393	4,523,911
Nasdaq, Inc.	56,368	4,785,079
Northern Trust Corp.	25,730	3,591,136
PJT Partners, Inc., Class A	4,000	558,880
Raymond James Financial, Inc.	24,578	3,558,649
S&P Global, Inc.	36,021	15,321,172
SEI Investments Co.	14,768	1,158,845
State Street Corp.	37,053	4,689,428
Stifel Financial Corp.	17,796	1,315,480
T. Rowe Price Group, Inc.	30,454	2,745,124
TPG, Inc.	15,316	620,451
Tradeweb Markets, Inc., Class A	12,603	1,482,869
Virtu Financial, Inc., Class A	15,000	659,700
		$214,873,198
Chemicals — 1.3%
Air Products and Chemicals, Inc.	30,155	$8,759,726
Axalta Coating Systems Ltd.(1)	33,822	936,869
Balchem Corp.	2,834	480,306
Celanese Corp.	15,697	1,032,392
Eastman Chemical Co.	11,720	894,470
Ecolab, Inc.	34,122	9,077,134
Element Solutions, Inc.	26,684	910,992
FMC Corp.	23,761	409,164
International Flavors & Fragrances, Inc.	36,918	2,678,401
Linde PLC	60,394	29,940,930
Mosaic Co.	38,544	982,872
PPG Industries, Inc.	32,608	3,485,143
RPM International, Inc.	19,497	1,938,002
Sherwin-Williams Co.	31,599	10,129,060
		$71,655,461

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 0.6%
Casella Waste Systems, Inc., Class A(1)	8,277	$ 656,697
Cintas Corp.	34,544	5,842,772
Clean Harbors, Inc.(1)	6,088	1,745,612
Copart, Inc.(1)	109,127	3,623,017
MSA Safety, Inc.	4,618	757,121
Republic Services, Inc.	24,122	5,283,201
Tetra Tech, Inc.	39,920	1,202,390
Veralto Corp.	32,881	2,907,338
Waste Management, Inc.	50,747	11,661,153
		$33,679,301
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	115,748	$14,211,540
Ciena Corp.(1)	14,648	5,686,793
Cisco Systems, Inc.	438,154	33,996,369
F5, Inc.(1)	6,015	1,740,320
Lumentum Holdings, Inc.(1)	7,019	4,932,672
Motorola Solutions, Inc.	18,072	7,842,706
		$68,410,400
Construction & Engineering — 0.5%
AECOM	16,411	$1,391,981
Comfort Systems USA, Inc.	4,371	6,027,565
Dycom Industries, Inc.(1)	3,969	1,344,777
EMCOR Group, Inc.	5,942	4,387,038
IES Holdings, Inc.(1)	556	264,918
MasTec, Inc.(1)	6,552	2,108,041
Quanta Services, Inc.	18,915	10,384,713
Sterling Infrastructure, Inc.(1)	4,037	1,644,149
Valmont Industries, Inc.	2,083	832,304
WillScot Holdings Corp.	19,834	344,318
		$28,729,804
Construction Materials — 0.5%
CRH PLC	138,818	$14,592,548
Knife River Corp.(1)	17,267	1,409,851
Vulcan Materials Co.	36,561	9,955,560
		$25,957,959
Consumer Finance — 0.8%
Ally Financial, Inc.	45,898	$1,800,578
American Express Co.	69,313	20,965,796
Capital One Financial Corp.	78,580	14,335,349
Credit Acceptance Corp.(1)	584	247,301
FirstCash Holdings, Inc.	5,630	1,058,440
OneMain Holdings, Inc.	16,018	856,803
SLM Corp.	22,631	484,530
SoFi Technologies, Inc.(1)	169,402	2,690,104
Synchrony Financial	49,302	3,353,522
		$45,792,423
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	56,555	$ 963,697
BJ's Wholesale Club Holdings, Inc.(1)	10,355	1,019,139
Casey's General Stores, Inc.	5,604	4,078,928
Costco Wholesale Corp.	45,710	45,546,815
Dollar General Corp.	23,614	2,803,690
Dollar Tree, Inc.(1)	20,845	2,282,736
Kroger Co.	99,406	7,193,018
Maplebear, Inc.(1)	28,383	1,063,227
Performance Food Group Co.(1)	25,075	2,147,925
Sprouts Farmers Market, Inc.(1)	17,485	1,348,618
Sysco Corp.	72,473	5,169,499
Target Corp.	45,755	5,545,506
U.S. Foods Holding Corp.(1)	32,704	3,015,636
Walmart, Inc.	449,196	55,826,079
		$138,004,513
Containers & Packaging — 0.3%
Amcor PLC	66,610	$2,647,748
AptarGroup, Inc.	8,864	1,117,041
Avery Dennison Corp.	9,370	1,618,012
Ball Corp.	32,643	1,929,528
Crown Holdings, Inc.	16,049	1,608,912
Graphic Packaging Holding Co.	54,728	543,996
International Paper Co.	74,556	2,661,649
Packaging Corp. of America	11,084	2,352,246
Sealed Air Corp.	15,377	646,603
Silgan Holdings, Inc.	7,723	299,652
Smurfit Westrock PLC	66,410	2,646,439
		$18,071,826
Distributors — 0.1%
Genuine Parts Co.	13,567	$1,434,710
LKQ Corp.	29,890	877,869
Pool Corp.	2,926	592,018
		$2,904,597
Diversified Consumer Services — 0.1%
ADT, Inc.	75,589	$496,620
Bright Horizons Family Solutions, Inc.(1)	8,169	670,920
Covista, Inc.(1)	4,645	535,336
Duolingo, Inc.(1)	5,178	510,396
H&R Block, Inc.	13,245	420,396
Service Corp. International	19,420	1,602,344
Stride, Inc.(1)	7,102	626,183
		$4,862,195
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	21,831	$662,789
W.P. Carey, Inc.	30,578	2,078,081
		$2,740,870

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	767,816	$ 22,258,986
Comcast Corp., Class A	396,761	11,391,008
Verizon Communications, Inc.	469,912	23,589,583
		$ 57,239,577
Electric Utilities — 1.1%
Alliant Energy Corp.	31,376	$ 2,251,542
Constellation Energy Corp.	42,418	11,845,227
Evergy, Inc.	27,382	2,243,133
Eversource Energy	49,680	3,441,830
Exelon Corp.	127,052	6,228,089
IDACORP, Inc.	8,719	1,246,555
NextEra Energy, Inc.	260,095	24,157,624
NRG Energy, Inc.	25,261	3,691,643
Portland General Electric Co.	12,060	636,406
TXNM Energy, Inc.	11,452	669,484
Xcel Energy, Inc.	78,717	6,253,278
		$62,664,811
Electrical Equipment — 1.7%
Acuity, Inc.	3,937	$1,103,226
AMETEK, Inc.	30,954	6,635,299
Eaton Corp. PLC	52,998	18,955,795
Emerson Electric Co.	76,565	10,031,546
GE Vernova, Inc.	33,771	29,478,706
Generac Holdings, Inc.(1)	8,001	1,562,835
Hubbell, Inc.	7,872	3,863,105
Nextpower, Inc., Class A(1)	21,434	2,583,869
nVent Electric PLC	21,896	2,589,859
Regal Rexnord Corp.	8,971	1,679,910
Rockwell Automation, Inc.	15,115	5,424,471
Vertiv Holdings Co., Class A	51,368	12,871,794
		$96,780,415
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	169,741	$21,446,775
Arrow Electronics, Inc.(1)	6,623	949,804
Badger Meter, Inc.	3,328	507,021
CDW Corp.	14,450	1,748,739
Cognex Corp.	22,328	1,093,849
Coherent Corp.(1)	20,447	4,870,680
Corning, Inc.	86,859	11,810,218
Flex Ltd.(1)	40,259	2,635,354
Itron, Inc.(1)	7,290	653,403
Jabil, Inc.	11,317	3,006,135
Keysight Technologies, Inc.(1)	24,192	6,831,095
Littelfuse, Inc.	2,562	869,415
Ralliant Corp.	18,802	781,975
TD SYNNEX Corp.	8,146	1,374,312
TE Connectivity PLC	42,035	8,786,156
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.(1)	6,032	$ 3,649,420
Vontier Corp.	19,585	694,680
Zebra Technologies Corp., Class A(1)	6,550	1,369,474
		$ 73,078,505
Energy Equipment & Services — 0.2%
Baker Hughes Co.	227,439	$ 13,885,151
		$ 13,885,151
Entertainment — 1.6%
Electronic Arts, Inc.	26,121	$5,325,288
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	2,482,866
Netflix, Inc.(1)	466,124	44,817,823
Roku, Inc.(1)	15,348	1,452,228
Take-Two Interactive Software, Inc.(1)	20,124	3,974,490
Walt Disney Co.	218,783	21,086,305
Warner Bros. Discovery, Inc.(1)	288,391	7,919,217
Warner Music Group Corp., Class A	19,984	510,391
		$87,568,608
Financial Services — 2.4%
Affirm Holdings, Inc.(1)	28,675	$1,313,889
Apollo Global Management, Inc.	55,214	6,151,944
Corebridge Financial, Inc.	35,631	850,156
Corpay, Inc.(1)	8,162	2,375,060
Equitable Holdings, Inc.	38,350	1,423,169
Essent Group Ltd.	16,779	980,565
Euronet Worldwide, Inc.(1)	7,279	483,107
Fidelity National Information Services, Inc.	54,543	2,558,612
Fiserv, Inc.(1)	63,038	3,517,520
Jack Henry & Associates, Inc.	8,677	1,371,313
Jackson Financial, Inc., Class A	10,701	1,131,310
Mastercard, Inc., Class A	89,764	44,851,480
MGIC Investment Corp.	22,111	580,414
PayPal Holdings, Inc.	104,845	4,742,139
PennyMac Financial Services, Inc.	1,647	143,948
Shift4 Payments, Inc., Class A(1)	7,065	308,952
Toast, Inc., Class A(1)	55,571	1,473,187
Visa, Inc., Class A	184,634	55,803,780
Voya Financial, Inc.	12,965	885,769
		$130,946,314
Food Products — 0.7%
Bunge Global SA	18,347	$2,333,739
Campbell's Co.(2)	35,599	792,790
Conagra Brands, Inc.	67,700	1,064,244
Darling Ingredients, Inc.(1)	28,014	1,732,666
General Mills, Inc.	86,015	3,201,478
Hershey Co.	21,336	4,435,541
Hormel Foods Corp.	49,662	1,124,844

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Ingredion, Inc.	9,520	$ 1,072,523
J.M. Smucker Co.	17,585	1,695,897
Kraft Heinz Co.	139,637	3,140,436
Lamb Weston Holdings, Inc.	23,745	1,003,464
McCormick & Co., Inc.	44,925	2,266,017
Mondelez International, Inc., Class A	197,111	11,361,478
Pilgrim's Pride Corp.	10,000	377,600
Post Holdings, Inc.(1)	8,423	832,698
		$36,435,415
Gas Utilities — 0.0%†
Southwest Gas Holdings, Inc.	11,528	$1,001,783
UGI Corp.	20,163	734,337
		$1,736,120
Ground Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	21,507	$4,557,333
Knight-Swift Transportation Holdings, Inc.	39,222	2,258,403
Landstar System, Inc.	10,147	1,626,666
Lyft, Inc., Class A(1)	41,912	557,430
Old Dominion Freight Line, Inc.	50,028	9,775,471
Ryder System, Inc.	10,631	2,176,272
Saia, Inc.(1)	8,017	2,816,212
Uber Technologies, Inc.(1)	222,856	16,030,032
Union Pacific Corp.	88,597	21,495,404
XPO, Inc.(1)	32,222	6,268,790
		$67,562,013
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	205,722	$21,121,478
Align Technology, Inc.(1)	8,784	1,505,841
Baxter International, Inc.	68,916	1,157,789
Becton Dickinson & Co.	32,923	5,176,483
Boston Scientific Corp.(1)	176,037	11,046,322
Cooper Cos., Inc.(1)	19,831	1,417,917
DexCom, Inc.(1)	45,531	2,859,347
Edwards Lifesciences Corp.(1)	66,857	5,353,909
GE HealthCare Technologies, Inc.	54,284	3,863,935
Glaukos Corp.(1)	6,290	677,181
Globus Medical, Inc., Class A(1)	12,421	1,070,193
Hologic, Inc.(1)	23,929	1,808,793
IDEXX Laboratories, Inc.(1)	8,908	5,005,316
Insulet Corp.(1)	8,612	1,807,142
Intuitive Surgical, Inc.(1)	42,434	19,561,650
Masimo Corp.(1)	5,931	1,054,947
Medtronic PLC	149,523	12,956,168
Merit Medical Systems, Inc.(1)	8,686	598,726
Penumbra, Inc.(1)	5,177	1,699,971
ResMed, Inc.	16,361	3,672,717
STERIS PLC	12,453	2,753,732
Stryker Corp.	42,119	13,839,882
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	5,702	$ 682,016
Zimmer Biomet Holdings, Inc.	23,030	2,082,373
		$ 122,773,828
Health Care Providers & Services — 1.5%
Centene Corp.(1)	51,240	$ 1,677,598
Chemed Corp.	2,008	758,502
Cigna Group	30,049	8,015,571
CorVel Corp.(1)	6,000	327,900
CVS Health Corp.	150,542	10,811,926
DaVita, Inc.(1)	5,316	817,016
Elevance Health, Inc.	27,155	7,949,626
Encompass Health Corp.	12,962	1,253,814
Ensign Group, Inc.	5,056	1,018,784
Guardant Health, Inc.(1)	15,221	1,405,964
HCA Healthcare, Inc.	17,761	8,405,216
HealthEquity, Inc.(1)	11,570	966,905
Henry Schein, Inc.(1)	15,113	1,113,828
Humana, Inc.	14,984	2,598,076
Labcorp Holdings, Inc.	10,768	2,873,010
Molina Healthcare, Inc.(1)	7,407	987,353
Option Care Health, Inc.(1)	22,841	614,880
Quest Diagnostics, Inc.	11,822	2,316,875
UnitedHealth Group, Inc.	109,038	29,504,592
		$83,417,436
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	24,445	$1,134,737
American Healthcare REIT, Inc.	21,745	1,025,494
CareTrust REIT, Inc.	26,214	960,743
Healthcare Realty Trust, Inc.	53,295	905,482
Healthpeak Properties, Inc.	99,240	1,630,513
Omega Healthcare Investors, Inc.	34,847	1,526,996
Ventas, Inc.	56,995	4,661,051
Welltower, Inc.	85,644	16,932,675
		$28,777,691
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	16,768	$2,945,467
Waystar Holding Corp.(1)	14,000	337,540
		$3,283,007
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	98,442	$1,886,149
Ryman Hospitality Properties, Inc.	8,211	757,629
		$2,643,778
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(1)	46,327	$5,850,174
Aramark	39,856	1,615,762

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.	3,454	$ 14,542,445
Brinker International, Inc.(1)	7,485	1,068,633
Cava Group, Inc.(1)	12,421	1,004,859
Chipotle Mexican Grill, Inc.(1)	209,428	6,703,790
Choice Hotels International, Inc.	3,713	384,296
Darden Restaurants, Inc.	19,063	3,737,111
Domino's Pizza, Inc.	4,685	1,680,931
DoorDash, Inc., Class A(1)	37,207	5,586,631
Hilton Worldwide Holdings, Inc.	27,589	8,389,263
Hyatt Hotels Corp., Class A	5,006	719,813
Life Time Group Holdings, Inc.(1)	17,000	457,980
Marriott International, Inc., Class A	27,007	8,833,180
Planet Fitness, Inc., Class A(1)	12,440	925,287
Shake Shack, Inc., Class A(1)	6,544	578,948
Starbucks Corp.	175,992	15,767,123
Texas Roadhouse, Inc.	9,788	1,616,390
Vail Resorts, Inc.(2)	3,170	406,774
Wingstop, Inc.	4,983	772,216
Wyndham Hotels & Resorts, Inc.	11,818	959,976
Yum! Brands, Inc.	43,087	6,699,167
		$88,300,749
Household Durables — 0.3%
D.R. Horton, Inc.	33,159	$4,550,078
Lennar Corp., Class A	30,120	2,615,621
NVR, Inc.(1)	349	2,299,851
PulteGroup, Inc.	22,818	2,683,625
Somnigroup International, Inc.	18,642	1,378,017
Taylor Morrison Home Corp.(1)	8,999	524,102
Toll Brothers, Inc.	10,348	1,412,191
TopBuild Corp.(1)	3,172	1,114,323
		$16,577,808
Household Products — 0.9%
Church & Dwight Co., Inc.	21,950	$2,048,374
Clorox Co.	10,221	1,059,202
Colgate-Palmolive Co.	83,183	7,089,687
Kimberly-Clark Corp.	36,418	3,513,245
Procter & Gamble Co.	240,284	34,706,621
		$48,417,129
Independent Power and Renewable Electricity Producers — 0.0%†
AES Corp.	87,131	$1,227,676
Brookfield Renewable Corp.	15,670	624,136
Clearway Energy, Inc., Class C	4,146	162,896
		$2,014,708
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	40,080	$459,317
EastGroup Properties, Inc.	6,746	1,248,617
Security	Shares	Value
Industrial REITs (continued)
First Industrial Realty Trust, Inc.	18,637	$ 1,078,150
Lineage, Inc.(2)	10,000	327,600
Prologis, Inc.	115,667	15,288,864
Rexford Industrial Realty, Inc.	30,750	1,006,448
STAG Industrial, Inc.	25,716	927,319
Terreno Realty Corp.	13,401	823,089
		$ 21,159,404
Insurance — 2.0%
Aflac, Inc.	59,117	$6,485,726
American Financial Group, Inc.	8,443	1,078,256
American International Group, Inc.	68,252	5,135,963
Aon PLC, Class A	27,283	8,806,407
Arch Capital Group Ltd.(1)	44,535	4,274,915
Arthur J. Gallagher & Co.	32,528	7,044,914
Assurant, Inc.	6,570	1,431,012
Axis Capital Holdings Ltd.	11,680	1,184,469
Brown & Brown, Inc.	32,734	2,134,584
Cincinnati Financial Corp.	19,598	3,083,745
Everest Group Ltd.	6,034	1,972,213
First American Financial Corp.	12,153	732,704
Hanover Insurance Group, Inc.	4,418	765,860
Hartford Insurance Group, Inc.	34,880	4,716,822
Kinsale Capital Group, Inc.	3,254	1,111,762
Markel Group, Inc.(1)	1,632	3,123,762
Marsh & McLennan Cos., Inc.	61,287	10,630,230
MetLife, Inc.	74,617	5,276,914
Old Republic International Corp.	26,730	1,066,527
Primerica, Inc.	3,682	922,267
Principal Financial Group, Inc.	29,433	2,652,208
Progressive Corp.	75,986	15,063,465
Prudential Financial, Inc.	46,081	4,501,653
Reinsurance Group of America, Inc.	8,453	1,725,765
RenaissanceRe Holdings Ltd.	4,793	1,424,623
RLI Corp.	10,978	626,185
Ryan Specialty Holdings, Inc.	18,176	613,258
Travelers Cos., Inc.	28,209	8,228,001
Unum Group	18,189	1,328,343
W.R. Berkley Corp.	38,039	2,521,225
Willis Towers Watson PLC	12,732	3,701,192
		$113,364,970
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A	1,037,820	$298,435,519
Pinterest, Inc., Class A(1)	74,626	1,368,641
Reddit, Inc., Class A(1)	14,134	1,903,143
Snap, Inc., Class A(1)	139,856	643,338
		$302,350,641
IT Services — 1.2%
Accenture PLC, Class A	68,255	$13,534,284

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Akamai Technologies, Inc.(1)	14,931	$ 1,714,825
Amdocs Ltd.	14,063	917,751
Cloudflare, Inc., Class A(1)	33,210	6,852,552
Cognizant Technology Solutions Corp., Class A	54,834	3,364,066
EPAM Systems, Inc.(1)	4,676	633,130
Gartner, Inc.(1)	9,236	1,462,428
GoDaddy, Inc., Class A(1)	16,929	1,399,521
International Business Machines Corp.	103,098	24,989,924
Kyndryl Holdings, Inc.(1)	27,703	363,463
MongoDB, Inc.(1)	8,773	2,147,367
Snowflake, Inc., Class A(1)	34,696	5,232,851
Twilio, Inc., Class A(1)	17,506	2,202,605
VeriSign, Inc.	9,083	2,255,854
		$67,070,621
Leisure Products — 0.0%†
Hasbro, Inc.	15,358	$1,437,509
Mattel, Inc.(1)	20,208	293,622
		$1,731,131
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	30,846	$3,515,827
Avantor, Inc.(1)	94,362	739,798
Bio-Rad Laboratories, Inc., Class A(1)	2,262	630,532
Bio-Techne Corp.	18,380	960,539
Bruker Corp.	10,235	369,688
Charles River Laboratories International, Inc.(1)	4,527	780,907
Danaher Corp.	76,246	14,456,242
Illumina, Inc.(1)	15,953	1,966,367
IQVIA Holdings, Inc.(1)	21,577	3,679,741
Medpace Holdings, Inc.(1)	3,135	1,505,396
Mettler-Toledo International, Inc.(1)	2,450	3,089,940
Repligen Corp.(1)	4,645	547,274
Revvity, Inc.	13,808	1,209,719
Thermo Fisher Scientific, Inc.	44,673	21,958,120
Waters Corp.(1)	11,656	3,471,157
West Pharmaceutical Services, Inc.	9,560	2,396,118
		$61,277,365
Machinery — 3.0%
AGCO Corp.	9,698	$1,123,707
Allison Transmission Holdings, Inc.	10,686	1,250,903
Caterpillar, Inc.	55,209	39,113,368
Chart Industries, Inc.(1)	5,302	1,096,188
CNH Industrial NV	132,634	1,458,974
Cummins, Inc.	18,862	10,148,133
Deere & Co.	34,705	19,549,326
Donaldson Co., Inc.	15,838	1,344,171
Dover Corp.	17,787	3,707,700
ESAB Corp.	6,522	630,417
ESCO Technologies, Inc.	4,015	1,129,701
Security	Shares	Value
Machinery (continued)
Federal Signal Corp.	9,577	$ 1,035,657
Flowserve Corp.	14,216	1,045,018
Fortive Corp.	44,219	2,444,426
Gates Industrial Corp. PLC(1)	39,632	896,080
Graco, Inc.	23,810	2,015,516
IDEX Corp.	10,928	2,071,402
Illinois Tool Works, Inc.	39,689	10,330,650
Ingersoll Rand, Inc.	56,388	4,517,807
ITT, Inc.	10,717	2,041,910
JBT Marel Corp.	7,989	1,021,553
Lincoln Electric Holdings, Inc.	7,639	1,902,722
Middleby Corp.(1)	8,322	1,103,331
Mueller Industries, Inc.	13,903	1,540,452
Nordson Corp.	6,837	1,819,052
Oshkosh Corp.	8,141	1,198,437
Otis Worldwide Corp.	51,845	3,996,213
PACCAR, Inc.	70,270	8,116,185
Parker-Hannifin Corp.	17,158	15,360,528
Pentair PLC	23,466	2,044,123
RBC Bearings, Inc.(1)	4,696	2,550,492
Snap-on, Inc.	6,963	2,529,101
SPX Technologies, Inc.(1)	5,603	1,120,264
Stanley Black & Decker, Inc.	21,711	1,542,784
Timken Co.	10,680	1,074,088
Toro Co.	14,144	1,321,615
Watts Water Technologies, Inc., Class A	4,503	1,307,176
Westinghouse Air Brake Technologies Corp.	22,482	5,618,477
Xylem, Inc.	34,286	4,097,177
		$166,214,824
Media — 0.2%
Charter Communications, Inc., Class A(1)	11,038	$2,382,883
Liberty Broadband Corp., Class C(1)	18,039	907,362
New York Times Co., Class A	18,406	1,541,134
Nexstar Media Group, Inc.	2,295	415,005
Omnicom Group, Inc.	40,886	3,079,125
Paramount Skydance Corp., Class B	35,837	323,250
Sirius XM Holdings, Inc.	28,404	655,564
Trade Desk, Inc., Class A(1)	55,116	1,250,582
Versant Media Group, Inc.(1)	16,677	617,383
		$11,172,288
Metals & Mining — 0.4%
Commercial Metals Co.	28,609	$1,757,451
Nucor Corp.	63,032	10,658,711
Reliance, Inc.	15,101	4,589,496
Steel Dynamics, Inc.	39,502	7,110,360
		$24,116,018
Mortgage REITs — 0.1%
AGNC Investment Corp.(2)	164,344	$1,648,370

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Mortgage REITs (continued)
Annaly Capital Management, Inc.	75,432	$ 1,595,387
Rithm Capital Corp.	68,495	649,333
Starwood Property Trust, Inc.	42,268	727,855
		$ 4,620,945
Multi-Utilities — 0.8%
Ameren Corp.	31,784	$ 3,493,697
CMS Energy Corp.	37,220	2,887,528
Consolidated Edison, Inc.	43,270	4,897,298
Dominion Energy, Inc.	108,402	6,701,412
DTE Energy Co.	24,412	3,569,523
NiSource, Inc.	57,231	2,670,398
Public Service Enterprise Group, Inc.	62,946	5,095,479
Sempra	82,351	8,002,047
WEC Energy Group, Inc.	39,076	4,523,828
		$41,841,210
Office REITs — 0.1%
BXP, Inc.	22,161	$1,150,156
COPT Defense Properties	7,468	228,521
Cousins Properties, Inc.	30,071	678,703
Kilroy Realty Corp.	20,000	564,200
Vornado Realty Trust	23,964	622,824
		$3,244,404
Oil, Gas & Consumable Fuels — 0.3%
CNX Resources Corp.(1)	36,723	$1,415,672
Occidental Petroleum Corp.	198,932	12,930,580
		$14,346,252
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	8,248	$600,042
		$600,042
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(1)	31,399	$1,154,855
American Airlines Group, Inc.(1)	174,186	1,870,758
Delta Air Lines, Inc.	183,496	12,198,814
Joby Aviation, Inc.(1)	61,167	505,239
		$15,729,666
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	15,888	$255,638
e.l.f. Beauty, Inc.(1)	6,136	371,903
Estee Lauder Cos., Inc., Class A	22,278	1,598,892
Kenvue, Inc.	185,533	3,198,589
		$5,425,022
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	235,543	$14,285,683
Security	Shares	Value
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.(1)	12,137	$ 489,242
Elanco Animal Health, Inc.(1)	47,586	1,138,733
Eli Lilly & Co.	87,251	80,250,852
Jazz Pharmaceuticals PLC(1)	5,242	991,000
Merck & Co., Inc.	293,017	35,247,015
Pfizer, Inc.	672,937	18,896,071
Royalty Pharma PLC, Class A	44,360	2,127,949
Zoetis, Inc.	50,317	5,947,973
		$159,374,518
Professional Services — 0.5%
Amentum Holdings, Inc.(1)	13,888	$362,199
Automatic Data Processing, Inc.	44,705	9,083,162
Booz Allen Hamilton Holding Corp.	16,491	1,286,793
Broadridge Financial Solutions, Inc.	13,111	2,130,275
Equifax, Inc.	14,740	2,654,232
ExlService Holdings, Inc.(1)	21,250	647,063
FTI Consulting, Inc.(1)	3,808	673,140
Genpact Ltd.	18,622	693,669
Parsons Corp.(1)	2,630	142,467
Paychex, Inc.	32,778	3,019,509
Paycom Software, Inc.	7,048	856,614
Paylocity Holding Corp.(1)	5,269	569,263
Robert Half, Inc.	8,843	224,612
Science Applications International Corp.	5,120	485,990
SS&C Technologies Holdings, Inc.	27,152	1,834,661
TransUnion	22,499	1,556,706
UL Solutions, Inc., Class A	8,135	697,251
Verisk Analytics, Inc.	17,021	3,229,735
		$30,147,341
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	37,352	$5,059,702
CoStar Group, Inc.(1)	51,254	2,067,586
Jones Lang LaSalle, Inc.(1)	5,231	1,591,898
Zillow Group, Inc., Class C(1)	22,221	919,505
		$9,638,691
Residential REITs — 0.3%
AvalonBay Communities, Inc.	16,935	$2,766,332
Camden Property Trust	14,848	1,450,056
Equity LifeStyle Properties, Inc.	25,196	1,572,734
Equity Residential	43,255	2,558,533
Essex Property Trust, Inc.	9,010	2,180,420
Invitation Homes, Inc.	84,060	2,088,891
Mid-America Apartment Communities, Inc.	16,410	2,003,989
Sun Communities, Inc.	17,392	2,190,697
UDR, Inc.	46,335	1,565,196
		$18,376,848

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs — 0.4%
Brixmor Property Group, Inc.	42,292	$ 1,218,010
Federal Realty Investment Trust	11,607	1,232,779
Kimco Realty Corp.	93,381	2,098,271
Kite Realty Group Trust	30,789	755,870
NNN REIT, Inc.	25,723	1,081,138
Phillips Edison & Co., Inc.	17,164	642,277
Realty Income Corp.	113,508	6,944,419
Regency Centers Corp.	25,932	1,962,015
Simon Property Group, Inc.	42,147	7,861,680
		$23,796,459
Semiconductors & Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc.(1)	180,782	$36,776,482
Allegro MicroSystems, Inc.(1)	6,519	205,544
Analog Devices, Inc.	53,873	17,139,156
Applied Materials, Inc.	87,070	29,759,655
Broadcom, Inc.	461,288	142,773,249
Cirrus Logic, Inc.(1)	7,380	1,067,295
Enphase Energy, Inc.(1)	16,417	620,727
Entegris, Inc.	17,978	2,107,741
First Solar, Inc.(1)	9,518	1,877,521
Intel Corp.(1)	466,531	20,588,013
KLA Corp.	14,643	21,560,500
Lam Research Corp.	139,527	29,811,339
Lattice Semiconductor Corp.(1)	15,108	1,401,418
MACOM Technology Solutions Holdings, Inc.(1)	7,511	1,667,968
Marvell Technology, Inc.	97,655	9,672,728
Microchip Technology, Inc.	58,302	3,766,892
Micron Technology, Inc.	125,131	42,274,257
MKS, Inc.	8,175	1,878,697
Monolithic Power Systems, Inc.	4,927	5,386,935
NVIDIA Corp.	2,227,011	388,390,718
ON Semiconductor Corp.(1)	47,391	2,934,451
Qorvo, Inc.(1)	11,584	896,602
QUALCOMM, Inc.	116,833	15,045,754
Rambus, Inc.(1)	13,679	1,176,804
Skyworks Solutions, Inc.	20,197	1,081,549
Teradyne, Inc.	17,105	5,070,948
Texas Instruments, Inc.	100,794	19,568,147
Universal Display Corp.	6,342	581,308
		$805,082,398
Software — 8.0%
ACI Worldwide, Inc.(1)	12,660	$519,187
Adobe, Inc.(1)	46,466	11,294,955
AppFolio, Inc., Class A(1)	3,500	552,370
AppLovin Corp., Class A(1)	24,271	9,659,858
Atlassian Corp., Class A(1)	19,033	1,299,002
Autodesk, Inc.(1)	23,403	5,602,678
Bentley Systems, Inc., Class B	16,578	582,219
Security	Shares	Value
Software (continued)
Box, Inc., Class A(1)	17,017	$ 402,282
Cadence Design Systems, Inc.(1)	29,839	8,291,363
CCC Intelligent Solutions Holdings, Inc.(1)	65,000	390,000
Clearwater Analytics Holdings, Inc., Class A(1)	29,268	692,188
Commvault Systems, Inc.(1)	5,190	404,249
CrowdStrike Holdings, Inc., Class A(1)	27,590	10,771,412
Datadog, Inc., Class A(1)	35,029	4,135,174
Docusign, Inc.(1)	26,144	1,239,487
Dolby Laboratories, Inc., Class A	6,538	392,672
Dropbox, Inc., Class A(1)	18,546	421,365
Dynatrace, Inc.(1)	39,992	1,478,904
Elastic NV(1)	8,376	418,716
Fair Isaac Corp.(1)	2,971	3,171,661
Fortinet, Inc.(1)	66,649	5,446,556
Gen Digital, Inc.	59,180	1,114,359
Guidewire Software, Inc.(1)	8,545	1,277,990
HubSpot, Inc.(1)	6,345	1,548,815
Intuit, Inc.	29,905	12,930,324
Manhattan Associates, Inc.(1)	6,811	906,680
MARA Holdings, Inc.(1)(2)	38,039	310,398
Microsoft Corp.	703,051	260,248,389
Nutanix, Inc., Class A(1)	29,688	1,128,441
Oracle Corp.	186,629	27,454,992
Palo Alto Networks, Inc.(1)	89,641	14,371,245
PTC, Inc.(1)	11,340	1,615,837
Q2 Holdings, Inc.(1)	7,296	345,101
Qualys, Inc.(1)	4,602	404,286
Roper Technologies, Inc.	11,551	4,087,437
Salesforce, Inc.	98,989	18,478,277
Samsara, Inc., Class A(1)	44,601	1,413,406
SentinelOne, Inc., Class A(1)	22,483	289,581
ServiceNow, Inc.(1)	117,110	12,243,851
SPS Commerce, Inc.(1)	4,586	255,303
Synopsys, Inc.(1)	19,253	7,633,429
Trimble, Inc.(1)	34,815	2,270,982
Tyler Technologies, Inc.(1)	4,951	1,695,123
Varonis Systems, Inc.(1)	13,142	282,159
Workday, Inc., Class A(1)	24,539	3,188,107
Zscaler, Inc.(1)	11,669	1,637,044
		$444,297,854
Specialized REITs — 1.0%
American Tower Corp.	57,949	$10,000,838
Crown Castle, Inc.	55,657	4,525,471
CubeSmart	31,543	1,156,051
Digital Realty Trust, Inc.	41,972	7,563,774
Equinix, Inc.	12,583	12,334,360
Extra Space Storage, Inc.	25,542	3,349,323
Iron Mountain, Inc.	30,096	3,074,005
Lamar Advertising Co., Class A	12,312	1,559,438
National Storage Affiliates Trust	12,000	452,880

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs (continued)
Public Storage	20,382	$ 5,521,076
SBA Communications Corp.	11,910	2,049,830
Weyerhaeuser Co.	82,826	2,023,439
		$ 53,610,485
Specialty Retail — 2.0%
AutoNation, Inc.(1)	2,563	$ 500,451
AutoZone, Inc.(1)	1,674	5,654,404
Bath & Body Works, Inc.	29,800	556,366
Best Buy Co., Inc.	21,455	1,377,411
Boot Barn Holdings, Inc.(1)	2,500	365,900
Burlington Stores, Inc.(1)	6,490	2,111,716
CarMax, Inc.(1)	19,883	826,735
Carvana Co.(1)	12,875	4,047,643
Dick's Sporting Goods, Inc.	5,422	1,075,128
Five Below, Inc.(1)	4,218	963,729
Floor & Decor Holdings, Inc., Class A(1)	12,454	632,663
GameStop Corp., Class A(1)	30,485	702,374
Gap, Inc.	25,901	626,804
Group 1 Automotive, Inc.	1,397	461,890
Home Depot, Inc.	102,351	33,662,220
Lithia Motors, Inc., Class A	1,614	403,048
Lowe's Cos., Inc.	58,897	13,916,183
O'Reilly Automotive, Inc.(1)	83,454	7,703,639
Penske Automotive Group, Inc.	1,776	265,548
Ross Stores, Inc.	31,943	6,919,812
TJX Cos., Inc.	116,282	18,570,236
Tractor Supply Co.	55,318	2,505,905
Ulta Beauty, Inc.(1)	4,554	2,380,421
Urban Outfitters, Inc.(1)	2,413	152,864
Wayfair, Inc., Class A(1)	10,384	780,981
Williams-Sonoma, Inc.	13,156	2,398,734
		$109,562,805
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	1,398,510	$354,927,853
Dell Technologies, Inc., Class C	35,037	5,750,623
Everpure, Inc., Class A(1)	33,965	2,005,294
Hewlett Packard Enterprise Co.	146,696	3,492,832
HP, Inc.	109,071	2,095,254
NetApp, Inc.	23,724	2,429,100
Sandisk Corp.(1)	14,988	9,522,476
Seagate Technology Holdings PLC	23,535	9,220,071
Western Digital Corp.	38,027	10,285,923
		$399,729,426
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(1)	7,218	$599,238
Deckers Outdoor Corp.(1)	16,950	1,696,525
lululemon Athletica, Inc.(1)	11,416	1,747,790
NIKE, Inc., Class B	119,739	6,324,614
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	4,524	$ 1,556,211
Tapestry, Inc.	22,305	3,147,459
VF Corp.	41,223	700,379
		$ 15,772,216
Trading Companies & Distributors — 0.5%
Air Lease Corp.	17,419	$ 1,131,190
Applied Industrial Technologies, Inc.	4,824	1,279,904
Core & Main, Inc., Class A(1)	24,700	1,220,180
Fastenal Co.	112,234	5,207,658
Ferguson Enterprises, Inc.	20,716	4,832,214
GATX Corp.	3,444	588,028
QXO, Inc.(1)	74,283	1,442,576
SiteOne Landscape Supply, Inc.(1)	6,263	833,668
United Rentals, Inc.	8,916	6,495,841
W.W. Grainger, Inc.	4,358	4,753,750
Watsco, Inc.	4,166	1,515,549
WESCO International, Inc.	4,024	1,101,047
		$30,401,605
Water Utilities — 0.1%
American Water Works Co., Inc.	25,307	$3,444,030
Essential Utilities, Inc.	28,156	1,133,842
		$4,577,872
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	55,080	$11,568,452
		$11,568,452
Total Common Stocks (identified cost $2,350,806,224)		$5,545,704,648

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(3)	16,181	$ 0
Total Miscellaneous (identified cost $0)		$ 0

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	3,785,582	$ 3,785,582
Total Affiliated Fund (identified cost $3,785,582)		$ 3,785,582
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(6)	321,750	$ 321,750
Total Securities Lending Collateral (identified cost $321,750)		$ 321,750
Total Short-Term Investments (identified cost $4,107,332)		$ 4,107,332
Total Investments — 99.9% (identified cost $2,354,921,322)		$5,549,819,746
Other Assets, Less Liabilities — 0.1%		$ 4,142,634
Net Assets — 100.0%		$5,553,962,380

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $4,180,300.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of March 31, 2026.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$7,766
		$7,766

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,351,135,740) - including $4,180,300 of securities on loan	$5,546,034,164
Investments in securities of affiliated issuers, at value (identified cost $3,785,582)	3,785,582
Cash	323
Receivable for capital shares sold	5,635,342
Dividends receivable	3,186,195
Dividends receivable - affiliated	8,906
Securities lending income receivable	3,111
Receivable from affiliates	702,765
Directors' deferred compensation plan	670,751
Total assets	$5,560,027,139
Liabilities
Payable for capital shares redeemed	$2,484,766
Deposits for securities loaned	321,750
Payable to affiliates:
Investment advisory fee	580,234
Administrative fee	580,541
Distribution and service fees	232,179
Sub-transfer agency fee	28,129
Directors' deferred compensation plan	670,751
Payable for accounting fees	561,215
Payable for transfer agency fees and expenses	444,998
Accrued expenses	160,196
Total liabilities	$6,064,759
Net Assets	$5,553,962,380
Sources of Net Assets
Paid-in capital	$2,227,298,685
Distributable earnings	3,326,663,695
Net Assets	$5,553,962,380
Class A Shares
Net Assets	$798,676,280
Shares Outstanding	15,453,140
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$51.68
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$54.26
Class C Shares
Net Assets	$66,129,088
Shares Outstanding	1,374,827
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$48.10

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class I Shares
Net Assets	$2,969,424,129
Shares Outstanding	55,731,859
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$53.28
Class R6 Shares
Net Assets	$1,719,732,883
Shares Outstanding	32,330,640
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$53.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $3,196)	$37,272,978
Dividend income - affiliated issuers	91,816
Interest income	1,634
Securities lending income, net	21,169
Total investment income	$37,387,597
Expenses
Investment advisory fee	$3,572,852
Administrative fee	3,572,852
Distribution and service fees:
Class A	1,067,101
Class C	360,167
Directors' fees and expenses	167,425
Custodian fees	47,360
Transfer agency fees and expenses	1,622,010
Accounting fees	427,689
Professional fees	108,246
Registration fees	55,424
Reports to shareholders	48,277
Miscellaneous	149,718
Total expenses	$11,199,121
Waiver and/or reimbursement of expenses by affiliates	$(3,044,960)
Net expenses	$8,154,161
Net investment income	$29,233,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$182,103,976
Net realized gain	$182,103,976
Change in unrealized appreciation (depreciation):
Investment securities	$(309,618,966)
Net change in unrealized appreciation (depreciation)	$(309,618,966)
Net realized and unrealized loss	$(127,514,990)
Net decrease in net assets from operations	$(98,281,554)

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$29,233,436	$57,914,555
Net realized gain	182,103,976	248,503,323
Net change in unrealized appreciation (depreciation)	(309,618,966)	512,803,351
Net increase (decrease) in net assets from operations	$(98,281,554)	$819,221,229
Distributions to shareholders:
Class A	$(44,057,505)	$(13,323,483)
Class C	(3,431,184)	(753,566)
Class I	(165,993,570)	(52,279,909)
Class R6	(98,525,291)	(32,557,457)
Total distributions to shareholders	$(312,007,550)	$(98,914,415)
Capital share transactions:
Class A	$2,347,956	$(78,723,228)
Class C	(2,729,906)	(10,659,204)
Class I	(27,084,155)	(149,107,838)
Class R6	(36,602,515)	(132,808,929)
Net decrease in net assets from capital share transactions	$(64,068,620)	$(371,299,199)
Net increase (decrease) in net assets	$(474,357,724)	$349,007,615
Net Assets
At beginning of period	$6,028,320,104	$5,679,312,489
At end of period	$5,553,962,380	$6,028,320,104

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$55.51	$48.99	$36.30	$30.51	$38.30	$29.75
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.40	$0.36	$0.35	$0.30	$0.28
Net realized and unrealized gain (loss)	(1.15)	6.91	12.66	5.74	(7.74)	8.53
Total income (loss) from operations	$(0.94)	$7.31	$13.02	$6.09	$(7.44)	$8.81
Less Distributions
From net investment income	$(0.38)	$(0.36)	$(0.33)	$(0.30)	$(0.25)	$(0.26)
From net realized gain	(2.51)	(0.43)	—	—	(0.10)	—
Total distributions	$(2.89)	$(0.79)	$(0.33)	$(0.30)	$(0.35)	$(0.26)
Net asset value — End of period	$51.68	$55.51	$48.99	$36.30	$30.51	$38.30
Total Return(2)	(2.01)%(3)	15.06%	36.07%	20.08%	(19.64)%	29.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$798,676	$855,549	$835,212	$658,227	$572,693	$686,373
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.60%(5)	0.60%	0.59%	0.60%	0.59%	0.59%
Net expenses	0.49%(5)(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.49%
Net investment income	0.76%(5)	0.79%	0.85%	1.00%	0.82%	0.77%
Portfolio Turnover	2%(3)	8%	12%	8%	13%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$51.67	$45.67	$33.89	$28.46	$35.78	$27.82
Income (Loss) From Operations
Net investment income(1)	$0.00(2)	$0.02	$0.04	$0.08	$0.02	$0.01
Net realized and unrealized gain (loss)	(1.07)	6.44	11.81	5.39	(7.24)	7.98
Total income (loss) from operations	$(1.07)	$6.46	$11.85	$5.47	$(7.22)	$7.99
Less Distributions
From net investment income	$ —	$(0.03)	$(0.07)	$(0.04)	$(0.00)(3)	$(0.03)
From net realized gain	(2.50)	(0.43)	—	—	(0.10)	—
Total distributions	$(2.50)	$(0.46)	$(0.07)	$(0.04)	$(0.10)	$(0.03)
Net asset value — End of period	$48.10	$51.67	$45.67	$33.89	$28.46	$35.78
Total Return(4)	(2.37)%(5)	14.22%	35.01%	19.22%	(20.24)%	28.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,129	$73,818	$75,835	$64,695	$63,985	$84,005
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.35%(7)	1.35%	1.34%	1.35%	1.35%	1.34%
Net expenses	1.24%(7)(8)	1.24%(8)	1.24%(8)	1.24%(8)	1.24%(8)	1.24%
Net investment income	0.01%(7)	0.05%	0.10%	0.25%	0.07%	0.03%
Portfolio Turnover	2%(5)	8%	12%	8%	13%	10%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$57.20	$50.43	$37.36	$31.38	$39.37	$30.56
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.54	$0.49	$0.45	$0.40	$0.38
Net realized and unrealized gain (loss)	(1.19)	7.13	13.00	5.92	(7.95)	8.75
Total income (loss) from operations	$(0.90)	$7.67	$13.49	$6.37	$(7.55)	$9.13
Less Distributions
From net investment income	$(0.51)	$(0.47)	$(0.42)	$(0.39)	$(0.34)	$(0.32)
From net realized gain	(2.51)	(0.43)	—	—	(0.10)	—
Total distributions	$(3.02)	$(0.90)	$(0.42)	$(0.39)	$(0.44)	$(0.32)
Net asset value — End of period	$53.28	$57.20	$50.43	$37.36	$31.38	$39.37
Total Return(2)	(1.89)%(3)	15.37%	36.37%	20.42%	(19.45)%	30.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,969,424	$3,214,802	$2,974,668	$2,251,092	$2,021,486	$2,916,731
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.35%(5)	0.35%	0.34%	0.35%	0.34%	0.34%
Net expenses	0.24%(5)(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%(6)	0.24%
Net investment income	1.01%(5)	1.04%	1.10%	1.25%	1.06%	1.02%
Portfolio Turnover	2%(3)	8%	12%	8%	13%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$57.13	$50.38	$37.32	$31.37	$39.35	$30.55
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.56	$0.51	$0.47	$0.43	$0.39
Net realized and unrealized gain (loss)	(1.18)	7.12	13.00	5.90	(7.96)	8.74
Total income (loss) from operations	$(0.88)	$7.68	$13.51	$6.37	$(7.53)	$9.13
Less Distributions
From net investment income	$(0.55)	$(0.50)	$(0.45)	$(0.42)	$(0.35)	$(0.33)
From net realized gain	(2.51)	(0.43)	—	—	(0.10)	—
Total distributions	$(3.06)	$(0.93)	$(0.45)	$(0.42)	$(0.45)	$(0.33)
Net asset value — End of period	$53.19	$57.13	$50.38	$37.32	$31.37	$39.35
Total Return(2)	(1.86)%(3)	15.41%	36.47%	20.46%	(19.42)%	30.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,719,733	$1,884,152	$1,793,598	$1,291,167	$947,313	$1,006,890
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.28%(5)	0.28%	0.29%	0.30%	0.29%	0.29%
Net expenses	0.19%(5)(6)	0.19%(6)	0.19%(6)	0.19%(6)	0.19%(6)	0.19%
Net investment income	1.06%(5)	1.09%	1.15%	1.30%	1.13%	1.07%
Portfolio Turnover	2%(3)	8%	12%	8%	13%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,545,704,648(2)	$ —	$ —	$5,545,704,648
Rights	—	—	7,766	7,766
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	3,785,582	—	—	3,785,582
Securities Lending Collateral	321,750	—	—	321,750
Total Investments	$5,549,811,980	$ —	$7,766	$5,549,819,746

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $3,572,852.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $3,205 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $3,041,755.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly.  For the six months ended March 31, 2026, CRM was paid administrative fees of $3,572,852.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $1,067,101 and $360,167 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $22,494 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received $174 and $533 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026 in the amount of $153.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $52,802 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $111,266,862 and $468,465,679, respectively.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,385,643,215
Gross unrealized appreciation	$3,308,183,584
Gross unrealized depreciation	(144,007,053)
Net unrealized appreciation	$3,164,176,531
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $4,180,300 and the total value of collateral received was $4,154,138 comprised of cash of $321,750 and U.S. government and/or agencies securities of $3,832,388.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$321,750	$ —	$ —	$ —	$321,750
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,785,582, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,942,519	$193,415,702	$(192,572,639)	$ —	$ —	$3,785,582	$91,816	3,785,582
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	620,593	$34,124,150	2,364,531	$117,951,031
Reinvestment of distributions	748,668	41,161,764	241,882	12,355,358
Shares redeemed	(1,328,411)	(72,937,958)	(4,244,363)	(209,029,617)
Net increase (decrease)	40,850	$2,347,956	(1,637,950)	$(78,723,228)
Class C
Shares sold	99,008	$5,047,288	1,209,556	$56,284,438
Reinvestment of distributions	64,154	3,289,836	15,169	725,516
Shares redeemed	(217,000)	(11,067,030)	(1,456,530)	(67,669,158)
Net decrease	(53,838)	$(2,729,906)	(231,805)	$(10,659,204)
Class I
Shares sold	4,796,227	$271,409,058	11,332,346	$581,456,729
Reinvestment of distributions	2,742,497	155,335,034	931,350	48,923,799
Shares redeemed	(8,013,592)	(453,828,247)	(15,039,762)	(779,488,366)
Net decrease	(474,868)	$(27,084,155)	(2,776,066)	$(149,107,838)
Class R6
Shares sold	2,786,027	$158,062,495	8,469,801	$437,120,527
Reinvestment of distributions	1,498,252	84,696,198	547,312	28,706,521
Shares redeemed	(4,934,942)	(279,361,208)	(11,640,102)	(598,635,977)
Net decrease	(650,663)	$(36,602,515)	(2,622,989)	$(132,808,929)

This Page Intentionally Left Blank

CSXAX-NCSR 3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 26, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 26, 2026